Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (1.4%)
Alabama 21st Century Authority Tobacco Settlement Funded Revenue	5.000%	6/1/21	3,000	3,049
Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	8,498
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	8,190	9,408
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/29	3,345	4,283
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	10,030	11,780
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,371
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,795
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,215	1,648
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,300	1,757
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,347
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,341
Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	1,007
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	6,905	7,421
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,245	7,786
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	7,000	7,523
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	9,250	12,068
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	8,325	11,147
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	10,015	13,636
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	20,000	25,058
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	20,000	24,841
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	13,000	16,063
Alabama Public School and College Authority Sales Tax Revenue	5.000%	5/1/21	4,895	4,954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,571
	Auburn University College & University Revenue, Prere.	5.000%	6/1/22	3,000	3,195
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/26	1,520	1,791
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/27	1,750	2,060
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	3,232
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	3,000	3,549
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	6,335	7,495
	Baldwin County AL Board of Education Sales Tax Revenue, Prere.	5.000%	12/1/24	2,005	2,372
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	895
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	976
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	662
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	461
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	487
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	417
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	592
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	472
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	471
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	705
	Birmingham AL GO, Prere.	5.000%	3/1/23	5,000	5,505
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	5,001
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,395
	Birmingham Water Works Board Water Revenue	5.000%	1/1/28	1,250	1,629
	Birmingham Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,958
	Birmingham Water Works Board Water Revenue	5.000%	1/1/35	5,000	6,154
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,413
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,836
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	2,227
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,624
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	9/1/25	74,600	86,563
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	7/1/26	27,500	32,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	3/1/21	90,360	91,176
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	4/1/22	8,715	9,147
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	9/1/23	38,040	41,664
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.996%	9/1/23	9,500	9,521
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	610
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	639
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	552
	Hoover AL GO	4.000%	7/1/30	2,485	2,907
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	833
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	300	378
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	400	510
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/27	275	351
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	634
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	395	501
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,260
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	630
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/31	365	458
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,299
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,258
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	2,337
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,481
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,505
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,852
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,632
	Huntsville AL GO	5.000%	5/1/21	2,330	2,358
	Huntsville AL GO	5.000%	5/1/24	2,410	2,784
	Huntsville AL GO	5.000%	5/1/25	2,535	3,042
	Huntsville AL GO	5.000%	5/1/25	2,955	3,546
	Huntsville AL GO	5.000%	5/1/26	2,660	3,305
	Huntsville AL GO	5.000%	5/1/34	3,515	4,442
	Huntsville AL GO	5.000%	5/1/35	3,690	4,654
	Huntsville AL GO	5.000%	5/1/35	3,000	3,783
	Huntsville AL GO	5.000%	5/1/36	3,875	4,874
	Huntsville AL GO	5.000%	5/1/36	4,330	5,446
	Huntsville AL GO	5.000%	5/1/36	5,055	6,594
	Huntsville AL GO	5.000%	5/1/37	4,070	5,106
	Huntsville AL GO	5.000%	5/1/37	3,050	3,826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL GO	5.000%	5/1/37	5,055	6,583
	Huntsville AL GO	5.000%	5/1/38	2,270	2,842
	Huntsville AL GO, Prere.	5.000%	5/1/21	2,375	2,403
	Huntsville AL GO, Prere.	5.000%	5/1/21	575	582
	Huntsville AL GO, Prere.	5.000%	5/1/21	2,050	2,075
	Huntsville AL GO, Prere.	5.000%	9/1/21	2,245	2,308
	Huntsville AL GO, Prere.	5.000%	9/1/21	295	303
	Huntsville AL Water Revenue	5.000%	11/1/25	1,500	1,801
	Huntsville AL Water Revenue	5.000%	11/1/27	1,655	1,975
	Huntsville AL Water Revenue	5.000%	11/1/28	1,525	1,812
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	2,690	3,527
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	3,300	4,312
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	7,818
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	5,459
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	4,319
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,916
	Jefferson County AL GO	5.000%	4/1/26	3,610	4,432
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	4,446
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,465	6,873
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	3,177
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	6,596
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	9,377
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	6,145
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	8,207
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	4,040
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,867
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	19,490
	Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,872
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,912
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	856
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,132
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,128
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	9/1/25	54,305	62,933
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	4,269
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	4,312
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	3,001
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,591
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	1/1/24	270,410	298,819
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	3/1/24	32,435	36,051
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,494
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	429
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,323
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,958
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,881
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,540
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	573
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	816
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	1,067
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	797
	University of Alabama College & University Revenue	5.000%	7/1/21	10,530	10,737
[4]	University of South Alabama College & University Revenue	4.000%	4/1/22	300	313
[4]	University of South Alabama College & University Revenue	4.000%	4/1/23	250	268
[4]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	415
[4]	University of South Alabama College & University Revenue	5.000%	11/1/24	1,675	1,945
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	2,045
[4]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,501
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	960
[4]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,824
[4]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	697
[4]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,349
[4]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	531
[4]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	559
[4]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,588
[4]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	6,121
[4]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,640
[4]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	1,164
[4]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	1,193
					1,197,533
Alaska (0.1%)
	Alaska GO	5.000%	8/1/24	5,005	5,477
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	475	506
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	825	879
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere	5.000%	6/1/22	310	330
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	2,600	2,767
	Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	4,505	4,795

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska Housing Finance Corp. Miscellaneous Revenue (State Capital Project II), Prere.	5.000%	6/1/22	1,690	1,799
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	2/1/32	4,855	5,238
Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,770
Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	5,305
Anchorage AK GO	5.000%	9/1/26	6,590	7,957
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,989
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,494
Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,621
Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,958
Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,938
Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,929
Anchorage AK Water Revenue	5.000%	5/1/36	3,470	4,265
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	17,278
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,738
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.625%	6/1/23	1,145	1,164
Valdez AK Industrial Revenue (Exxon Pipeline Co. Project) VRDO	0.020%	2/1/21	3,600	3,600
Valdez AK Industrial Revenue VRDO	0.020%	2/1/21	2,560	2,560
				91,357
Arizona (1.8%)
Arizona COP	5.000%	10/1/26	10,590	13,293
Arizona COP	5.000%	10/1/27	13,400	17,280
Arizona COP	5.000%	10/1/28	11,330	14,969
Arizona COP	5.000%	10/1/29	17,350	23,423
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/22	8,520	9,107
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	4,225	4,513
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	6,405	7,449
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	6,000	6,976
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	5,393
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	17,181
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	5,160	6,311
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,580	8,104
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,925	2,058
Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/21	3,480	3,480
Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	3,100	3,243
Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	5,000	5,242
Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,132
Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	4,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	6,500	6,800
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	11,800	11,800
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,728
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	553
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,571
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	1,140
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	947
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,327
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,387
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,230
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,338
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	1,810	2,097
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	716
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	1,153
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	999
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	942
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	1,013
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	625	680
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	210	279
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	439
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	266
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	396
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	550
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	269
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	423
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	415	491
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	525
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	405	477
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	435	511
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	4,247
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	2,117
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	651
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,858
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	3,245
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	4,699
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	3,492
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,678
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,879
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	2,442
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	4,296
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	2,215	3,060
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	4,650	6,455
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	495
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	410
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	899
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	410
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	407
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	436
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	285
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	656
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	685
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	954
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	798
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	562
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	910	938
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	5,160
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	2,738
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	7,417
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	8,675
	Arizona Lottery Revenue	5.000%	7/1/26	6,390	7,961
	Arizona Lottery Revenue	5.000%	7/1/27	7,000	8,966
	Arizona Lottery Revenue	5.000%	7/1/28	5,500	7,222
	Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,276
	Arizona State University College & University Revenue	5.000%	7/1/26	810	1,011
	Arizona State University College & University Revenue	5.000%	7/1/27	315	335
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	4,370
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	2,221
	Arizona State University College & University Revenue	5.000%	7/1/28	840	1,070
	Arizona State University College & University Revenue	5.000%	7/1/28	285	303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona State University College & University Revenue	5.000%	7/1/30	715	820
Arizona State University College & University Revenue	5.000%	7/1/31	725	858
Arizona State University College & University Revenue	5.000%	7/1/32	895	1,057
Arizona State University College & University Revenue	5.000%	7/1/32	780	892
Arizona State University College & University Revenue	5.000%	7/1/33	700	824
Arizona State University College & University Revenue	5.000%	7/1/33	750	856
Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,176
Arizona State University College & University Revenue	5.000%	7/1/34	750	855
Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,554
Arizona State University College & University Revenue	5.000%	7/1/35	605	710
Arizona State University College & University Revenue	5.000%	7/1/35	750	854
Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,588
Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,137
Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,851
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	800	853
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	715	763
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/21	6,755	6,892
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	10,275	10,983
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	12,030	13,430
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	27,590	32,088
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/21	2,235	2,307
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	6,035	6,520
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	12,000	14,014
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/21	1,450	1,496
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	1,490	1,607
Chandler AZ GO	4.000%	7/1/22	3,570	3,766
Chandler AZ GO	5.000%	7/1/23	3,400	3,799
Gilbert AZ GO	5.000%	7/1/21	7,290	7,438
Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	3,197
Glendale AZ Sales Tax Revenue	5.000%	7/1/21	2,990	3,049
Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,140	3,336
Glendale AZ Sales Tax Revenue	5.000%	7/1/25	9,445	11,236
Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	4,394
Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	3,097
Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	10,228
Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	7,485
Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/29	1,000	1,346
Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	2,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,729
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,800	2,074
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.250%	7/1/28	690	775
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/29	480	542
	Kyrene Elementary School District No. 28 (Project 2010) GO	5.500%	7/1/30	375	423
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	406
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	704
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/28	2,850	3,764
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/29	2,550	3,449
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	6,685	8,066
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,428
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/31	2,415	2,707
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/32	1,500	1,663
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,532
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	2,080
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	575
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	932
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,898
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	6,263
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	10,200
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	15,345	19,990
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	13,961
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	11,226
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,296
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	9,258
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,244
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,241
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,140	2,647
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	3,109
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,966
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	15,000	18,518
	Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	16,578
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/23	2,250	2,511
	Maricopa County Unified School District No. 48 Scottsdale GO	5.000%	7/1/22	8,465	9,048
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,957
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,707
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,400
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/28	1,000	1,321
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,876
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	3,474
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	2,010	2,404
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	2,530	3,019
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	421
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	352
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	556
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	6,815	7,889
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	4,328
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	4,236
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	11,070	11,830
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	6,320	6,754
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	7,835	9,112
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	9,040	10,511
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	11,000	12,785
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	2,565	2,979
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	16,000	17,908
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	6,440	7,804
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	2,730	3,308
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	30,000	33,462
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/30	3,895	4,910
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	12,550	15,631
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	1,870	2,305
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/31	9,530	11,747

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	1,625	2,033
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	5,120	6,289
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/32	13,160	16,166
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	4,500	5,610
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	3,275	4,019
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	11,565	14,193
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	6,845	8,196
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,364
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	8,520	10,436
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	12,815	15,696
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	2,000	2,482
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	24,550	30,213
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	10,000	12,231
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	4,190	5,187
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	10,035	12,318
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	8,750	10,676
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,403
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	459
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	3,185	3,934
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	20,065	24,572
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	8,715	10,612
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/38	300	371
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/38	4,000	4,930
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	308
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/39	10,090	12,245
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	449
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, ETM	5.000%	7/1/22	11,000	11,760
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/26	1,790	2,236
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/27	2,035	2,614
Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	814
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	806
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	342
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	830
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	973
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,579
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/36	500	631
	Pima County AZ GO	4.000%	7/1/21	6,000	6,097
[5]	Pima County IDA Charter School Aid Revenue	4.125%	6/15/29	2,450	2,488
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,180	2,338
[5]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,393
	Pima County IDA Electric Power & Light Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,660
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/22	3,140	3,342
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/23	3,585	3,987
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/26	3,600	3,998
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/22	2,025	2,172
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	1,155	1,297
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/25	1,655	1,938
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,145	2,281
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	2,500	2,774
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	4,540	5,245
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	3,045	3,654
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	2,580	3,196
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,020	6,377
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	5,218
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,145	3,974
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	6,345	8,278
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/30	39,570	51,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	6,246
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	28,444
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	29,631
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	17,818
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,240	7,669
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	3,650	4,287
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	10,760	13,254
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	984
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	6,705	8,613
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/21	4,045	4,197
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/22	4,335	4,690
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	9,495
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	5,260
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	23,070
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,790	3,459
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	350
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/32	4,250	5,800
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	19,720	28,742
	Scottsdale AZ GO	5.000%	7/1/22	3,015	3,224
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/22	12,415	13,273
	Tucson AZ Water System Water Revenue	5.000%	7/1/23	3,540	3,951
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	2,256
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	2,224
[6]	University of Arizona College & University Revenue	5.000%	8/1/27	940	1,180
[6]	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,287
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,468
	University of Arizona College & University Revenue	5.000%	6/1/31	1,000	1,062
	University of Arizona College & University Revenue	5.000%	6/1/32	1,290	1,370
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,295
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,563
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,279
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,435
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,136
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,704
					1,463,176
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	380	396
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,822
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	2,205
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,950
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,932
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,562
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,015	2,569
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,393
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,796
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,914
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	2,335
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,762
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,568
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,270
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,220	1,527
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,373
	Arkansas GO	5.000%	10/1/24	10,105	11,865
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,641
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,993
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	3,392
	Rogers School District No. 30 GO	3.000%	2/1/31	4,810	5,154
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/26	2,695	3,089
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/27	1,500	1,712
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/28	1,025	1,165
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/30	2,670	2,926
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.000%	4/1/31	2,860	3,124
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	18,550	20,667
	Springdale School District No. 50 GO	4.000%	6/1/27	3,500	3,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Springdale School District No. 50 GO	4.000%	6/1/32	4,500	4,692
	Springdale School District No. 50 GO	4.000%	6/1/33	5,500	5,728
	University of Arkansas College & University Revenue	5.000%	11/1/23	1,280	1,446
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	694
	University of Arkansas College & University Revenue	5.000%	11/1/25	2,020	2,324
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	755
	University of Arkansas College & University Revenue	5.000%	11/1/26	2,205	2,529
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,175
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,210	3,658
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,354
	University of Arkansas College & University Revenue	5.000%	11/1/29	795	983
	University of Arkansas College & University Revenue	5.000%	11/1/29	3,355	3,811
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	2,199
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,565	2,907
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,229
	University of Arkansas College & University Revenue	5.000%	11/1/31	835	1,027
	University of Arkansas College & University Revenue	5.000%	3/1/32	2,185	2,870
	University of Arkansas College & University Revenue	5.000%	11/1/33	1,125	1,374
	University of Arkansas College & University Revenue	5.000%	11/1/34	1,000	1,219
	University of Arkansas College & University Revenue	5.000%	11/1/36	1,200	1,456
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,815	1,882
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,075	1,114
	University of Arkansas College & University Revenue, Prere.	5.000%	11/1/21	1,695	1,757
					145,958
California (9.5%)
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/27	1,375	1,460
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue	5.000%	7/1/29	2,795	2,967
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/21	155	159
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	1,450	1,559
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,970	2,411
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,345	2,942
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	730
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	5,000	5,563
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	7,814
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	889
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	12/1/27	3,010	3,432
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/30	12,395	14,022
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,015	4,415
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	5,020	5,511
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	9,000	9,874
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	5,000	5,481
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	5,000	5,474
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	2,195	2,266
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,030	5,073
	Anaheim Public Financing Authority Electric Power & Light Revenue, Prere.	5.250%	4/1/21	5,300	5,345
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	7,900	9,467
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	5,595
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	12,990	15,490
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	11,840	14,087
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	30,038
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	47,571
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	26,430	31,253
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	20,000	23,602
	Bay Area Toll Authority Highway Revenue PUT	2.000%	3/1/21	6,125	6,134
	Bay Area Toll Authority Highway Revenue PUT	2.100%	10/1/21	7,200	7,294
	Bay Area Toll Authority Highway Revenue PUT	2.125%	10/1/24	64,500	68,196
	Bay Area Toll Authority Highway Revenue PUT	2.850%	10/1/24	19,850	21,577
	Bay Area Toll Authority Highway Revenue PUT	2.625%	10/1/25	54,000	59,298
	Bay Area Toll Authority Highway Revenue PUT	2.950%	10/1/25	33,875	37,640
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	3/1/21	14,500	14,505
[3]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	11/1/22	13,500	13,610
[2]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	2/4/21	15,100	15,100
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,684
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	7,285
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	789
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	687
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	874
	California Department of Water Resources Water Revenue	5.000%	12/1/32	18,000	25,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Department of Water Resources Water Revenue	5.000%	12/1/33	10,250	14,290
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	91
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	35	41
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	55	65
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,490	2,949
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,574
[7]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	6,340	4,601
	California GO	5.000%	3/1/22	26,540	27,947
	California GO	5.000%	8/1/22	19,000	20,393
	California GO	5.000%	8/1/22	4,880	5,238
	California GO	5.000%	9/1/22	4,900	5,279
	California GO	5.000%	9/1/22	5,620	6,055
	California GO	5.000%	9/1/22	17,000	18,315
	California GO	5.000%	12/1/22	11,000	11,983
	California GO	5.000%	9/1/23	9,770	10,992
	California GO	5.000%	11/1/23	9,700	10,991
	California GO	5.000%	12/1/23	34,000	38,659
	California GO	5.000%	3/1/24	30,065	34,541
	California GO	5.000%	5/1/24	25,000	28,918
	California GO	5.000%	10/1/24	43,425	51,077
	California GO	5.000%	3/1/25	15,410	18,410
	California GO	5.000%	10/1/25	20,000	22,094
	California GO	5.000%	10/1/25	34,000	41,529
	California GO	5.000%	10/1/25	5,250	6,413
	California GO	5.000%	11/1/25	33,000	38,943
	California GO	5.000%	4/1/26	48,005	59,685
	California GO	5.000%	10/1/26	31,195	34,411
	California GO	5.000%	10/1/26	5,250	6,630
	California GO	5.000%	4/1/27	52,120	66,808
	California GO	3.500%	8/1/27	21,000	25,159
	California GO	5.000%	10/1/27	11,250	12,405
	California GO	5.250%	10/1/27	26,440	27,342
	California GO	5.000%	11/1/27	17,380	19,636
	California GO	5.000%	2/1/28	12,500	13,696
	California GO	5.000%	8/1/28	1,260	1,624
	California GO	5.000%	10/1/28	5,250	7,001
	California GO	5.000%	11/1/28	9,175	10,361
	California GO	5.000%	11/1/28	7,770	10,088
	California GO	5.000%	11/1/28	29,660	39,633
	California GO	5.000%	11/1/28	21,450	28,663
	California GO	5.000%	12/1/28	3,575	4,051
	California GO	5.000%	9/1/29	5,600	7,012
	California GO	5.250%	9/1/29	10,460	11,798
	California GO	5.000%	10/1/29	10,000	11,698
	California GO	5.000%	10/1/29	4,120	5,620
	California GO	5.000%	11/1/29	17,695	24,179
	California GO	5.000%	4/1/30	4,910	6,589
	California GO	5.000%	5/1/30	30,000	34,532
	California GO	4.000%	8/1/30	12,400	14,694
	California GO	5.000%	8/1/30	15,000	18,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/30	4,500	4,627
	California GO	5.250%	9/1/30	25,480	28,698
	California GO	5.000%	11/1/30	34,250	47,746
	California GO	3.500%	12/1/30	7,500	8,086
	California GO	5.000%	4/1/31	2,000	2,800
	California GO	4.000%	8/1/31	27,000	31,926
	California GO	4.000%	9/1/31	7,660	9,076
	California GO	5.000%	10/1/31	24,000	28,046
	California GO	5.000%	10/1/31	11,975	16,201
	California GO	5.000%	11/1/31	10,000	12,894
	California GO	5.000%	11/1/31	4,765	6,603
	California GO	5.000%	2/1/32	50,640	55,368
	California GO	5.000%	4/1/32	26,035	34,626
	California GO	5.000%	4/1/32	15,000	21,393
	California GO	4.000%	8/1/32	8,000	9,441
	California GO	4.000%	9/1/32	5,000	5,912
	California GO	5.000%	9/1/32	6,500	8,086
	California GO	5.000%	10/1/32	11,000	12,837
	California GO	5.000%	10/1/32	7,690	10,349
	California GO	4.000%	11/1/32	4,805	5,821
	California GO	5.000%	2/1/33	60,000	65,525
	California GO	5.000%	4/1/33	12,000	15,881
	California GO	4.000%	8/1/33	26,000	30,586
	California GO	5.000%	8/1/33	14,000	17,349
	California GO	4.000%	9/1/33	26,050	30,706
	California GO	3.000%	10/1/33	9,000	10,361
	California GO	5.000%	10/1/33	6,000	7,000
	California GO	3.000%	11/1/33	2,620	3,062
	California GO	4.000%	8/1/34	4,980	5,846
	California GO	5.000%	9/1/34	1,655	2,054
	California GO	3.000%	10/1/34	18,575	21,207
	California GO	5.000%	10/1/34	10,000	11,654
	California GO	3.000%	11/1/34	3,200	3,706
	California GO	5.000%	11/1/34	10,660	14,551
	California GO	5.000%	11/1/34	2,590	3,535
	California GO	4.000%	9/1/35	7,900	9,275
	California GO	4.000%	9/1/35	10,000	11,741
	California GO	3.000%	10/1/35	44,000	50,080
	California GO	3.000%	11/1/35	2,300	2,654
	California GO	5.000%	11/1/35	24,035	32,699
	California GO	4.000%	3/1/36	13,590	16,859
	California GO	3.000%	10/1/36	29,800	33,798
	California GO	5.000%	11/1/36	9,850	13,351
	California GO	3.000%	10/1/37	6,800	7,689
	California GO PUT	4.000%	6/1/21	13,300	13,467
[2]	California GO VRDO	0.010%	2/1/21	9,745	9,745
[2]	California GO VRDO	0.010%	2/1/21	3,600	3,600
[2]	California GO VRDO	0.010%	2/1/21	8,300	8,300
[2]	California GO VRDO	0.010%	2/1/21	8,100	8,100
[2]	California GO VRDO	0.010%	2/1/21	12,100	12,100
[2]	California GO VRDO	0.010%	2/1/21	4,845	4,845
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	5,000	5,371
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,000	5,362
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,845	4,115
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,247
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,624
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,968
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	5,144
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	6,363
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,872
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	4,331
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,600	1,917
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	3,000	3,585
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,511
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,900	3,453
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	34,940	41,331
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,645	7,054
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	1,510	1,631
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,095	5,524
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	41,815	47,607
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	81,500	98,956
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	53,870	73,392
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/3/21	27,090	27,090
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	19,000	19,078
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	3/1/21	9,180	9,218
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,000	3,996
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/27	16,600	16,783
[3]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.740%	6/1/25	2,000	2,000
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/29	1,000	1,210
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/32	2,190	2,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	2,099
	California Municipal Finance Authority Resource Recovery Revenue PUT	0.180%	4/1/21	30,400	30,402
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	10,335	10,335
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	6,340	6,340
[2,5]	California State Municipal Finance Authority Housing Revenue TOB VRDO	0.620%	2/4/21	9,515	9,515
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/21	3,075	3,112
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	6,075	6,443
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,065	3,397
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	4,510	4,999
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	750	846
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	2,750	3,033
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	900	1,057
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	3,400	3,897
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	3,600	4,270
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,651
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	7,420	7,890
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,552
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/27	1,325	1,564
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,829
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	4,400	5,641
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	3,700	4,832
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	1,800	2,399
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	2,500	3,391
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	10,409
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	7,301
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,215
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/27	3,145	3,457
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	13,532

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,327
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,668
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	11,143
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,309
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,483
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,668
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/21	5,000	5,032
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/24	4,155	4,784
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	3,085	3,257
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	9,810
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,844
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	4,260	4,403
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	23,742
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,835	4,543
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,180
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	2,100	2,823
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	2,615	3,501
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	2,580	3,445
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/35	5,365	7,141
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/36	3,100	4,112
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	8,145	8,478

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/28	3,570	4,421
California State University College & University Revenue	5.000%	11/1/30	24,965	29,256
California State University College & University Revenue	5.000%	11/1/30	8,400	10,662
California State University College & University Revenue	5.000%	11/1/30	2,025	2,498
California State University College & University Revenue	5.000%	11/1/31	21,630	25,304
California State University College & University Revenue	5.000%	11/1/31	5,955	7,532
California State University College & University Revenue	5.000%	11/1/31	4,600	5,664
California State University College & University Revenue	5.000%	11/1/32	10,030	11,713
California State University College & University Revenue	5.000%	11/1/32	2,555	3,219
California State University College & University Revenue	5.000%	11/1/32	10,000	12,290
California State University College & University Revenue	5.000%	11/1/33	20,000	23,316
California State University College & University Revenue	5.000%	11/1/33	8,010	10,059
California State University College & University Revenue	5.000%	11/1/33	1,000	1,256
California State University College & University Revenue	4.000%	11/1/34	2,000	2,329
California State University College & University Revenue	5.000%	11/1/34	24,190	28,171
California State University College & University Revenue	5.000%	11/1/34	10,270	12,872
California State University College & University Revenue	5.000%	11/1/34	1,000	1,253
California State University College & University Revenue	4.000%	11/1/35	2,000	2,325
California State University College & University Revenue	5.000%	11/1/35	4,405	5,123
California State University College & University Revenue	5.000%	11/1/35	12,825	16,037
California State University College & University Revenue	5.000%	11/1/35	4,645	6,201
California State University College & University Revenue	5.000%	11/1/36	12,660	15,791
California State University College & University Revenue	5.000%	11/1/36	7,165	9,533
California State University College & University Revenue	5.000%	11/1/37	9,290	11,144
California State University College & University Revenue	5.000%	11/1/38	10,000	13,232
California State University College & University Revenue	5.000%	11/1/39	8,000	9,271
California State University College & University Revenue	5.000%	11/1/41	12,445	15,058
California State University College & University Revenue, Prere.	5.250%	11/1/21	7,395	7,679
California State University College & University Revenue, Prere.	5.250%	11/1/21	7,790	8,089
California State University College & University Revenue, Prere.	5.250%	11/1/21	7,960	8,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	5.250%	11/1/21	4,000	4,154
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	7,058
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,370
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,756
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	4,128
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	970	1,279
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,241
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/27	5,000	5,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	45,180	61,553
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,035	28,658
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	28,065	38,235
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	16,290	22,193
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,147
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,172
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,167
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,307
	Cerritos Community College District GO	0.000%	8/1/28	1,000	921
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,623
	Cerritos Community College District GO	0.000%	8/1/31	1,000	857
	Chabot-Las Positas Community College District GO	5.000%	8/1/27	7,000	7,814
	Chabot-Las Positas Community College District GO	5.000%	8/1/30	15,000	16,721
	Chabot-Las Positas Community College District GO	5.000%	8/1/31	5,000	5,571
	Chabot-Las Positas Community College District GO	5.000%	8/1/32	17,000	18,937
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	1,250	1,451
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	2,000	2,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	957
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,789
[4]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,544
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,209
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,315
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,380
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,506
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,572
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,636
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,707
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,647
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,872
[7]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,410
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	2,000	2,243
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,365
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,487
	Corona-Norco Unified School District GO	4.000%	8/1/35	5,240	6,057
	Corona-Norco Unified School District GO	4.000%	8/1/36	5,550	6,401
	Cupertino Union School District GO, Prere.	5.000%	8/1/22	1,000	1,074
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	2,776
	Desert Sands Unified School District GO	5.000%	8/1/32	1,500	1,900
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,649
	Desert Sands Unified School District GO	5.000%	8/1/34	1,025	1,292
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10,900	13,978
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	7,665	9,771
	East Side Union High School District GO	5.000%	8/1/26	2,575	2,879
	East Side Union High School District GO	5.000%	8/1/27	2,000	2,235
	East Side Union High School District GO	5.000%	8/1/28	3,000	3,351
[4]	East Side Union High School District GO	3.000%	8/1/33	6,920	7,595
[4]	East Side Union High School District GO	3.000%	8/1/34	4,600	5,022
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/34	5,730	6,686
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	8,125	9,445
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,750	1,843
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	1,000	1,053
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,485	2,617
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,110	2,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/22	2,000	2,106
[4]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	3,060	3,516
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,498
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,805
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	8,049
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/23	775	863
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,153
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	895
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,379
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,340
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	2,074
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,616
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/23	2,875	2,835
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,660
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,981
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,833
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,615
	Fontana Unified School District GO	3.000%	8/1/38	1,290	1,417
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.250%	1/15/33	2,000	2,325
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	7/15/22	40,500	43,397
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	22,443
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,303
	Fresno Unified School District GO	3.000%	8/1/36	1,000	1,103
	Gavilan Joint Community College District GO	5.000%	8/1/30	5,000	6,004
	Gavilan Joint Community College District GO	5.000%	8/1/31	6,000	7,194
[9]	Gilroy Unified School District GO	0.000%	8/1/30	5,245	4,631
[9]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,857
[9]	Gilroy Unified School District GO, ETM	0.000%	8/1/30	255	229
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	7,500	8,976
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	5,000	4,816
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	5,000	4,733
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/28	52,135	48,364
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	15,500	18,162
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,018
	Grossmont Healthcare District GO	4.000%	7/15/40	28,000	31,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hayward Unified School District GO	5.000%	8/1/28	2,720	3,134
[4]	Hayward Unified School District GO	5.000%	8/1/28	3,795	4,372
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	3,006
[4]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,315	5,036
	Huntington Beach City School District GO	4.000%	8/1/36	1,000	1,182
	Huntington Beach City School District GO	4.000%	8/1/37	1,000	1,179
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	4,405
[2]	Irvine CA VRDO	0.010%	2/1/21	4,387	4,387
[2]	Irvine Ranch Water District VRDO	0.010%	2/1/21	4,350	4,350
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,216
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,181
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,392
[4]	Kern Community College District GO	0.000%	11/1/26	10,210	9,739
	Kern Community College District GO	3.000%	8/1/40	3,030	3,328
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/23	2,100	2,077
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,523
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,407
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,912
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas)	5.000%	9/1/30	3,125	3,580
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	290	330
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	200
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	313
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/21	7,645	7,946
[10]	Long Beach Bond Finance Authority Tax Allocation Revenue (Industrial Redevelopment Project Areas)	5.500%	11/1/22	3,535	3,839
[9]	Long Beach Unified School District GO	0.000%	8/1/23	1,995	1,976
[9]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,418
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	3,421
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	10,408
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	28,000	30,708
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	21,000	23,819
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	22,685
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	24,895	29,105
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,040	3,554
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	30,500	35,658
	Los Angeles CA Unified School District GO	5.000%	7/1/22	49,000	52,384
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	23,209
	Los Angeles CA Unified School District GO	5.000%	7/1/27	10,635	13,700
	Los Angeles CA Unified School District GO	5.000%	7/1/29	13,650	15,739
	Los Angeles CA Unified School District GO	3.000%	7/1/31	20,135	22,103
	Los Angeles CA Unified School District GO	5.000%	7/1/31	5,720	7,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,200	2,776
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,719
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,400	2,727
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	27,000	34,267
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,600	8,160
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	32,306
	Los Angeles CA Unified School District GO	4.000%	7/1/37	9,000	11,089
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	15,780
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	5,632
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	2,020	2,563
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	6,496
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	5,280	6,674
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	2,500	3,148
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	1,050	1,246
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,795	6,869
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,761
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,507
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	5,002
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	12,350	15,925
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	10,755
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	18,485	24,517
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	11,517
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	15,000	20,397
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	11,000	15,270
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	5,800	8,233
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	20,407
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,500	3,600
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	24,028
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,300	6,511
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	8,000	10,935
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	10,000	12,677
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	18,828
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	23,489
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	13,621
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	12,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	15,856
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	3,055	4,150
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	21,324
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	6,526
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	4,000	5,414
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	20,214
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	25,837
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	11,119
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,232
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/27	1,475	1,581
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/32	3,000	3,214
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	20,000	26,994
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	3,315	4,474
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	19,065	26,251
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	3,480	4,792
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	12,485	17,095
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	13,140	17,698
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,230	5,697
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	3,191
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,300	2,850
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,698
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,315	2,859
[6]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,165	4,319
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	9,556
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,944
[6]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,702
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	10,565	12,964
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	5,025	6,166
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	20,730	25,370
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	5,225	6,394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	3,590
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	30,000	36,629
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	6,636
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	10,000	13,036
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,435	3,308
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,295	7,108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,880	14,535
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/27	7,985	9,272
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/28	25,385	28,300
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	28,567
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	20,112
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	13,762
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	13,499
Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/39	6,895	8,939
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	46,543
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	22,108
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	950
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	14,014
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	2/1/21	19,000	19,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	2/1/21	4,400	4,400
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	2/4/21	17,000	17,000
Los Angeles Department of Water Revenue	5.000%	7/1/31	22,715	25,312
Los Angeles Department of Water Revenue	5.000%	7/1/33	11,185	12,455
Los Angeles Department of Water Revenue	5.000%	7/1/33	3,000	3,743
Los Angeles Department of Water Revenue	5.000%	7/1/34	2,500	3,112
Los Angeles Department of Water Revenue	5.000%	7/1/35	2,500	3,106
Los Angeles Department of Water Revenue	5.000%	7/1/36	2,750	3,313
Los Angeles Department of Water Revenue	5.000%	7/1/36	18,025	23,311
Los Angeles Department of Water Revenue	5.000%	7/1/37	21,535	27,775
Los Angeles Department of Water Revenue	5.000%	7/1/38	17,720	21,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water Revenue	5.000%	7/1/38	11,000	14,154
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	8,731
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,152
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	12,454
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,775	5,211
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	10,875	12,786
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21	1,090	1,119
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,102
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,194
[7]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,530
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	7,910	8,461
[8]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,561
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,000	1,188
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	9,638
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	23,697
[8]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/21	0.000%	8/1/29	6,065	6,973
[8]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/21	0.000%	8/1/32	6,000	6,832
	Napa Valley Unified School District GO	4.000%	8/1/26	2,655	2,893
	Napa Valley Unified School District GO	4.000%	8/1/27	5,130	5,574
	Napa Valley Unified School District GO	4.000%	8/1/28	6,000	6,503
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/27	2,275	2,585
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/28	2,235	2,531
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	10,000	11,176
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	4,500	4,626
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,500	1,605
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	2,000	2,230
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/33	14,000	18,430
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	16,200	21,251
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	9,850	12,894
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	13,115
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	15,000	19,513
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	8,025	10,388
	Palo Alto Unified School District GO	0.000%	8/1/23	14,050	13,973
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	19,049
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	17,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palo Alto Unified School District GO	0.000%	8/1/31	12,305	10,820
[9]	Palomar Health GO	0.000%	8/1/32	9,300	7,544
	Palomar Health GO	4.000%	8/1/34	5,725	6,403
[7]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	8/1/26	5,000	4,526
	Peralta Community College District GO	5.000%	8/1/27	7,605	9,791
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,477
	Peralta Community College District GO	5.000%	8/1/28	9,110	12,010
	Peralta Community College District GO	5.000%	8/1/29	10,745	14,487
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,222
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,347
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,470
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,587
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,830
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/24	3,550	4,200
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/25	5,580	6,850
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,668
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,662
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/29	4,830	5,858
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,579
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,661
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,230	2,702
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	2,097
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	6,690	7,522
	Rancho Santiago Community College District GO, Prere.	5.000%	9/1/23	16,145	18,152
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	2,885	3,459
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31	3,050	3,653
[1]	Rialto Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32	3,125	3,737
[2]	Riverside CA COP VRDO	0.010%	2/4/21	5,310	5,310
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	8,231
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/31	9,575	11,560
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/33	3,495	4,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/34	12,070	14,466
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,710
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	8,790	8,160
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,375	3,072
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	6,430	5,708
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	9,395	8,122
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	11,075	9,328
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	3,242
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,980	5,576
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	7,365	8,246
[7]	Rocklin Unified School District GO	0.000%	8/1/22	5,450	5,417
[4]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,745
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	140	153
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	336
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	432
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	204
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	1,920	1,998
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,240	1,411
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,760	2,088
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,690
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	9,436
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,368
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,000	2,309
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/31	1,000	1,203
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/31	3,000	3,459
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/35	1,115	1,330
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/26	755	756
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,960	2,193
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,180	1,320
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,320	1,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,400	1,567
[4]	San Bernardino Community College District GO	0.000%	8/1/22	3,535	3,517
[4]	San Bernardino Community College District GO	0.000%	8/1/23	5,000	4,946
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	12,065	13,533
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	13,965	15,664
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	14,080	15,774
	San Diego CA Unified School District GO	0.000%	7/1/30	16,270	14,604
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	774
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,827
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	944
	San Diego Community College District GO	4.000%	8/1/32	19,065	22,510
	San Diego Community College District GO, Prere.	5.000%	8/1/21	7,400	7,582
	San Diego Community College District GO, Prere.	5.000%	8/1/21	3,895	3,991
	San Diego Community College District GO, Prere.	5.000%	8/1/21	8,350	8,556
	San Diego Community College District GO, Prere.	5.000%	8/1/21	4,315	4,421
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,900	2,556
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,500	1,968
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,680	2,244
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,872
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,035	2,703
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,790
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,325	1,753
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,734
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,250	1,649
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,517
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,800
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,829
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,792
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.020%	2/4/21	9,300	9,300
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	5,275	6,514
	San Diego County Water Authority Water Revenue	5.000%	5/1/34	10,540	12,868
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	10,678
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,407
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,805	5,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	19,526
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	15,562
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	14,854
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	11,328
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	6,029
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/37	3,250	3,663
	San Francisco CA City & County COP	5.000%	4/1/28	10,790	13,009
	San Francisco CA City & County COP	4.000%	4/1/30	16,775	19,231
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	14,168
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	3,044
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	11,327
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	3,157
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	11,305
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	3,268
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	3,389
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,513
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,470
	San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,135
	San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,188
	San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,296
[2,5]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	22,145	22,145
[2,5]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.620%	2/4/21	39,965	39,965
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	8,040	9,737
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	2,265
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	7,025	8,803
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,372
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	20,060	25,697
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	12,000	12,736
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	13,086
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	18,261
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	14,249
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	10,000	10,800
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	9,030	10,871
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	2,545	3,064
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	5,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,568
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	11,695
	San Francisco Unified School District GO	4.000%	6/15/31	8,670	9,137
	San Francisco Unified School District GO	4.000%	6/15/31	8,420	10,297
	San Francisco Unified School District GO	4.000%	6/15/31	5,615	6,866
	San Francisco Unified School District GO	4.000%	6/15/32	3,950	4,163
	San Francisco Unified School District GO	4.000%	6/15/32	5,935	7,207
	San Francisco Unified School District GO	4.000%	6/15/32	3,840	4,663
	San Francisco Unified School District GO	4.000%	6/15/33	8,885	10,389
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,670	2,093
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	3,396
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	3,000	3,718
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	3,250
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,110	3,848
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	4,137
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,065	3,779
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	3,219
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,530
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,630
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,771
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	4,040
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	4,503
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	4,155
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,310
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/28	2,520	2,901
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,925
[8]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,811
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	3,131
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	3,039
[10]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,880
	San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	3,781
	San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,205
[7]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,934
[7]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,895
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	5,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	5,485	5,927
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	5,915
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	7,946
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	9,506
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,250
	Santa Clara Unified School District GO	3.000%	7/1/34	4,435	4,845
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,691
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,892
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,198
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,239
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,010	1,210
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,198
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,796
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,796
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	2,650	3,174
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/32	2,000	2,424
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/33	2,000	2,422
	Santa Monica Community College District GO	0.000%	8/1/23	9,045	8,962
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,678
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,757
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	11,437
	Santa Monica Community College District GO	5.000%	8/1/35	4,000	5,088
	Santa Monica Community College District GO, Prere.	5.000%	8/1/23	5,145	5,771
[10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,434
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,857
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/37	2,575	2,871
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,991
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	3,204
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,755
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	7,627
[7]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,372
[4]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,467
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	5,000	5,656
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/30	5,930	7,063
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/32	5,045	5,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	9,695	11,505
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/36	1,640	1,940
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	1/1/25	5,000	5,017
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	572
	State Center Community College District GO	5.000%	8/1/29	6,005	7,229
	State Center Community College District GO	5.000%	8/1/31	5,070	6,081
	State Center Community College District GO	3.000%	8/1/37	2,250	2,559
	State Center Community College District GO	3.000%	8/1/38	2,000	2,256
[1]	Sweetwater Union High School District GO	5.000%	8/1/29	3,300	3,748
	Tahoe-Truckee Unified School District GO	5.000%	8/1/29	440	550
	Tahoe-Truckee Unified School District GO	5.000%	8/1/30	805	1,003
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	759
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,343
	Tahoe-Truckee Unified School District GO	5.000%	8/1/36	1,610	1,981
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,302
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,197
[7]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,909
[7]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,294
[7]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,826
	University of California College & University Revenue	5.000%	5/15/23	1,265	1,282
	University of California College & University Revenue	5.000%	5/15/24	2,585	2,867
	University of California College & University Revenue	5.000%	5/15/27	6,125	7,332
	University of California College & University Revenue	5.000%	5/15/28	17,945	19,876
	University of California College & University Revenue	5.000%	5/15/28	5,550	6,651
	University of California College & University Revenue	5.000%	5/15/28	12,500	14,957
	University of California College & University Revenue	5.000%	5/15/29	19,020	22,768
	University of California College & University Revenue	5.000%	5/15/30	70	89
	University of California College & University Revenue	4.000%	5/15/31	18,505	22,548
	University of California College & University Revenue	5.000%	5/15/31	11,100	13,266
	University of California College & University Revenue	5.000%	5/15/31	3,785	4,937
	University of California College & University Revenue	5.000%	5/15/32	21,830	24,137
	University of California College & University Revenue	5.000%	5/15/32	4,060	4,848
	University of California College & University Revenue	5.000%	5/15/32	9,025	11,752
	University of California College & University Revenue	5.000%	5/15/32	4,500	6,182
	University of California College & University Revenue	4.000%	5/15/33	28,500	33,867

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/33	31,200	34,482
University of California College & University Revenue	5.000%	5/15/33	5,750	7,474
University of California College & University Revenue	4.000%	5/15/34	28,825	34,165
University of California College & University Revenue	4.000%	5/15/34	17,000	18,874
University of California College & University Revenue	5.000%	5/15/34	38,420	42,443
University of California College & University Revenue	5.000%	5/15/34	5,625	7,268
University of California College & University Revenue	5.000%	5/15/34	7,000	9,524
University of California College & University Revenue	4.000%	5/15/35	5,665	6,701
University of California College & University Revenue	5.000%	5/15/35	6,025	7,768
University of California College & University Revenue	5.000%	5/15/35	15,045	20,415
University of California College & University Revenue	5.000%	5/15/36	7,175	8,790
University of California College & University Revenue	5.000%	5/15/36	9,010	11,620
University of California College & University Revenue	5.000%	5/15/36	3,000	4,056
University of California College & University Revenue	5.000%	5/15/37	6,640	8,513
University of California College & University Revenue	5.000%	5/15/38	1,850	2,366
University of California College & University Revenue	5.000%	5/15/39	10,000	13,404
University of California College & University Revenue	5.000%	5/15/43	11,525	15,269
University of California College & University Revenue PUT	5.000%	5/15/23	127,200	141,322
University of California College & University Revenue, Prere.	5.000%	5/15/21	235	238
University of California College & University Revenue, Prere.	5.000%	5/15/21	5,535	5,612
University of California College & University Revenue, Prere.	5.000%	5/15/21	2,145	2,175
University of California College & University Revenue, Prere.	5.000%	5/15/21	1,210	1,227
University of California College & University Revenue, Prere.	5.000%	5/15/23	8,050	8,929
Ventura County Community College District GO	0.000%	8/1/23	6,155	6,094
Ventura County Community College District GO	0.000%	8/1/24	8,150	8,012
Ventura County Community College District GO	0.000%	8/1/25	8,000	7,812
Ventura County Community College District GO	0.000%	8/1/26	8,500	8,187
Ventura County Community College District GO	0.000%	8/1/27	8,500	8,045
Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,145
Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,145
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/32	6,155	7,341
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	8,107
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	8,732
	West Contra Costa Unified School District GO	5.000%	8/1/27	2,405	2,770
[7]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,791
	West Contra Costa Unified School District GO	5.000%	8/1/29	3,500	4,018
[4,11]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,741
[7]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,667
[4,11]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	14,937
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	4,149
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	4,045
[9]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,268
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	13,307
[4]	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/22	6,270	6,727
[4]	Westlands Water District Water Revenue	5.000%	9/1/26	1,000	1,076
					7,901,034
Colorado (1.9%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,750	2,172
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/32	7,210	8,907
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,791
	Adams County CO COP	5.000%	12/1/30	600	724
	Adams County CO COP	5.000%	12/1/33	1,040	1,249
	Adams County CO COP	5.000%	12/1/34	790	948
	Arvada CO Sales Tax Revenue	5.000%	12/1/30	3,665	4,832
	Aurora CO COP	5.000%	12/1/31	1,345	1,800
	Aurora CO Water Revenue	5.000%	8/1/41	3,000	3,625
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,809
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	10,683
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	11,190
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,846
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	733
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	740
	Colorado COP	5.250%	11/1/23	5,080	5,773
	Colorado COP	5.000%	3/15/33	1,350	1,758
	Colorado COP	4.000%	12/15/33	23,200	27,888
	Colorado COP	5.000%	3/15/34	1,375	1,784
	Colorado COP	4.000%	12/15/34	16,040	19,238
	Colorado COP	5.000%	3/15/35	1,255	1,625
	Colorado COP	4.000%	12/15/35	11,375	13,602
	Colorado COP	5.000%	3/15/36	2,840	3,665
	Colorado COP	4.000%	6/15/37	955	1,165
	Colorado COP	4.000%	12/15/37	9,540	11,303
	Colorado COP	4.000%	6/15/38	1,330	1,617
	Colorado COP	4.000%	3/15/39	7,135	8,527
	Colorado COP	4.000%	6/15/39	1,000	1,213
	Colorado COP	4.000%	12/15/39	5,500	6,749

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado COP	4.000%	6/15/40	1,320	1,597
Colorado COP	4.000%	6/15/41	1,300	1,568
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	2,312
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	5,916
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	4,540
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	1,021
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,190
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	1,000	1,151
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	1,075	1,234
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	2,242
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,894
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	661
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,977
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	824
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	2,176
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	646
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,768
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,000	3,743
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,593
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,000	5,102
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,911
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	400	517
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,189
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	662
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,901
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	6,522
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	921
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,025	5,213

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,476
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	700	938
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,602
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,800	4,900
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	5,158
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,330
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	6,415
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,322
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	6,386
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,567
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,801
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,436
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	8,311
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	4,150	5,271
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	5,000	6,350
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	961
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	7,055
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,245	7,905
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,000	8,861
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	2,174
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	9,000	11,359
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	22,553
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	6,622
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	8,000	9,515
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	14,067
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	6,119
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	10,109
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	6,434
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	6,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	19,510	22,113
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	11,000	12,867
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	7,000	8,450
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,605	26,024
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,000	12,634
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/4/21	15,450	15,450
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	51,270
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/26	915	1,135
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,308
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	2/1/21	22,000	22,000
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	6,750	7,347
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	2,025	2,204
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/23	8,385	9,142
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,793
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	2,049
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,778
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,849
[2]	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	25,330	25,330
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	10,000	10,968
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	1,525	1,992
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,450	1,942
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,625	2,176
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	290	388
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	820
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	881
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,254
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,430	1,789
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/40	1,700	2,121
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/45	6,260	7,691
[2,5]	Colorado State Housing Finance Authority Housing Revenue TOB VRDO	0.620%	2/4/21	17,720	17,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/31	2,415	2,780
[4]	Commerce City CO Sales Tax Revenue	5.000%	8/1/33	2,410	2,768
	Denver City & County School District No. 1 GO	4.000%	12/1/31	7,000	8,038
	Denver City & County School District No. 1 GO	5.000%	12/1/33	5,095	6,298
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	14,144
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	18,027
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	28,894
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	902
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,185
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,485
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,634
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,535
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,970
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	3,080	3,619
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	15,190	16,482
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	5,186
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	962
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,438
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	720
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,643
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	750	974
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	16,270
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,247
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	5,120
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	1,087
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	10,079
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	6,035	7,900
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	2,195	2,934
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,504
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	8,341
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	9,444
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	765
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	8,764
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	9,216
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,329
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,978
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	6,947
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	7,535
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	5,750	6,246
	Denver CO City & County GO	5.000%	8/1/22	4,365	4,685
	Denver CO City & County GO	5.000%	8/1/22	7,125	7,647
	Denver CO City & County GO	5.000%	8/1/23	8,340	9,352
	Denver CO City & County GO	5.000%	8/1/23	7,000	7,850
	Denver CO City & County GO	5.000%	8/1/24	8,760	10,242
	Denver CO City & County GO	5.000%	8/1/25	9,195	11,175
	Denver CO City & County GO	5.000%	8/1/25	9,225	11,211
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	810
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	772
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	775
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,576
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,543
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/32	11,425	15,040
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/33	7,360	9,653
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	759
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	629
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/31	550	689
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/21	27,500	27,432
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/22	11,315	11,249
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	15,435	15,241
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,561
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,305
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	21,459
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	8,183
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,729
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	5,695
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	9,191
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	7,363
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	4,080
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,708
	El Paso County School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,571
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,173
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,442
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,437
	El Paso County School District No. 3 Widefield GO	5.000%	12/1/28	620	672
	El Paso County School District No. 3 Widefield GO	5.000%	12/1/32	710	769
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/32	4,010	4,542
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/33	7,535	8,499
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/34	7,075	7,965
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	624
[4]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	250
[4]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	2,025
[4]	Interlocken Metropolitan District GO	5.000%	12/1/28	750	981
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,222
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	23,336
	Jefferson County School District R-1 GO	5.000%	12/15/37	23,500	30,389
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,985
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/30	3,010	4,000
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/32	3,000	3,708
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	3,070
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	4,049
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	6,000	7,904
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,607
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	2,315
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/23	6,500	7,184
	Metro Wastewater Reclamation District Sewer Revenue	3.000%	4/1/38	2,465	2,823
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,708
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,198
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,376
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,770
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,263
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,459
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,310
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,554
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,547
	Regional Transportation District COP	5.000%	6/1/28	4,370	5,704

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regional Transportation District COP	5.000%	6/1/29	4,455	5,942
Regional Transportation District COP	5.000%	6/1/30	3,565	4,730
Regional Transportation District COP	5.000%	6/1/31	3,000	3,963
Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	967
Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	600	781
Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	789
Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	662
Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	935
Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	732
Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	1,062
Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	1,059
Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	800	979
Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,248
Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	1,100	1,333
Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	1,275
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/24	5,000	5,416
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/25	5,875	6,361
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	9,000	12,710
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	6,000	8,631
Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	637
Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	1,085
Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,500	1,626
Thornton CO COP	4.000%	12/1/35	3,940	4,692
Thornton CO COP	4.000%	12/1/36	4,100	4,851
University of Colorado College & University Revenue	5.000%	6/1/26	3,105	3,866
University of Colorado College & University Revenue	4.000%	6/1/28	5,600	6,224
University of Colorado College & University Revenue	5.000%	6/1/29	4,010	5,233
University of Colorado College & University Revenue	5.000%	6/1/30	2,535	3,188
University of Colorado College & University Revenue	5.000%	6/1/30	5,095	6,609
University of Colorado College & University Revenue	4.000%	6/1/33	3,700	4,266
University of Colorado College & University Revenue	4.000%	6/1/33	1,375	1,608
University of Colorado College & University Revenue	4.000%	6/1/34	10,000	11,915
University of Colorado College & University Revenue	4.000%	6/1/35	5,160	6,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Colorado College & University Revenue	4.000%	6/1/36	8,405	9,930
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	22,254
	University of Colorado College & University Revenue VRDO	0.010%	2/1/21	8,500	8,500
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,250	1,331
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,085	2,221
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,480	2,641
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,445	2,604
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	2,720	2,897
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,850	1,970
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	1,950	2,077
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/22	3,155	3,360
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	1,500	1,737
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,316
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,606
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,000	6,491
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,250	6,691
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	7,285	7,285
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	270
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/28	250	294
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	275
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	287
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	298
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/31	265	309
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	323
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/32	160	186
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	328
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	365
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	128
	Village Metropolitan District GO	4.150%	12/1/30	1,000	1,076
	Village Metropolitan District GO	5.000%	12/1/40	1,100	1,196
[4]	Westminster Public Schools COP	5.000%	12/1/30	635	812
[4]	Westminster Public Schools COP	5.000%	12/1/32	310	394
[4]	Westminster Public Schools COP	4.000%	12/1/33	1,825	2,148
[4]	Westminster Public Schools COP	4.000%	12/1/34	1,050	1,233
[4]	Westminster Public Schools COP	5.000%	12/1/35	775	977
[4]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,521
					1,553,255
Connecticut (1.5%)
	Connecticut GO	5.000%	11/1/21	5,000	5,182
	Connecticut GO	4.000%	3/15/22	14,405	15,027
	Connecticut GO	5.000%	4/15/22	6,005	6,356
	Connecticut GO	5.000%	5/15/22	11,310	11,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	5.000%	6/1/22	8,010	8,526
	Connecticut GO	5.000%	6/15/22	9,355	9,975
	Connecticut GO	5.000%	9/15/22	6,830	7,366
	Connecticut GO	5.000%	11/15/22	5,000	5,431
	Connecticut GO	5.000%	11/15/22	7,120	7,734
	Connecticut GO	5.000%	3/15/23	9,555	10,511
	Connecticut GO	5.000%	11/1/23	10,125	10,486
	Connecticut GO	5.000%	11/15/23	7,715	8,726
	Connecticut GO	5.000%	11/15/23	14,275	16,145
	Connecticut GO	5.000%	3/15/24	10,000	11,456
	Connecticut GO	5.000%	5/15/24	4,500	5,189
	Connecticut GO	5.000%	6/1/24	10,260	10,904
	Connecticut GO	5.000%	9/1/24	20,000	23,329
	Connecticut GO	5.000%	10/15/24	10,805	11,670
	Connecticut GO	5.000%	11/15/24	6,440	7,571
	Connecticut GO	5.000%	11/15/24	10,025	11,786
	Connecticut GO	5.000%	2/15/25	11,830	14,019
	Connecticut GO	5.000%	3/1/25	19,440	21,335
	Connecticut GO	5.000%	4/15/25	1,375	1,640
	Connecticut GO	5.000%	6/15/25	1,025	1,230
	Connecticut GO	5.000%	9/1/25	19,395	22,615
	Connecticut GO	5.000%	2/15/26	11,000	13,514
	Connecticut GO	5.000%	6/15/26	2,665	3,192
	Connecticut GO	5.000%	9/1/26	13,170	15,325
	Connecticut GO	5.000%	9/15/26	1,405	1,757
	Connecticut GO	5.000%	11/1/26	9,650	9,984
	Connecticut GO	5.000%	2/15/27	12,000	15,152
	Connecticut GO	5.000%	3/15/27	9,800	11,602
	Connecticut GO	4.000%	9/15/27	3,000	3,170
	Connecticut GO	5.000%	4/15/28	3,950	5,140
	Connecticut GO	4.000%	6/1/28	3,000	3,690
	Connecticut GO	5.000%	8/15/28	550	682
	Connecticut GO	4.000%	6/1/29	6,500	8,131
	Connecticut GO	5.000%	3/1/30	8,900	10,108
	Connecticut GO	4.000%	6/1/30	1,750	2,219
	Connecticut GO	4.000%	6/1/31	1,850	2,334
	Connecticut GO	5.000%	6/15/31	5,000	5,736
	Connecticut GO	5.000%	4/15/32	4,000	4,213
	Connecticut GO	4.000%	6/1/32	1,000	1,253
	Connecticut GO	5.000%	6/15/32	6,000	6,869
	Connecticut GO	5.000%	8/15/32	20,000	22,195
	Connecticut GO	3.000%	1/15/33	6,360	7,275
	Connecticut GO	5.000%	6/15/33	8,000	9,139
	Connecticut GO	5.000%	10/15/33	12,000	14,704
	Connecticut GO	3.000%	1/15/34	2,000	2,275
	Connecticut GO	4.000%	3/15/34	7,500	8,555
	Connecticut GO	4.000%	6/15/34	18,000	20,205
	Connecticut GO	5.000%	11/15/34	10,000	11,952
	Connecticut GO	3.000%	1/15/35	2,500	2,829
	Connecticut GO	4.000%	3/15/35	27,500	31,322
	Connecticut GO	5.000%	4/15/35	1,000	1,231
	Connecticut GO	5.000%	11/15/35	5,000	5,965
	Connecticut GO	3.000%	1/15/36	8,800	9,920
	Connecticut GO	4.000%	6/1/36	4,000	4,900
	Connecticut GO	4.000%	6/15/36	1,055	1,251
	Connecticut GO	3.000%	1/15/37	9,955	11,177
[1]	Connecticut GO	4.000%	1/15/37	6,500	7,938
	Connecticut GO	4.000%	6/1/37	6,150	7,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	4.000%	6/15/37	990	1,171
	Connecticut GO	3.000%	1/15/38	12,025	13,435
	Connecticut GO	4.000%	6/1/38	9,375	11,366
[1]	Connecticut GO	3.000%	1/15/39	3,520	3,926
	Connecticut GO	3.000%	1/15/39	11,890	13,220
	Connecticut GO	4.000%	6/1/39	3,000	3,628
	Connecticut GO	5.000%	6/1/40	750	975
[3]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.750%	0.790%	3/1/21	4,455	4,456
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	6,260	6,884
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	5,000	5,383
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	20,455	22,298
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,000	3,494
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	8,225	8,964
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	15,030	16,354
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	27,279
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	11,531
[1]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,825	7,196
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	10,105	13,037
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,000	4,017
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,000	6,894
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	12,080	15,512
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	18,839
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	5,000	6,614
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	4,289
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	22,973
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	4,750	6,258
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	2,237
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	12,462
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	6,344
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,200	1,568
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	3,000	3,905
	Connecticut State Health & Educational Facilities Authority College & Univerisity Revenue PUT	0.250%	7/1/37	1,000	1,000
	Connecticut State Health & Educational Facilities Authority College & Univerisity Revenue PUT	1.000%	7/1/49	10,000	9,998
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	5,475	6,295
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	6,214
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,350
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,391
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	513
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,386
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	643

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,834
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	596
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,514
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,999
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	1,067
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/30	3,610	4,738
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,883
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	675
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	564
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	542
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	22,970	23,401
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	23,580	24,023
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	33,535	35,871
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	32,275	35,374
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	33,183
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	11,200
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,230
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,000	6,362
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	5,229
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	13,123
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	15,000	15,724

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,194
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,045	1,243
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,187
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,464
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	16,237
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	4,118
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,898
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,450	5,221
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	4,096
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,962
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	5,970	6,867
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	4,145	4,228
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,566
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	971
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	553
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	974
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	840
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	966
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	738
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,715
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	2,315
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,538
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,405
[5]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	11,595	13,363
	Metropolitan District GO	5.000%	7/15/26	1,000	1,226
	Metropolitan District GO	5.000%	7/15/27	1,640	2,063
	Metropolitan District GO	5.000%	7/15/29	1,845	2,359
	Metropolitan District GO	5.000%	7/15/30	1,350	1,716
	Metropolitan District GO	5.000%	7/15/30	1,575	2,051
	Metropolitan District GO	5.000%	7/15/31	1,520	1,925
	Metropolitan District GO	5.000%	7/15/31	2,190	2,839
	Metropolitan District GO	5.000%	7/15/32	1,765	2,225
	Metropolitan District GO	5.000%	7/15/32	2,000	2,580
	Metropolitan District GO	5.000%	7/15/33	1,325	1,702
	Metropolitan District GO	5.000%	7/15/33	1,000	1,284
	Metropolitan District GO	5.000%	7/15/34	1,425	1,825
	Metropolitan District GO	5.000%	7/15/34	1,000	1,280
	Metropolitan District GO	4.000%	7/15/35	1,880	2,227
	Metropolitan District GO	4.000%	7/15/36	1,425	1,683
	Metropolitan District GO	4.000%	7/15/36	1,200	1,417
	Metropolitan District GO	4.000%	7/15/37	2,030	2,390
	Metropolitan District GO	4.000%	7/15/38	1,115	1,309
	Metropolitan District GO	4.000%	7/15/39	500	586
	Metropolitan District GO	4.000%	7/15/39	1,050	1,230
[1]	Stratford CT GO	4.000%	1/1/35	3,890	4,456
[1]	Stratford CT GO	4.000%	1/1/36	3,890	4,446
[1]	Stratford CT GO	4.000%	1/1/37	3,890	4,435
[1]	Stratford CT GO	4.000%	1/1/38	3,890	4,426
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,251
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	3,539
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	9,416
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,734
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	4,047
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,643
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	4,304
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,640
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	3,357
	University of Connecticut College & University Revenue	5.000%	4/15/32	1,580	2,007
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	7,302
					1,286,514

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware (0.2%)
Delaware GO	5.000%	2/1/24	3,000	3,436
Delaware GO	5.000%	2/1/25	2,010	2,396
Delaware GO	5.000%	1/1/26	2,000	2,469
Delaware GO	5.000%	2/1/26	3,045	3,771
Delaware GO	5.000%	3/1/27	3,000	3,840
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	6,474
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	4,399
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	8,581
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	11,482
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	4,063
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,373
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,525
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,490
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,633
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,732
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/31	2,500	3,375
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/32	2,000	2,683
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/33	2,000	2,668
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/34	2,000	2,657
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,985
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/22	6,000	6,418
New Castle County DE GO	4.000%	7/15/26	1,185	1,247
University of Delaware College & University Revenue	5.000%	11/1/31	1,580	2,239
University of Delaware College & University Revenue	5.000%	11/1/33	1,645	2,371
University of Delaware College & University Revenue	5.000%	11/1/36	510	750
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	3,071
University of Delaware College & University Revenue	5.000%	11/1/37	550	816
University of Delaware College & University Revenue	5.000%	11/1/38	535	796
University of Delaware College & University Revenue	5.000%	11/1/39	850	1,279
University of Delaware College & University Revenue VRDO	0.010%	2/1/21	19,525	19,525
University of Delaware College & University Revenue VRDO	0.020%	2/1/21	7,840	7,840
University of Delaware College & University Revenue VRDO	0.020%	2/1/21	8,300	8,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilmington DE GO	4.000%	1/1/29	3,320	4,163
	Wilmington DE GO	4.000%	1/1/30	1,350	1,720
	Wilmington DE GO	4.000%	1/1/31	1,000	1,297
					135,864
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,326
	District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	1,154
	District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	1,123
	District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,630
[2]	District of Columbia College & University Revenue VRDO	0.030%	2/4/21	14,330	14,330
	District of Columbia GO	5.000%	6/1/21	5,070	5,153
	District of Columbia GO	5.000%	6/1/24	1,000	1,160
	District of Columbia GO	5.000%	10/15/25	9,000	11,009
	District of Columbia GO	5.000%	6/1/28	2,175	2,785
	District of Columbia GO	5.000%	6/1/29	1,065	1,356
	District of Columbia GO	5.000%	6/1/30	5,450	6,842
	District of Columbia GO	5.000%	6/1/31	7,645	8,793
	District of Columbia GO	5.000%	6/1/31	6,280	7,223
	District of Columbia GO	5.000%	6/1/31	5,530	6,925
	District of Columbia GO	5.000%	6/1/31	7,425	9,405
	District of Columbia GO	5.000%	6/1/32	9,630	11,062
	District of Columbia GO	5.000%	6/1/32	4,520	5,192
	District of Columbia GO	5.000%	6/1/32	9,000	11,051
	District of Columbia GO	5.000%	6/1/32	8,395	10,490
	District of Columbia GO	4.000%	6/1/33	7,020	8,302
	District of Columbia GO	5.000%	6/1/33	19,325	24,048
	District of Columbia GO	5.000%	10/15/33	7,655	10,115
	District of Columbia GO	5.000%	6/1/34	12,500	15,523
	District of Columbia GO	5.000%	6/1/34	5,115	6,425
	District of Columbia GO	5.000%	6/1/35	4,500	5,579
	District of Columbia GO	5.000%	6/1/35	18,355	23,023
	District of Columbia GO	5.000%	6/1/36	4,540	5,614
	District of Columbia GO	5.000%	6/1/36	17,380	21,757
	District of Columbia GO	5.000%	6/1/36	11,250	14,084
	District of Columbia GO	5.000%	6/1/37	3,380	4,226
	District of Columbia GO	5.000%	10/15/37	17,475	22,831
	District of Columbia GO	5.000%	6/1/38	11,045	13,797
	District of Columbia GO	5.000%	6/1/38	11,485	14,680
	District of Columbia GO	5.000%	10/15/38	16,125	21,014
	District of Columbia GO	5.000%	6/1/41	3,395	4,113
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,576
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,955	1,909
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,798
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	10,645	10,645
[2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/4/21	1,900	1,900
	District of Columbia Income Tax Revenue	5.000%	12/1/22	3,525	3,840
	District of Columbia Income Tax Revenue	5.000%	3/1/24	5,000	5,741
	District of Columbia Income Tax Revenue	5.000%	3/1/24	2,570	2,951
	District of Columbia Income Tax Revenue	5.000%	10/1/24	22,775	26,770

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia Income Tax Revenue	5.000%	12/1/24	4,025	4,381
District of Columbia Income Tax Revenue	5.000%	12/1/24	9,500	10,339
District of Columbia Income Tax Revenue	5.000%	3/1/25	4,150	4,958
District of Columbia Income Tax Revenue	5.000%	10/1/25	24,975	30,506
District of Columbia Income Tax Revenue	5.000%	10/1/25	28,120	34,347
District of Columbia Income Tax Revenue	5.000%	10/1/26	14,010	17,693
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,654
District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	9,398
District of Columbia Income Tax Revenue	5.000%	10/1/33	14,600	19,549
District of Columbia Income Tax Revenue	5.000%	3/1/34	6,040	8,057
District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	17,306
District of Columbia Income Tax Revenue	5.000%	3/1/35	10,120	13,634
District of Columbia Income Tax Revenue	4.000%	3/1/37	4,000	4,892
District of Columbia Income Tax Revenue	5.000%	3/1/37	10,755	14,390
District of Columbia Income Tax Revenue	5.000%	3/1/38	8,675	11,593
District of Columbia Income Tax Revenue	4.000%	3/1/39	2,000	2,433
District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	10,588
District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,980
District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,937
District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,726
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	9,595	10,339
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/31	5,115	5,512
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,387
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/32	5,000	5,387
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	8,482
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,000	9,260
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	10,832
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,267
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	756
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	4,452
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,502
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	4,314
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,752
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,495
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,328
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,513
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	43,700	26,081
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	2,316
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,544
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	1,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,476
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	2,094
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/29	1,555	2,110
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,941
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	4,160
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,856
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,718
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	2,123
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,470
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.010%	2/1/21	11,395	11,395
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,309
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	7,687
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	7,640
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	6,506
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	8,854
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	6,400	8,428
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/29	11,375	15,322
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	5,300	7,286
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/33	3,570	4,832
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/34	5,750	7,745
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/35	12,340	16,547
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/36	11,700	15,608
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	9,675	12,864
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	15,000	19,888
					910,164
Florida (4.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,171
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,577
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,545
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	25,299
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	5,050	5,307

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	5,065	5,563
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,110	1,219
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,595	6,142
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	3,411
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	5,890	6,461
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,776
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	6,200	6,791
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	6,280	6,859
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	3,081
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	6,542
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,902
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,692
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	10,837
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	5,040
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	10,060
Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	8,645
Brevard County School District COP	5.000%	7/1/25	1,000	1,108
Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,153
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	2,745	2,968
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,785	6,255
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	5,000	5,406
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,210	8,225
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	7,610	8,681
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,025	9,154
Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/37	4,440	5,014
Broward County FL Half-Cent Sales Tax Revenue Sales Tax Revenue	3.000%	10/1/39	3,635	4,083
Broward County FL School District COP	5.000%	7/1/26	15,315	18,896
Broward County FL School District GO	5.000%	7/1/33	5,605	7,223
Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,659
Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,410
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,742
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,617
Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,595
Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	4,179
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,568
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,398
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	3,510	4,183
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,186
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,880	2,221
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	2,365	2,785
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,233
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	200	230
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	1,770	1,971
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	361
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	3,092
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	2,163
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	6,965
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	5,375
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	11,640
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	7,502
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	10,886
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	6,034
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	8,589
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,621
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	5,150
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,835	32,068
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	20,645	24,201
[4,8]	Cityplace Community Development District, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	3,030
[4,8]	Cityplace Community Development District, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,282
	Collier County Water-Sewer District Water Revenue	5.000%	7/1/31	1,715	2,326
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	276
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	272
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	367
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duval County Public Schools COP	5.000%	7/1/33	14,415	16,990
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,986
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,927
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	4,380
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,746
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	3,566
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	4,964
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	5,321
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	8,970
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,350	4,320
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	7,684
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,265	8,015
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	10,000	12,755
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	9,295
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,627
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	6,265	7,289
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/26	3,000	3,114
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/32	9,255	11,760
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	10,570
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	14,130
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	8,168
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	1,485	1,874
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	13,875
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	185
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	470	504
[5]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/32	2,600	2,708
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	4,516
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	410	493
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,000	1,168
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,909
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	395
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	364
	Florida GO	5.000%	6/1/22	10,085	10,746
	Florida GO	5.000%	6/1/22	3,050	3,250
	Florida GO	5.000%	6/1/22	7,050	7,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida GO	5.000%	6/1/22	8,700	9,270
	Florida GO	5.000%	7/1/22	22,060	23,574
	Florida GO	5.000%	6/1/23	10,230	11,395
	Florida GO	5.000%	6/1/23	10,440	11,629
	Florida GO	6.000%	6/1/23	7,000	7,960
	Florida GO	5.000%	7/1/23	750	802
	Florida GO	5.000%	6/1/24	9,275	10,772
	Florida GO	5.000%	6/1/24	1,835	2,131
	Florida GO	5.000%	6/1/25	16,000	16,261
	Florida GO	5.000%	7/1/26	5,540	6,936
	Florida GO	5.000%	7/1/26	15,845	19,837
	Florida GO	4.000%	6/1/27	15,000	16,317
	Florida GO	4.000%	6/1/27	12,000	12,616
[6]	Florida GO	5.000%	6/1/27	8,235	10,598
	Florida GO	5.000%	7/1/27	5,000	6,272
	Florida GO	4.000%	6/1/28	3,730	3,919
	Florida GO	4.000%	6/1/29	16,000	16,794
	Florida GO	4.000%	6/1/29	2,700	3,196
[6]	Florida GO	5.000%	6/1/29	9,390	12,716
	Florida GO	4.000%	6/1/30	2,590	3,126
[6]	Florida GO	5.000%	6/1/30	14,680	20,296
[6]	Florida GO	5.000%	6/1/30	18,050	24,955
[6]	Florida GO	5.000%	6/1/31	10,000	14,125
	Florida GO	4.000%	6/1/32	16,000	18,384
	Florida GO	4.000%	6/1/32	45	55
[6]	Florida GO	5.000%	6/1/32	21,145	30,295
	Florida GO	4.000%	6/1/33	5,570	6,526
	Florida GO	4.000%	6/1/35	4,000	4,728
	Florida GO	4.000%	6/1/36	17,715	20,886
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,220
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,914
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	2,409
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	1,202
[4]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,564
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	506
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	297
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	562
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	420
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,317
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	428
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,311

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	470
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,539
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	799
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	973
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	437
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	1,033
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	791
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	1,096
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	662
Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	889
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	1,870	2,175
Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,550
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,387
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,659
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	4,161
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	4,360
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,416
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	3,373
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,878
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	3,146
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	4,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (University of Tampa Project), Prere.	5.000%	4/1/22	1,000	1,056
	Florida Lottery Revenue	5.000%	7/1/26	3,520	4,416
	Florida Lottery Revenue	5.000%	7/1/26	25,950	32,552
	Florida Lottery Revenue	4.000%	7/1/27	2,750	2,891
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	5,015	5,173
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	1,800	2,025
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,258
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	2,144
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,282
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,648
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	4,288
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,659
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	4,146
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,640	10,635
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	12,292
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	10,463
	Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/24	2,075	2,140
	Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/26	1,420	1,464
	Florida Ports Financing Commission Miscellaneous Taxes Revenue	5.000%	10/1/28	2,000	2,062
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	5,426
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/37	4,770	5,567
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/38	4,840	5,642
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,788
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	2,482
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	3,790	4,769
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,185	4,124
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	6,484
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	9,080
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	5,092
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	6,321
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	6,319
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.010%	2/1/21	49,900	49,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.040%	2/3/21	8,000	8,000
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,690	1,696
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	902
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	3,080
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,320	1,448
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,262
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,611
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,752
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,508
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,045	2,430
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,389
[4]	Hernando County School District COP	5.000%	7/1/27	6,000	7,335
[4]	Hernando County School District COP	5.000%	7/1/31	5,925	7,173
[1]	Herons Glen Recreation District	2.500%	5/1/28	345	366
[1]	Herons Glen Recreation District	2.500%	5/1/29	355	375
[1]	Herons Glen Recreation District	2.500%	5/1/30	365	384
[1]	Herons Glen Recreation District	2.500%	5/1/31	375	391
[1]	Herons Glen Recreation District	3.000%	5/1/32	285	310
[1]	Herons Glen Recreation District	3.000%	5/1/33	300	325
[1]	Herons Glen Recreation District	3.000%	5/1/34	245	263
[1]	Herons Glen Recreation District	3.000%	5/1/35	255	272
[1]	Herons Glen Recreation District	3.000%	5/1/36	260	277
[1]	Herons Glen Recreation District	2.500%	5/1/40	1,200	1,212
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	34,818
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	13,762
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	31,818
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,767
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	3,304
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/28	5,680	7,232
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/30	9,300	11,936
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	15,070	16,111
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	5,030	5,377
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,590	14,529
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	13,545	14,481
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	410	438
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,241

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,807
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,795
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,671
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,785	2,205
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	4,620
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	5,475
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	2,004
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	5,723
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	6,001
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	6,287
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	6,577
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	6,897
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,546
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,924
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,529
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/25	4,550	4,891
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	7,710	8,982
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	4,960	6,374
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	10,863
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	7,522
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	2,219
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	9,224
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	5,991
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	8,974
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	8,570	11,544
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,634
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	2,000	2,464
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,930	13,300
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	11,206
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	10,300	13,731
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/32	1,750	1,880
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,582
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	2,034
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,512
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,839
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,703
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	4,219
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,593
Jacksonville FL Sales Tax Revenue	4.000%	10/1/28	1,650	1,897
Jacksonville FL Sales Tax Revenue	5.000%	10/1/28	2,350	2,527
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	3,047
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,970

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	18,478
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	9,448
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	3,002
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	12,735
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	2,356
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	7,706
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	722
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	9,095
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	8,709
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	7,000	8,683
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	11,151
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	7,000	9,296
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,350
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	12,097
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	4,634
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	2,500	2,929
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	12,289
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	10,999
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	4,675
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	8,243
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	3,551
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,291
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	2,097
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	5,392
JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/22	655	707
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	2,665	2,879
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	4,360	4,710
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	285	308
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	755	816
JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,705	1,842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	465	502
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,305	1,410
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,553
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	27,218
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	3,004
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	4,022
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,531
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	7,102
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	2,355	2,372
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	1,120
	JEA Water & Sewer System Water Revenue	4.000%	10/1/30	3,000	3,321
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,441
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	13,247
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,623
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,538
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,651
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	9,398
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,573
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	3,366
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,209
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,205
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	7,349
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,298
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	5,621
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,421
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,791
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	765
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/21	3,805	3,835
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,172
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,722
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,901
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,520
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	1,275	1,605
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,763
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	670
[4]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/28	1,500	1,712
[4]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/29	1,760	2,005
[4]	Lake County School Board (Master Lease Program) COP	5.000%	6/1/30	3,000	3,412
[4]	Lake County School Board COP	5.000%	6/1/31	5,000	5,870
	Lakeland FL College & University Revenue (Florida Southern College Project)	5.000%	9/1/31	500	527
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,418
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,755	4,295
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,135	3,580
	Lee County FL Appropriations Revenue	5.000%	10/1/22	1,785	1,915
	Lee County FL Appropriations Revenue	5.000%	10/1/23	2,750	3,088
	Lee County FL Appropriations Revenue	5.000%	10/1/24	3,020	3,499
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,160
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,534
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,817
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	2,103
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,154
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,153
[4]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,152
	Lee County FL Water & Sewer Revenue, Prere.	5.250%	10/1/21	5,950	6,154
	Lee County School Board COP	5.000%	8/1/22	1,600	1,715
	Lee County School Board COP	5.000%	8/1/23	1,150	1,285
	Lee County School Board COP	5.000%	8/1/24	2,330	2,706
	Lee County School Board COP	5.000%	8/1/27	5,010	5,761
	Lee County School Board COP	5.000%	8/1/28	4,080	4,684
	Lee County School Board COP	5.000%	8/1/34	3,500	4,257
	Lee County School Board COP	5.000%	8/1/35	4,270	5,183
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,817
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	9,324
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,470	4,571
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	5,763
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	7,261
	Manatee County FL Appropriations Revenue	5.000%	10/1/22	1,255	1,357
	Manatee County FL Appropriations Revenue	5.000%	10/1/23	1,310	1,475
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,325	1,493
	Manatee County FL Appropriations Revenue	5.000%	10/1/26	1,520	1,711
	Manatee County FL Appropriations Revenue	5.000%	10/1/27	1,580	1,778
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	3,300	3,743
	Marco Island FL Utility System Water Revenue, Prere.	5.250%	10/1/23	2,000	2,268
	Miami Beach FL GO	5.000%	5/1/24	1,010	1,167
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,977
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,610
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,817
	Miami Beach FL GO	5.000%	5/1/35	4,000	5,198
	Miami Beach FL GO	5.000%	5/1/36	2,700	3,500
	Miami Beach FL GO	5.000%	5/1/37	5,695	7,375
	Miami Beach FL GO	5.000%	5/1/38	5,980	7,730
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,309
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	2,290
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,416
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,585	1,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,593
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,971
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	5,220
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,961
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	2,199
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,962
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,865
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,953
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,622
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,808
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,979
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	3,207
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,263
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	934
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,266
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,537
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,415	3,527
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,000	3,227
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,820	3,032
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,355	1,430
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	934
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,128
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,494
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,839
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,454
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,658
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	3,471
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,622
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,783
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,841
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	4,001
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	4,386
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,813
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	5,034
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,471
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	4,410	4,871

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	6,270	7,188
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	5,770	6,621
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,921
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,968
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,424
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	2,292
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,604
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,929
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,282
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	725
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,908
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	7,350
Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	707
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	4,643
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	2,094
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	18,878
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	10,071
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	17,131
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	10,548
Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	2,300	2,795
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/31	6,270	7,629
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/32	4,775	5,772
Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	8,119
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	3,467
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	8,248
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,375
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,685
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,000	4,001
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	6,836
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,976

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,807
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,450	2,936
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,531
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	5,146
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	5,131
Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,780
Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,421
Miami-Dade County FL GO	5.000%	7/1/29	5,100	6,348
Miami-Dade County FL GO	3.000%	7/1/32	9,740	11,503
Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,265
Miami-Dade County FL GO	3.000%	7/1/33	10,030	11,771
Miami-Dade County FL GO	5.000%	7/1/33	4,710	6,232
Miami-Dade County FL GO	3.000%	7/1/35	10,645	12,391
Miami-Dade County FL GO	5.000%	7/1/37	5,000	6,109
Miami-Dade County FL GO	5.000%	7/1/38	5,020	6,119
Miami-Dade County FL GO	5.000%	7/1/39	6,485	8,426
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,194
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	3,085
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	14,545
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	13,018
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,696
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	4,287
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,198
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	4,692
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,915	6,362
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	7,329
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	7,667
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	4,101
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	6,417
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	5,632
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	8,393
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	5,903
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	8,800
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	14,500	8,600
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	2,000	2,163

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	3,000	3,244
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	11,340	12,262
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	8,840	9,558
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	10,035	10,851
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	11,440	12,370
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	2,540	2,746
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	4,000	4,325
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	13,500	14,597
Miami-Dade County FL Special Obligation Revenue, Prere.	5.000%	10/1/22	11,550	12,489
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/22	3,420	3,638
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/23	3,840	4,261
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/26	8,955	11,076
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	12,909
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	11,754
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	4,000	4,276
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	8,000	8,553
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	6,265	6,698
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,060	2,202
Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,680	1,796
Miami-Dade County FL Water & Sewer Water Revenue	5.250%	10/1/21	20,000	20,683
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	14,270	15,427
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	7,050	8,473
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	10,000	12,013
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/32	11,605	13,930
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/33	10,115	12,131
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/34	11,000	13,187
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	10,020	11,983
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	23,025	27,461
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/36	3,225	4,119
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	11,510	13,695

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/37	5,370	6,840
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	18,605	22,090
Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	13,500	16,029
Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/38	4,720	5,998
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,232
Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,202
Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	2,625	2,630
Miami-Dade County School Board COP	5.000%	11/1/26	8,020	9,353
Miami-Dade County School Board COP	5.000%	11/1/27	10,000	11,642
Miami-Dade County School Board COP	5.000%	11/1/28	10,045	11,690
Miami-Dade County School Board COP	5.000%	11/1/29	10,000	11,613
Miami-Dade County School Board COP GO	5.000%	3/15/35	1,130	1,364
Miami-Dade County School Board GO	5.000%	3/15/31	3,000	3,286
Miami-Dade County School Board GO	5.000%	3/15/32	6,985	7,647
Miami-Dade County School Board GO	5.000%	3/15/33	6,010	6,578
Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/30	2,300	2,607
Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	2,600	2,947
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/23	2,060	2,286
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	2,011
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,483
Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	3,169
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	6,584
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	5,948
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,150
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	6,115
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	5,515
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	9,480	11,464
North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,768
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	7,119
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/34	5,615	7,437
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	7,784
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	8,143
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	5,241
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	8,923
North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	9,332
Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	8,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,782
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	9,873
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,732
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,825
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,160	3,507
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	6,248
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	7,700
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	4,750	5,230
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,988
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	4.000%	4/1/22	1,890	1,973
	Orange County School Board COP	5.000%	8/1/33	21,500	26,342
	Orlando FL Appropriations Revenue	5.000%	10/1/21	1,050	1,084
	Orlando FL Appropriations Revenue	5.000%	10/1/24	1,145	1,344
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,832
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,856
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	2,285	2,821
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/27	1,325	1,677
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/28	2,010	2,553
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/29	2,020	2,554
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/31	5,425	6,803
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/33	2,095	2,618
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/34	4,000	4,985
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/35	3,125	3,885
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/37	2,020	2,500
	Orlando Utilities Commission Electric Power & Light Revenue	5.250%	10/1/22	3,270	3,550
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,881
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.040%	2/3/21	53,420	53,420
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	4,045	4,566
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/31	13,030	14,434
[8]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,163
[8]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	2,006
[8]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,549
[8]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,732
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	882
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,207
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	652
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,239
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	777
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,579
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	643
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,828
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	639
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,688
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	1,017
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,648
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,641
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,649
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	880
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,781
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	877
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,952
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,254
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,493
	Palm Beach County FL Appropriations Revenue	5.000%	6/1/25	1,000	1,063
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	7,343
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	9,594
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	3,690	3,761
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	797
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	794
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,362

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,310
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,437
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,967
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,298
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,676
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	3,053
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	2,254
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/22	910	990
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/23	1,250	1,417
Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,179
Palm Beach County School District COP	5.000%	8/1/26	2,080	2,597
Palm Beach County School District COP	5.000%	8/1/28	6,115	6,529
Palm Beach County School District COP	5.000%	8/1/29	5,970	6,369
Palm Beach County School District COP	5.000%	8/1/29	3,595	4,298
Palm Beach County School District COP	5.000%	8/1/31	10,000	11,495
Palm Beach County School District COP	5.000%	8/1/31	10,660	12,660
Palm Beach County School District COP	5.000%	8/1/32	3,445	4,085
Palm Beach County School District COP	5.000%	8/1/32	12,010	14,240
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,715
Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,826
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	877
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,345
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	704
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	661
Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,318
Pasco County School Board COP	5.000%	8/1/24	2,315	2,567
Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	2,249
Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	3,575
Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	5,338
Pinellas County School Board COP	5.000%	7/1/30	1,485	2,017
Pinellas County School Board COP	5.000%	7/1/32	1,745	2,398
Pinellas County School Board COP	4.000%	7/1/34	1,000	1,247
Pinellas County School Board COP	4.000%	7/1/37	500	613
Pinellas County School Board COP	4.000%	7/1/38	250	305
Pinellas County School Board COP	4.000%	7/1/39	500	610
Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	2,443
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,219
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,617
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,594
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/30	2,000	2,233
Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/31	2,510	2,930
Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/31	2,100	2,344
Reedy Creek Improvement District GO	4.000%	6/1/31	3,065	3,601
Reedy Creek Improvement District GO	4.000%	6/1/32	3,115	3,640
Reedy Creek Improvement District GO	4.000%	6/1/34	10,000	11,305
Reedy Creek Improvement District GO	4.000%	6/1/35	4,685	5,410
Reedy Creek Improvement District GO	5.000%	6/1/37	5,000	6,175
Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	10,000	11,188
Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	9,600	10,741
Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	2,515	2,750
Sarasota County FL Sales Tax Revenue	5.000%	10/1/23	1,110	1,251
Sarasota County FL Sales Tax Revenue	5.000%	10/1/24	1,575	1,845
Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	16,726
Seacoast Utility Authority Water Revenue	5.000%	3/1/21	1,750	1,757
Seacoast Utility Authority Water Revenue	5.000%	3/1/22	1,995	2,101
South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	12,574
South Florida Water Management District COP	5.000%	10/1/26	9,290	11,336
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	5,406
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	6,398
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	4,463
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	5,069
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	10,557
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	17,215
South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	6,177
St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/24	1,595	1,762
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	562
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	555
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	553
Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,252
Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/27	3,305	4,157
Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/27	4,250	4,747
Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/28	4,450	4,967
Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.000%	9/1/23	5,985	6,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunshine State Governmental Financing Commission Lease Revenue (Miami Dade County Program)	5.125%	9/1/24	4,625	4,754
[2]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.060%	2/4/21	13,600	13,600
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,505
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,321
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,419
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,989
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	7,464
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,870
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,460
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	1,095
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	2,127
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,287
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,806
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/25	1,270	1,488
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/26	1,210	1,418
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,194
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,169
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/31	1,250	1,456
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,555
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,344
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,435
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,663
[7]	Tampa Bay Water Revenue	6.000%	10/1/29	10,000	14,325
	Tampa Bay Water Revenue	5.000%	10/1/32	2,305	2,586
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,634
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,894
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,148
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,666
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,849
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,908
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	1,000	1,018
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,075	1,141
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,062
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,935	2,053
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,500	1,590

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,059
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	14,686	15,523
Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,666
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	371
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	391
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	325	430
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	494
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	393
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	358
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	487
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	325	421
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	520	671
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	429
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	1,184
Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,527
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,250	1,283
Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/23	1,400	1,503
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	299
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,752
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,596
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,888
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,374
Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	682
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	3,124
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	3,108
Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	4,587
Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/38	2,250	2,840
Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/39	4,000	5,401
Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/40	6,500	8,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	715
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	735
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	762
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	794
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	820
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,808
[2,5]	Tampa-Hillsborough County FL Expressway Authority Highway Revenue TOB VRDO	0.110%	2/4/21	14,760	14,760
	Tohopekaliga Water Authority Water Revenue	5.000%	10/1/24	1,340	1,575
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,275	1,469
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	2,300	2,387
	USF Financing Corp. COP	5.000%	7/1/30	5,420	6,371
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,312
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,258
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,323
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,873
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,284
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,716
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,150
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	468
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	595
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	844
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	870
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	1,158
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/44	4,000	4,943
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/23	1,000	1,108
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	730
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/25	1,675	1,934
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	2,110
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,894
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,698
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	4,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	2,375	2,726
					3,965,483
Georgia (2.7%)
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,749
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,944
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	4.000%	1/1/32	2,000	2,253
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,936
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,150
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,563
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,463
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/24	2,330	2,655
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,393
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,638
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,657
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	5,515	6,196
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,242
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,266
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	4,109
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/24	1,025	1,168
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/26	1,600	1,671
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/27	1,390	1,450
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,000	1,313
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	6,500	8,535
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	8,500	11,399
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	7,000	9,576
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,859
	Atlanta GA GO	4.875%	12/1/26	7,450	8,760
	Atlanta GA GO	4.500%	12/1/29	2,700	3,101
[4,11]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/22	6,705	7,158
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	3,160	3,579
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	2,550	3,061
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	8,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	19,967
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,744
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	6,220	7,947
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	4,165
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,280	2,743
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	5,098
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	5,111
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/36	2,750	3,299
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	17,807
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	11,277
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	12,153
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	12,654
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,655
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,700	2,240
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	3,284
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	2,162
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,722
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	3,300
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,883
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,730
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	1,071
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,307
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,739
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,926
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	282
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	347
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	462
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	520
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,988
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	406
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,557
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	959
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	753
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	1,022
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	1,102
	Cherokee County Board of Education GO	5.000%	8/1/31	1,565	1,924
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	2,174
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	4,005
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,950
[2,5]	Cobb County GA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	15,645	15,645
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,373
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	645
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	400	516
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	757
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,640
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	603
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,662
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	599
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	705
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	579
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	970
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	877
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	514
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	603
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	721
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	899
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	871
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,296
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	550	713

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	938
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	594
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,484
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	550	710
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	472
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,596
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	475
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	858
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	1,134
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,255
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	2,046
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,526
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,772
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,445	3,001
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	4,101
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	3,055
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	5,242
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	5,473
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,465
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	10,511
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	11,691
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	12,261
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,582
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,254

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,149
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,335
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,401
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,578
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,679
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,400
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,335
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,762
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,806
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,206
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,675	1,794
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,975	2,116
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,000	1,070
Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	6,880	7,323
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/23	1,410	1,457
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/24	1,500	1,549
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,688
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/31	2,225	2,292
DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	4,000	4,118
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,660
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,313
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,209
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	2,000	2,480
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,775	2,192
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,729
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	2,000	2,460

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Forsyth County School District GO	5.000%	2/1/27	1,000	1,278
Forsyth County School District GO	5.000%	2/1/33	3,350	4,294
Forsyth County School District GO	5.000%	2/1/34	2,535	3,239
Forsyth County School District GO	5.000%	2/1/35	3,790	4,833
Forsyth County School District GO	5.000%	2/1/37	2,250	2,853
Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/31	1,250	1,675
Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,491
Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,297
Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,480
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,669
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	3,198
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,500	1,985
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,765	3,643
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	2,089
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	2,376
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	2,267
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	11,382
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,627
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	4,168
Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	2,500	2,970
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	475
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	736
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	668
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	703
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	624
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	1,079
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	1,113
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	5,744
Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	3,430
Fulton County GA Water & Sewerage Water Revenue	5.000%	1/1/33	10,000	10,798
Fulton County GA Water & Sewerage Water Revenue	4.000%	1/1/34	10,000	10,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,235
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,801
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	8,156
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,684
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	10,165	10,664
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	28,340
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	15,719
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	9,235
	Gainesville School District GO	4.000%	11/1/34	680	863
	Gainesville School District GO	4.000%	11/1/35	1,000	1,262
	Gainesville School District GO	4.000%	11/1/36	1,000	1,257
	Gainesville School District GO	4.000%	11/1/37	1,205	1,510
	Gainesville School District GO	4.000%	11/1/38	1,150	1,437
	Gainesville School District GO	4.000%	11/1/39	850	1,059
	Gainesville School District GO	4.000%	11/1/40	850	1,051
	Georgia GO	5.000%	1/1/22	9,415	9,837
	Georgia GO	5.000%	2/1/22	6,690	7,017
	Georgia GO	4.000%	10/1/22	13,270	14,130
	Georgia GO	5.000%	1/1/23	6,050	6,615
	Georgia GO	5.000%	2/1/23	5,025	5,515
	Georgia GO	5.000%	7/1/23	20,160	21,550
	Georgia GO	5.000%	7/1/24	22,865	26,644
	Georgia GO	5.000%	7/1/24	29,915	34,859
	Georgia GO	5.000%	7/1/24	34,685	40,418
	Georgia GO	5.000%	12/1/24	10,110	11,978
	Georgia GO	5.000%	2/1/25	10,000	11,926
	Georgia GO	5.000%	2/1/25	3,000	3,434
	Georgia GO	5.000%	7/1/25	20,970	25,415
	Georgia GO	5.000%	7/1/25	1,615	1,957
	Georgia GO	5.000%	1/1/26	4,960	6,126
	Georgia GO	5.000%	2/1/26	9,660	11,967
	Georgia GO	5.000%	7/1/26	10,040	12,607
	Georgia GO	5.000%	2/1/27	10,000	11,426
	Georgia GO	5.000%	2/1/27	14,870	19,008
	Georgia GO	5.000%	12/1/27	5,175	6,544
	Georgia GO	5.000%	7/1/29	1,510	1,933
	Georgia GO	5.000%	8/1/32	13,000	17,971
	Georgia GO	5.000%	8/1/33	20,000	27,510
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	17,812
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	10,178
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,883
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,413

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,618
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,481
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,200	1,558
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,578
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,250	1,642
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,776
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,250	1,668
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,851
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,500	1,991
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,525
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,905
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	1,400	1,839
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	1,168
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	1,250	1,637
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,442
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	2,080	2,715
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,400
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,760	2,289
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/38	1,540	1,862
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,440
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/39	1,560	1,880
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/40	1,250	1,503
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	580	739
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	2,091
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	2,496
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,988
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,798
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	2,461
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,816
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	1,217

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,819
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	755
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	774
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	529
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	19,982
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	796
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	641
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	1,129
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,265	1,607
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	948
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	759
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	1,006
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	630
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	11,279
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,050	2,572
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	1,225	1,532
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	908
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,621
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,566
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,679
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	3,013
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,805
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,925
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	1,415	1,751
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	20,480	25,348
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,602
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	12,120	12,641
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	6,125
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	8,056
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	48,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	34,429
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	110
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,272
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,446
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,309
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	6,739
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	465	578
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	832
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	903
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	714
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	5,067
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	13,877
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	588
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	750	879
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	2,036
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	613
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	620
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,232
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,530
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,804
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,554
	Gwinnett County School District GO	5.000%	2/1/38	17,010	22,189
	Gwinnett County School District GO	5.000%	2/1/39	15,000	19,545
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	10,010	10,741
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,137
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,343
	Jackson County GA School District GO	5.000%	3/1/31	1,425	1,884
	Jackson County GA School District GO	5.000%	3/1/32	1,000	1,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	534
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	772
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	1,048
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	6,765	6,803
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/21	37,000	37,186
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	10,720	11,279
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	5,500	6,945
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	2,500	3,134
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	2,455
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,771
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,000	2,886
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/23	137,290	149,742
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	200,205	219,967
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/24	37,355	42,293
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	6/1/26	71,310	83,908
[7]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/26	4,810	6,081
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	7,745	8,398
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	6,566
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	11,161
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	16,730
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	19,628
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	17,095	20,336
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	6,516
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	27,034
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/41	8,455	10,003
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	8,000	9,434
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/44	16,480	17,678
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/44	10,000	11,776
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.060%	2/4/21	18,000	18,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/23	510	576
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/28	2,510	3,322
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	2,070	2,787
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,500	22,822
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	2,085	2,795
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	2,234
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/32	2,100	2,143
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	2,750	3,745
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	4,565
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	14,987
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	2,000	2,453
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,553
Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,852
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,000	4,401
Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,000	4,395
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/27	780	995
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/28	500	654
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/29	525	701
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/30	500	664
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/31	400	529
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/32	1,055	1,387
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/35	1,265	1,646
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/36	390	506
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/37	575	744
Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	4.000%	10/1/38	675	807
				2,224,111
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,750	1,827
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	903
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	738
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,222
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,507
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,208
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,673
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	1,189
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	348
	Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,674
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/21	4,655	4,787
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	1,175	1,214
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,864
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	10,456
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	12,813
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/26	2,575	2,658
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,888
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	3,255	3,355
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	11,539
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,469
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,505
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,396
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	6,282
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	6,556
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	6,852
[4]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	6,070	6,507
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	6,422
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	2,167
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	3,186
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,525	4,164
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,536
					131,323
Hawaii (1.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	24,534
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	13,550
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/31	21,210	28,648
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/32	24,365	32,731
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/33	7,840	10,478
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	20,113

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	33,474
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	14,505	17,488
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	36,065
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	17,245	20,678
Hawaii County HI GO	5.000%	9/1/28	1,000	1,224
Hawaii County HI GO	5.000%	9/1/29	2,065	2,515
Hawaii County HI GO	5.000%	9/1/30	1,000	1,213
Hawaii GO	5.000%	11/1/22	11,285	12,248
Hawaii GO	5.000%	12/1/22	10,125	10,536
Hawaii GO	5.000%	8/1/24	15,010	17,515
Hawaii GO	5.000%	8/1/24	8,970	10,467
Hawaii GO	5.000%	10/1/24	10,075	11,834
Hawaii GO	5.000%	11/1/24	22,305	24,186
Hawaii GO	5.000%	4/1/25	19,785	23,649
Hawaii GO	5.000%	8/1/25	4,105	4,784
Hawaii GO	5.000%	8/1/25	2,515	2,931
Hawaii GO	5.000%	10/1/25	12,015	14,632
Hawaii GO	5.000%	10/1/25	3,605	4,390
Hawaii GO	4.000%	4/1/26	26,025	30,890
Hawaii GO	5.000%	8/1/26	1,420	1,652
Hawaii GO	5.000%	1/1/27	8,015	10,150
Hawaii GO	5.000%	4/1/27	7,870	9,712
Hawaii GO	4.000%	4/1/28	5,050	5,922
Hawaii GO	5.000%	5/1/28	14,910	18,970
Hawaii GO	5.000%	10/1/28	8,080	10,091
Hawaii GO	5.000%	10/1/28	9,085	11,346
Hawaii GO	4.000%	4/1/29	10,000	11,642
Hawaii GO	5.000%	8/1/29	8,585	9,933
Hawaii GO	5.000%	8/1/29	31,900	35,535
Hawaii GO	5.000%	10/1/29	7,000	8,711
Hawaii GO	4.000%	4/1/30	14,190	16,439
Hawaii GO	4.000%	5/1/30	13,815	16,401
Hawaii GO	4.000%	10/1/30	11,500	13,474
Hawaii GO	4.000%	4/1/31	1,410	1,629
Hawaii GO	4.000%	5/1/31	14,160	16,752
Hawaii GO	4.000%	5/1/32	12,160	14,332
Hawaii GO	4.000%	8/1/32	11,740	13,094
Hawaii GO	4.000%	10/1/32	5,285	6,149
Hawaii GO	5.000%	1/1/33	10,750	13,706
Hawaii GO	5.000%	8/1/33	2,975	3,423
Hawaii GO	4.000%	1/1/34	8,740	10,395
Hawaii GO	5.000%	1/1/34	8,745	11,114
Hawaii GO	4.000%	10/1/34	5,760	6,569
Hawaii GO	5.000%	1/1/36	22,430	28,291
Hawaii GO	5.000%	1/1/36	13,000	16,811
Hawaii GO	4.000%	10/1/36	2,250	2,593
Hawaii GO	5.000%	1/1/38	6,000	7,715
Hawaii GO, Prere.	5.000%	12/1/21	3,770	3,922
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	627
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	623
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,234

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	1,046
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,601
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	854
Hawaii Highway Fund Fuel Sales Tax Revenue	5.000%	1/1/32	2,180	2,504
Honolulu HI City & County GO	5.000%	10/1/22	4,220	4,563
Honolulu HI City & County GO	5.000%	10/1/22	1,130	1,222
Honolulu HI City & County GO	5.000%	10/1/22	4,015	4,341
Honolulu HI City & County GO	5.000%	11/1/22	3,245	3,521
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,114
Honolulu HI City & County GO	5.000%	10/1/26	5,135	6,240
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,877
Honolulu HI City & County GO	5.000%	10/1/28	8,415	10,152
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,826
Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,744
Honolulu HI City & County GO	4.000%	10/1/31	6,220	7,282
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,251
Honolulu HI City & County GO	4.000%	10/1/32	6,705	7,821
Honolulu HI City & County GO	4.000%	10/1/32	15,000	17,214
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,787
Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,760
Honolulu HI City & County GO	5.000%	9/1/34	8,035	10,126
Honolulu HI City & County GO	4.000%	10/1/34	10,575	12,060
Honolulu HI City & County GO	4.000%	9/1/36	2,930	3,511
Honolulu HI City & County GO	4.000%	7/1/40	2,220	2,709
Honolulu HI City & County GO	4.000%	7/1/41	4,840	5,887
Honolulu HI City & County GO, Prere.	5.000%	8/1/21	5,000	5,121
Honolulu HI City & County GO, Prere.	5.000%	11/1/22	3,500	3,799
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,609
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/28	6,175	7,095
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	10,000	11,441
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	8,440	11,168
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,938
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	2,525	3,124
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	9,851
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,790
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	7,138
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/39	6,545	8,498
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	8,155
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	8,239
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	9,909
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	21,770
University of Hawaii College & University Revenue	4.000%	10/1/32	4,870	6,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	4,033
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	2,293
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	3,254
					1,039,088
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,520	1,793
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	3,304
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	5,183
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	6,153
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	5,748
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	5,050	5,050
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	3,250	3,459
[5]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,813
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,471
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,245
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	7,157
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	312
[1]	University of Idaho College & University Revenue	5.000%	4/1/29	250	331
[1]	University of Idaho College & University Revenue	5.000%	4/1/30	345	466
[1]	University of Idaho College & University Revenue	5.000%	4/1/32	970	1,295
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	737
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	2,294
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,517
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,306
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,375
[1]	University of Idaho College & University Revenue	4.000%	4/1/41	700	835
					57,844
Illinois (5.9%)
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,246
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,283
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,744	3,221
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,665
	Chicago Board of Education GO	5.000%	12/1/21	20,000	20,731
[4,10]	Chicago Board of Education GO	5.500%	12/1/21	4,090	4,257
	Chicago Board of Education GO	5.000%	12/1/22	2,775	2,990
	Chicago Board of Education GO	5.000%	12/1/22	12,000	12,930
[4,10]	Chicago Board of Education GO	5.500%	12/1/22	9,625	10,480
	Chicago Board of Education GO	5.000%	12/1/23	15,000	16,719
	Chicago Board of Education GO	5.000%	12/1/24	20,000	23,000
	Chicago Board of Education GO	5.000%	12/1/25	11,000	13,053
[7]	Chicago Board of Education GO	0.000%	12/1/26	5,590	5,143
[4]	Chicago Board of Education GO	5.000%	12/1/26	3,560	4,416
	Chicago Board of Education GO	5.000%	12/1/26	12,265	14,933
	Chicago Board of Education GO	5.000%	12/1/26	5,000	6,088
	Chicago Board of Education GO	7.000%	12/1/26	19,600	25,022
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,134
	Chicago Board of Education GO	4.000%	12/1/27	7,175	8,465
[4]	Chicago Board of Education GO	5.000%	12/1/27	2,750	3,498
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,245
	Chicago Board of Education GO	5.000%	12/1/27	1,625	2,023
[7]	Chicago Board of Education GO	0.000%	12/1/28	10,320	8,985
[7]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,944
[4]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,897
	Chicago Board of Education GO	5.000%	12/1/28	11,100	14,075
	Chicago Board of Education GO	5.000%	12/1/28	4,000	5,072
[7]	Chicago Board of Education GO	0.000%	12/1/29	375	316
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,500	3,224
	Chicago Board of Education GO	5.000%	12/1/29	9,375	12,061
	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,573
[7]	Chicago Board of Education GO	0.000%	12/1/30	1,475	1,206
[7]	Chicago Board of Education GO	0.000%	12/1/30	20,775	16,990
[7,11]	Chicago Board of Education GO	0.000%	12/1/30	12,780	10,452
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,504
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,919
	Chicago Board of Education GO	5.000%	12/1/30	2,500	3,208
[7]	Chicago Board of Education GO	0.000%	12/1/31	23,405	18,525
[7,11]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,915
	Chicago Board of Education GO	5.000%	12/1/31	3,100	3,109
	Chicago Board of Education GO	5.000%	12/1/31	1,600	2,025
	Chicago Board of Education GO	5.000%	12/1/31	3,250	4,147
	Chicago Board of Education GO	5.000%	12/1/32	2,560	3,219
	Chicago Board of Education GO	5.000%	12/1/33	12,000	12,725
	Chicago Board of Education GO	5.000%	12/1/33	2,060	2,528
	Chicago Board of Education GO	5.000%	12/1/33	3,910	4,938
	Chicago Board of Education GO	5.000%	12/1/34	700	855
	Chicago Board of Education GO	5.000%	12/1/34	4,875	6,142
	Chicago Board of Education GO	5.000%	12/1/35	750	914
	Chicago Board of Education GO	5.000%	12/1/35	3,000	3,776
	Chicago Board of Education GO	5.250%	12/1/35	12,170	13,616
	Chicago Board of Education GO	5.000%	12/1/36	10,210	12,142
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,759
	Chicago Board of Education GO	5.500%	12/1/39	4,000	4,125
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,457
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,859
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,621
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	2,036
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	4,600
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,499
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,542
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,536
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	2,297
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	5,109
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	7,426
	Chicago IL GO	0.000%	1/1/24	4,000	3,774
	Chicago IL GO	5.000%	1/1/24	880	977
	Chicago IL GO	5.000%	1/1/25	1,580	1,809
	Chicago IL GO	5.000%	1/1/26	1,050	1,199
	Chicago IL GO	5.000%	1/1/26	1,660	1,896
	Chicago IL GO	5.000%	1/1/26	13,335	15,662
	Chicago IL GO	5.000%	1/1/26	5,000	5,873
	Chicago IL GO	5.000%	1/1/27	9,000	10,821
	Chicago IL GO	5.000%	1/1/27	3,605	4,215
	Chicago IL GO	5.125%	1/1/27	430	491
	Chicago IL GO	5.250%	1/1/27	4,520	5,188
	Chicago IL GO	5.000%	1/1/28	6,000	7,357
	Chicago IL GO	5.000%	1/1/28	8,000	9,809
	Chicago IL GO	5.250%	1/1/28	4,075	4,506
	Chicago IL GO	5.250%	1/1/28	375	428
	Chicago IL GO	5.000%	1/1/29	3,000	3,738
	Chicago IL GO	5.000%	1/1/29	22,500	28,037
	Chicago IL GO	5.250%	1/1/29	2,595	2,862
	Chicago IL GO	5.250%	1/1/29	500	569
	Chicago IL GO	5.000%	1/1/30	9,540	12,044
	Chicago IL GO	5.500%	1/1/30	750	856
	Chicago IL GO	5.000%	1/1/31	3,875	4,771
	Chicago IL GO	5.000%	1/1/31	1,300	1,633
	Chicago IL GO	5.625%	1/1/31	2,220	2,681
	Chicago IL GO	5.000%	1/1/32	800	1,000
	Chicago IL GO	5.000%	12/1/32	4,275	5,420
	Chicago IL GO	5.000%	1/1/33	5,000	5,148
[7]	Chicago IL GO	0.000%	1/1/34	2,490	1,749
	Chicago IL GO	5.500%	1/1/35	8,000	9,908
	Chicago IL GO	5.000%	1/1/36	970	1,049
	Chicago IL GO	5.000%	1/1/39	17,090	20,254
	Chicago IL GO	5.000%	1/1/40	1,335	1,579
	Chicago IL GO	5.500%	1/1/40	590	665
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/23	1,200	1,248
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,110	1,175
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	3,500	3,683
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/28	3,000	3,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/29	2,000	2,091
[2,5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.190%	2/4/21	36,250	36,250
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,460	2,665
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,709
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	3,118
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,927
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	4,118
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	11,167
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,757
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,895	21,263
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,230
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	2,089
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,525	2,811
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,891
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,585	1,712
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,685	2,898
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,165	2,333
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	12,875
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	5,550	5,959
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	8,902
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	3,590	3,843
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	3,000	3,209
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,075	3,288
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/22	1,450	1,555
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,232
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,276
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,318
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,550	2,762
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,415	3,847
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,660
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	11,155
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	11,125
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	7,471
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,200	2,441
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/24	1,250	1,345
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,736
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	6,810
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/25	1,500	1,621
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,608
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,253
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,273
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/26	1,000	1,080
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,712
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	383
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	40,622
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,523
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/27	2,435	2,627
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,515
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	10,775	12,637
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,949
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	690
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	6,434
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	35	38
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,010	1,260
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,123
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,300	2,499
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	15,928
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,948
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,508
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,893
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,351
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	6,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,915
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,851
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	920
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	3,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	26,605
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	16,038
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,544
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	4,518
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	20,070
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	4,183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	5,677
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,050	12,320
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	24,378
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	5,659
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	1,000	1,084
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	12,427
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	23,247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	31,000	40,311
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	25,000	30,324
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10,500	12,815
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	14,539
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	14,159
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,500	3,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	23,000	27,804
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	6,987
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,809
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	10,365
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	7,500	9,035
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	6,074
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	12,867
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,788
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	11,000	13,855
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	6,582
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	8,062
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	6,065
	Chicago Park District GO	5.000%	1/1/25	4,685	4,858
	Chicago Park District GO	5.000%	1/1/25	625	720
	Chicago Park District GO	5.000%	1/1/26	515	611
	Chicago Park District GO	5.000%	1/1/27	1,000	1,180
	Chicago Park District GO	5.000%	1/1/27	2,085	2,528
	Chicago Park District GO	5.000%	1/1/27	5,580	6,192
	Chicago Park District GO	5.000%	1/1/28	1,000	1,174
	Chicago Park District GO	5.000%	1/1/28	1,420	1,758
	Chicago Park District GO	5.000%	1/1/29	985	1,152
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	5,605
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,177
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,898
	Chicago Park District GO	5.000%	1/1/31	3,445	3,782
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	6,911
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,985
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,173
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,347
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,920
	Chicago Park District GO	5.000%	1/1/32	2,625	2,877
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	6,854
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	6,180
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	2,260
	Chicago Park District GO	5.000%	1/1/33	1,000	1,094
	Chicago Park District GO	5.000%	1/1/33	1,095	1,198
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	2,116
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	6,325
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,332
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	3,224
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	4,437
	Chicago Park District GO	5.500%	1/1/33	1,500	1,662
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,638
	Chicago Park District GO	5.000%	1/1/34	1,500	1,638
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	2,012
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,327
	Chicago Park District GO	5.000%	1/1/35	1,075	1,173
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	2,173
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	3,465
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,776
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,268
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,521
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,530
	Chicago Transit Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	38,500	44,794
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	10,000	10,427
[2,5]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.190%	2/4/21	32,795	32,795
	Chicagosit Authority Transit Revenue	5.000%	6/1/27	31,170	31,235
	Chicagosit Authority Transit Revenue	5.000%	6/1/27	13,085	13,112
	Chicagosit Authority Transit Revenue	5.000%	6/1/28	30,225	30,286
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,228
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,308
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,234
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,256
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	7,762
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/25	1,000	1,061
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/26	2,485	2,636
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/27	2,605	2,763
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/28	2,240	2,376
	Cook County Forest Preserve District (LTD Tax Project) GO	5.000%	12/15/32	5,000	5,303
	Cook County Forest Preserve District GO	5.000%	12/15/24	1,520	1,615
	Cook County Forest Preserve District GO	5.000%	12/15/26	2,225	2,360
	Cook County Forest Preserve District GO	5.000%	12/15/27	2,335	2,477
	Cook County Forest Preserve District GO	5.000%	12/15/28	2,455	2,604
	Cook County IL GO	5.250%	11/15/25	4,700	4,879
[4]	Cook County IL GO	5.000%	11/15/26	2,500	3,135
	Cook County IL GO	5.000%	11/15/28	1,230	1,615
	Cook County IL GO	5.250%	11/15/28	35,500	36,760
	Cook County IL GO	5.000%	11/15/31	2,155	2,898
	Cook County IL GO	5.000%	11/15/32	1,415	1,891
	Cook County IL GO	5.000%	11/15/33	1,390	1,847
	Cook County IL GO	5.000%	11/15/34	1,180	1,489
	Cook County IL GO	5.000%	11/15/35	1,025	1,294
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	16,275
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	17,097
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	15,192
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	18,887
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/24	1,750	1,944
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/25	1,845	2,048
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/26	4,575	5,076
	Du Page Cook & Will Counties Community College District No. 502 GO	5.000%	6/1/27	2,000	2,215
	Evanston IL GO	3.500%	12/1/38	2,000	2,252
[1]	Evanston IL GO	3.500%	12/1/39	2,000	2,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,000	2,064
	Illinois Finance Authority College & University Revenue	5.000%	10/1/22	2,110	2,279
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	4,000	4,126
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	5,265	5,913
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	5,195	5,359
	Illinois Finance Authority College & University Revenue	5.000%	7/1/25	8,750	9,307
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	2,990	3,084
	Illinois Finance Authority College & University Revenue	5.000%	7/1/26	3,745	3,983
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	3,500	3,610
	Illinois Finance Authority College & University Revenue	5.000%	7/1/27	1,495	1,590
	Illinois Finance Authority College & University Revenue	5.000%	7/1/28	1,570	1,670
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	500	632
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	17,329
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	4,400	4,535
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	3,113
	Illinois Finance Authority College & University Revenue	5.000%	7/1/29	1,650	1,755
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	772
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	14,100
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	4,250	4,382
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,432
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	681
	Illinois Finance Authority College & University Revenue	5.000%	7/1/30	1,730	1,840
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	893
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	5,250	5,406
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,205
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	592
	Illinois Finance Authority College & University Revenue	5.000%	7/1/31	1,815	1,930
	Illinois Finance Authority College & University Revenue	5.000%	9/1/31	500	634
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	17,217
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	5,300	5,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	1,019
	Illinois Finance Authority College & University Revenue	5.000%	7/1/32	1,905	2,025
	Illinois Finance Authority College & University Revenue	5.000%	9/1/32	500	631
[6]	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	567
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	17,205
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,050	1,081
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	376
	Illinois Finance Authority College & University Revenue	5.000%	9/1/34	1,100	1,374
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,617
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	1,139
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	33,182
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,131
[6]	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	243
	Illinois Finance Authority College & University Revenue VRDO	0.020%	2/3/21	27,725	27,725
	Illinois Finance Authority College & University Revenue VRDO	0.030%	2/3/21	32,265	32,265
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,040	2,149
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	495	518
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,112
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,175
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,397
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,065	5,784
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,210	1,399
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,145	1,325
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	2,145
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	9,488
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,204
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,025	2,427
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	3,409
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	9,833
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,142

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,240
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	2,099
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,723
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	20,890
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	3,070	3,297
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	4,055
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	15,000	16,035
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,749
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	17,333
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,885	4,439
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,954
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,290	1,483
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	629
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,480
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,708
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	8,875
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	2,366
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,278
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,010	5,699
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,693
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	916
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	638
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,357
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,899
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,741
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,269
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,515	3,456
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	7,000	8,459
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,945
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,695

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	12,424
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,464
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,560	2,874
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,264
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	3,396
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	8/15/31	10,000	10,260
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	645
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,373
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,550	7,272
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	12,381
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,000	2,702
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	7,575	8,052
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,289
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	11,063
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	2,089
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,934
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.750%	5/15/33	7,660	8,026
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,100	6,111
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,500	2,016
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	640
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,629
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,680
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	5,000	5,663
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	4,090
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,000	6,026
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	682
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,552
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	3,083
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	508
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	6,430	7,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	3,084
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	9,616
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,500	2,969
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,300	2,653
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,500	7,797
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	9,283
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,246
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,876
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,750	2,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	14,000	16,153
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	4,880	5,578
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/24	1,885	2,157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	3,250	3,963
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/15/28	3,350	4,308
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/15/29	2,250	2,875
[2,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/4/21	3,995	3,995
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	8,130	8,130
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	5,990	5,990
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	56,060	56,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	14,155	14,155
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	10,000	10,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	5/15/23	70	76
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	5/15/22	5,070	5,353
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	3,750	3,983
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.750%	5/15/23	1,105	1,217
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	3,020	3,179
[2]	Illinois Finance Authority Private Schools Revenue (Fenwick High School Project) VRDO	0.050%	2/4/21	15,635	15,635
[2]	Illinois Finance Authority Recreational Revenue VRDO	0.050%	2/4/21	22,000	22,000
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	7,492
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	6,231
	Illinois GO	5.000%	5/1/21	4,785	4,838
	Illinois GO	5.000%	8/1/21	25,000	25,545
	Illinois GO	5.000%	11/1/21	79,080	81,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	1/1/22	3,180	3,191
	Illinois GO	5.000%	2/1/22	5,230	5,454
	Illinois GO	5.000%	2/1/22	7,740	8,072
	Illinois GO	5.000%	7/1/22	7,050	7,469
[4]	Illinois GO	5.000%	8/1/22	11,720	12,483
	Illinois GO	5.000%	8/1/22	10,000	10,627
	Illinois GO	5.000%	10/1/22	13,500	14,434
	Illinois GO	5.000%	10/1/22	17,880	19,117
	Illinois GO	5.000%	11/1/22	10,000	10,724
	Illinois GO	5.000%	11/1/22	65,730	69,845
	Illinois GO	5.000%	2/1/23	8,600	9,305
	Illinois GO	5.000%	2/1/23	7,120	7,704
	Illinois GO	5.000%	7/1/23	6,120	6,716
	Illinois GO	5.000%	8/1/23	17,050	18,763
	Illinois GO	5.000%	10/1/23	4,500	4,979
	Illinois GO	5.000%	10/1/23	5,000	5,532
	Illinois GO	5.000%	11/1/23	42,780	46,877
	Illinois GO	4.000%	1/1/24	4,860	4,995
	Illinois GO	5.000%	1/1/24	14,060	15,684
	Illinois GO	5.000%	2/1/24	6,270	7,010
	Illinois GO	4.000%	5/1/24	10,210	11,168
	Illinois GO	5.500%	7/1/24	19,000	21,022
	Illinois GO	5.000%	8/1/24	25,335	26,846
	Illinois GO	5.000%	10/1/24	3,000	3,417
	Illinois GO	5.000%	10/1/24	3,000	3,417
	Illinois GO	5.000%	11/1/24	38,000	42,808
	Illinois GO	5.000%	2/1/25	3,250	3,734
	Illinois GO	5.000%	2/1/25	3,775	4,199
	Illinois GO	5.000%	11/1/25	18,375	21,224
	Illinois GO	5.000%	1/1/26	2,115	2,480
	Illinois GO	5.000%	2/1/26	11,175	12,393
[4]	Illinois GO	5.000%	4/1/26	16,175	17,501
	Illinois GO	5.500%	7/1/26	7,000	7,735
	Illinois GO	5.000%	10/1/26	4,800	5,726
	Illinois GO	5.000%	10/1/26	3,650	4,354
	Illinois GO	5.000%	11/1/26	54,515	64,291
	Illinois GO	5.000%	11/1/26	2,750	3,286
	Illinois GO	5.000%	12/1/26	8,390	10,043
	Illinois GO	5.000%	1/1/27	7,500	8,750
	Illinois GO	5.000%	4/1/27	3,840	4,258
	Illinois GO	5.500%	7/1/27	8,000	8,817
	Illinois GO	5.000%	9/1/27	12,275	14,902
	Illinois GO	5.000%	11/1/27	1,725	2,050
	Illinois GO	5.000%	11/1/27	5,850	7,024
	Illinois GO	5.000%	12/1/27	10,560	12,880
	Illinois GO	5.000%	2/1/28	10,305	12,288
[4]	Illinois GO	5.000%	4/1/28	4,515	4,852
	Illinois GO	5.250%	7/1/28	2,710	2,957
	Illinois GO	5.000%	10/1/28	4,000	4,948
	Illinois GO	5.000%	11/1/28	33,605	40,108
	Illinois GO	5.000%	1/1/29	4,055	4,689
	Illinois GO	5.250%	2/1/29	8,750	9,686
	Illinois GO	5.000%	3/1/29	18,000	18,664
	Illinois GO	5.000%	10/1/29	4,000	4,891
	Illinois GO	5.000%	11/1/29	21,355	25,325
	Illinois GO	5.000%	11/1/29	2,500	3,125
	Illinois GO	5.000%	1/1/30	8,000	9,200
	Illinois GO	5.250%	2/1/30	8,945	9,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	10/1/30	3,000	3,640
	Illinois GO	5.250%	7/1/31	6,000	6,495
	Illinois GO	5.000%	11/1/32	9,200	10,693
	Illinois GO	4.000%	6/1/33	5,880	6,402
[4]	Illinois GO	5.500%	7/1/33	3,300	3,581
	Illinois GO	4.125%	10/1/36	9,500	10,911
	Illinois GO	4.000%	10/1/40	1,500	1,686
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,000	11,089
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,369
	Illinois Sales Tax Revenue	5.000%	6/15/21	15,115	15,326
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	9,181
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	12,109
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	15,857
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,652
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,638
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,782
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,120	2,479
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,493
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,300	1,526
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,602
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	4,100	4,281
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	12,800	13,924
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,606
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	5,112
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,429
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	7,558
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,358
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,822
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,692
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	30,243
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	30,105	40,665
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	8,000	8,679
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,410	1,584
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	7,095
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	28,263
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	38,165	51,147
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,055	14,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	9,000	9,760
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	8,488
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,757
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,500	2,806
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	12,795
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	3,860	4,328
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	13,569
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,393
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,080	2,484
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,500	3,118
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,948
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	3,110
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,377
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,531
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,829
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	5,570
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	11,531
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	7,105	9,343
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,169
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	28,779
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	12,000	15,713
[2,5]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.090%	2/4/21	34,385	34,385
[6]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,946
[6]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	1,120
[6]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	938
[6]	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,488
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	230
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	497
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	301
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	262
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	273
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	271
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	329
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	427
[4]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	423
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	338
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	320
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/23	1,715	1,788
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/24	7,950	8,288
	Kane Kendall Etc Counties Community College District No. 516 GO	5.000%	12/15/25	3,405	3,550
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	10,923
[7]	Lake County Community High School District No. 127 Grayslake GO	0.000%	2/1/22	5,690	5,657
	Lake County Township High School District No. 113-Highland Park GO, Prere.	5.000%	1/1/23	5,000	5,466
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, Prere.	5.625%	1/15/22	3,500	3,682
	McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO, Prere.	5.625%	1/15/22	4,000	4,208
	McHenry County Conservation District GO	5.000%	2/1/22	3,100	3,248
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/21	6,000	5,952
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	20,466
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	32,240	31,189
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	22,640
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,895	27,944
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,759
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	5,118
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,829
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,763
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,220	18,895
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,050	29,455
[4,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,914
[9,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	33,463
[4,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	97
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	199
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	35,269
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	58,460
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	810
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	30,213
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	717
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	41,400	30,800
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	7,570	5,540
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	536
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	618
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,000	1,391
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	375	251
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	11,990	7,751
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	5,905
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	9,000	5,611
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	20,692
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,550	6,795
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,710
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	745
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	12/15/28	30,480	32,134
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/41	1,065	576
[4]	Mundelein IL GO	4.000%	12/15/27	500	606
[4]	Mundelein IL GO	4.000%	12/15/28	500	617
[4]	Mundelein IL GO	4.000%	12/15/29	500	612
[4]	Mundelein IL GO	4.000%	12/15/32	1,000	1,207
[4]	Mundelein IL GO	4.000%	12/15/39	2,000	2,368
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,300	1,522
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,764
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	5,118
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	6,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	7,662
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	3,500	4,317
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	2,330	2,709
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,557
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	3,048
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	939
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	638
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	779
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	550	711
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	898
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	957
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	953
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	650	752
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	865
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	891
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	1,048
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	857
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	912
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	853
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,730	29,026
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,780	13,107
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,725	4,504
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.500%	6/1/21	19,060	19,402
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	10,000	10,196
[4,11]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/22	5,000	5,421
[4,11]	Regional Transportation Authority Miscellaneous Revenue	6.250%	7/1/23	11,475	13,054
[7]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/23	5,025	5,686
	Romeoville IL GO	5.000%	12/30/26	3,480	4,354
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	3,145
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	23,500	30,191
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	7,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Schaumburg IL GO	4.000%	12/1/31	10,270	11,114
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	4,546
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	4,271
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	4,525
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	11,199
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/28	765	982
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/29	875	1,145
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/34	925	1,130
	Southwestern Illinois Development Authority Lease Revenue	4.000%	10/15/35	1,225	1,490
[9]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,398
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	4,166
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,525	2,658
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,000	2,106
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	2,785	2,932
	Springfield IL Water Revenue, Prere.	5.000%	3/1/22	3,035	3,195
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,343
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,257
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,731
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,257
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,256
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/28	9,900	10,487
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,180
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,817
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/30	5,500	5,834
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/31	9,150	9,643
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,779
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,909
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,457
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,858
					4,923,350
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,452
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	9,914
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	11,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	11,612
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	16,163
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	1,110	1,174
[4,11]	Franklin Community Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	2,480	2,730
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,218
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	923
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,644
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	945
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,548
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,397
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,234
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,231
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,533
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,000	1,221
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,520
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	5,011
	Indiana Bond Bank Miscellaneous Revenue	5.250%	10/15/21	245	253
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	420
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	471
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,233
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,344
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,265
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,492
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,295	1,370
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,420	1,669
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	2,112
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	7,342
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	8,127
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,879
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,174
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	8,226
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	8,727
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,165
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,720	8,540
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	8,832
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	3,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	95	101
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	2,915	3,067
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	2,336
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	9,317
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	5,049
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,395	1,877
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,260	1,530
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	24,131
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,154
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	2,016
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	27,475
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	24,529
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,487
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	21,490
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	19,518
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	22,271
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,391
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	12,868
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	7,168
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,274
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	1/1/25	6,250	6,707
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	4,105	4,105
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/21	1,225	1,230
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	3/1/22	1,000	1,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	2,000	2,104
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	1,000	1,052
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	3,250	3,420
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,770
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,770
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,770
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,500	2,770
[2]	Indiana Finance Authority Industrial Revenue VRDO	0.020%	2/1/21	6,000	6,000
	Indiana Finance Authority Lease Revenue (St. Revolving Fund Program), Prere.	5.000%	2/1/23	9,150	10,039
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,685
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	6,051
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	7,199
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	12,065
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	2,850	2,941
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	1,000	1,170
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/25	1,245	1,286
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,000	1,168
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	2,180	2,540
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/29	2,295	2,668
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	10,020	10,346
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,382
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,907
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,577
	Indiana Finance Authority Water Revenue	5.000%	2/1/21	3,430	3,430
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	11,135	12,216
	Indiana Finance Authority Water Revenue	5.000%	2/1/26	5,665	6,741
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	5,209
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.010%	2/1/21	5,925	5,925
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	893
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	964
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	638
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	2,034
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,370
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	2,055
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,743

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	3,039
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	5,042
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	5,340	6,730
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	8,790
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	7,912
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	22,891
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	5,089
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	24,203
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,635
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	15,020
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,977
Indiana University College & University Revenue	5.000%	8/1/21	4,500	4,610
Indiana University College & University Revenue	5.000%	8/1/22	6,370	6,836
Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,024
Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,560	1,598
Indiana University College & University Revenue, Prere.	5.000%	8/1/21	1,000	1,024
Indiana University College & University Revenue, Prere.	5.000%	8/1/22	3,510	3,767
Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,175	2,334
Indiana University College & University Revenue, Prere.	5.000%	8/1/22	2,040	2,189
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/26	2,685	3,362
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,894
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,512
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	8,932
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	12,753
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	5,710
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	2,048
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,782
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,000	1,313
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,998

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	3,189
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,526
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	4,545
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	4,776
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,837
Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/22	7,000	7,027
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.500%	2/1/28	4,065	4,082
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.500%	2/1/29	4,370	4,388
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,526
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	2,101
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,996
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	8,793
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	8,695
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	9,291
IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	9,559
IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	9,319
Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,330	4,738
Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	4,855	5,312
Purdue University College & University Revenue	5.000%	7/1/32	1,850	2,272
Purdue University College & University Revenue	5.000%	7/1/33	2,505	3,066
Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,942
Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,527
Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	14,243
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	1,720	2,128
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,791
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,916
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,695
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,956
	Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	5.000%	7/15/25	4,460	5,151
					806,604
Iowa (0.3%)
	Des Moines IA GO	5.000%	6/1/26	5,870	7,295
	Iowa City Community School District GO	3.000%	6/1/31	3,840	4,344
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	14,970	14,970
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	12,925	12,925
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	4,165	4,294
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	11,595	12,857
[5]	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,050
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/22	2,110	2,317
	Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/22	90,630	101,205
	Iowa Finance Authority Water Revenue	5.000%	8/1/37	8,565	11,545
	Iowa Finance Authority Water Revenue	5.000%	8/1/38	11,320	15,239
	Iowa Finance Authority Water Revenue	5.000%	8/1/39	6,050	8,131
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	938
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,506
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,598
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	2,335
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,487
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,601
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,735
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	3,151
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	3,300
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	3,458
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	3,624
[2]	Iowa Higher Education Loan Authority College & University Revenue VRDO	0.010%	2/1/21	6,770	6,770
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	6,938
	Polk County IA GO	4.000%	6/1/22	12,620	13,272

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Polk County IA GO	4.000%	6/1/23	13,050	13,711
Polk County IA GO	5.000%	6/1/24	2,425	2,809
University of Iowa College & University Revenue	3.000%	7/1/33	1,000	1,094
Waukee Community School District GO	3.000%	6/1/31	4,700	5,206
Waukee Community School District GO	3.000%	6/1/32	4,840	5,339
				281,044
Kansas (0.5%)
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	3,028
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,859
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,642
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,623
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	6,788
Butler County Unified School District No. 385 Andover GO	5.000%	9/1/32	2,000	2,516
Butler County Unified School District No. 385 Andover GO	5.000%	9/1/33	2,470	3,091
Butler County Unified School District No. 385 Andover GO	5.000%	9/1/34	2,680	3,343
Geary County Unified School District No. 475 GO	5.000%	9/1/25	355	429
Geary County Unified School District No. 475 GO	5.000%	9/1/26	350	423
Geary County Unified School District No. 475 GO	5.000%	9/1/27	425	512
Geary County Unified School District No. 475 GO	5.000%	9/1/28	635	761
Geary County Unified School District No. 475 GO	5.000%	9/1/29	600	717
Geary County Unified School District No. 475 GO	5.000%	9/1/30	795	948
Geary County Unified School District No. 475 GO	5.000%	9/1/31	650	774
Geary County Unified School District No. 475 GO	4.000%	9/1/33	750	853
Geary County Unified School District No. 475 GO	4.000%	9/1/34	700	795
Geary County Unified School District No. 475 GO	4.000%	9/1/35	2,000	2,271
Geary County Unified School District No. 475 GO	4.000%	9/1/36	2,155	2,446
Geary County Unified School District No. 475 GO	4.000%	9/1/37	1,835	2,082
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	695
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	577
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	574
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	571
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	569
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	23,948
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,070	1,249
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	1,545	1,803
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/29	1,000	1,120
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	1,025	1,177
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/32	650	746
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/33	500	572
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	10,075	10,363
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,495	8,075
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	11,699
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	13,300	15,533
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,944
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	14,010	16,333
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	11,400	13,284
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,525	18,068
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	12,311
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	9,070
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	8,329
[2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	9,260	9,260
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/23	10,250	11,335
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/25	10,000	11,034
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/26	13,515	14,910
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/27	23,500	25,804
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/28	7,000	7,668
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/29	7,055	7,689
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/32	13,000	14,141
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/33	15,045	16,366
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/34	5,795	6,300
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/25	1,250	1,406
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/26	1,200	1,375
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	4,335
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	556
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	541
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	389
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	417
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/24	3,100	3,628
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,250	1,461
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,508
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,655
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,925
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,599
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,807
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,538
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/33	6,800	7,483
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	6,725
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/30	5,430	6,189
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/31	3,000	3,403
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/32	2,000	2,257
	Seward County Unified School District No. 480 Liberal GO	4.000%	9/1/33	2,000	2,246
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	16,500	18,320
[2]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	28,395	28,395
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	825	886
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/23	1,675	1,874
					435,128
Kentucky (1.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	817
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,642
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,860
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,309
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	324
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,153
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	464
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	475	585
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	551
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,165	1,312
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	1,122
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	526
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	424
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	11,411
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,880
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	4,060
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	4,259
	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	4,461
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	4,676
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	2,282
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,770
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,665
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,672
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,688
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	2,246
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	2,085
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	2,080
[7]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,299
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,765
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,983
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,465	3,144
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	3,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,517
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,640
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,517
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	2,192
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,221
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,823
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,609
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	3,287
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,930
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	3,025
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,624
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	5,730
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	2,326
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,901
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	8,290	9,812
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	5,403
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	5,229
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,913
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,703
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,370	2,777
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	3,519
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,985
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,849
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,590
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,550
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	3,084
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	7,247
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,963
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	9/2/25	16,500	17,629
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/2/24	224,685	248,648
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	10/1/24	164,690	185,364
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	59,660	68,131
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/25	25,410	29,042
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	3/1/26	61,030	71,330
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	11/1/27	53,500	64,272
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	0.000%	7/1/23	1,720	1,651
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,591
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	3,505
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,547
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,540
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,267
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,578
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,307
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,442
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/22	1,110	1,180
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,980
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	3,905	4,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	5,210	5,714
[2,5]	Louisville & Jefferson County KY Metropolitan Sewer & Drain System Revenue TOB VRDO	0.040%	2/1/21	11,055	11,055
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	2,165
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	5,885	7,272
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,405	2,962
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	19,743
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	8,448
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,757
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	6,120	8,048
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,900	9,466
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	14,775	15,715
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	9,000	9,573
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,583
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	16,677
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	15,307
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,993
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,415
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,534
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	17,283
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,382
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	529
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	1,041
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,130	2,858
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,200	1,666
					1,074,958
Louisiana (1.0%)
	Bossier City LA Utilities Water Revenue	5.000%	10/1/29	1,000	1,154
	Bossier City LA Utilities Water Revenue	5.000%	10/1/31	1,000	1,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bossier City LA Utilities Water Revenue	5.000%	10/1/32	1,000	1,148
	Bossier City LA Utilities Water Revenue	5.000%	10/1/33	3,000	3,435
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.020%	2/1/21	26,605	26,605
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.020%	2/1/21	57,170	57,170
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.020%	2/1/21	6,100	6,100
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	2,982
[2,5]	Irvine Ranch CA Water Trust Local or Guaranteed Housing Revenue TOB VRDO	0.620%	2/4/21	14,000	14,000
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,846
[4]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,448
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,298
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	6,175
[4]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,799
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	1,192
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,297
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	1,022
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,913
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/21	8,100	8,102
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/22	15,200	15,244
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/22	8,600	8,625
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	6,602
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	5,812
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	3,287
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/31	23,000	24,049
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	7,773
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	20,345	21,271
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	5,076
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	5,604
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	9,350	9,774
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	5,461
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	11,050	11,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	4,357
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	6,204
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	6,185
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	10,000	11,484
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	23,900
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	11,560
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	5,905	6,826
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	4,000	4,624
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	7,095	8,202
	Louisiana GO	5.000%	12/1/26	7,870	9,264
	Louisiana GO	5.000%	5/1/29	14,815	17,564
	Louisiana GO	5.000%	5/1/30	2,950	3,487
	Louisiana GO	5.000%	10/1/30	2,000	2,548
	Louisiana GO	4.000%	10/1/34	10,710	12,604
	Louisiana GO, Prere.	4.000%	5/15/23	16,800	18,259
[2]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	2/4/21	14,620	14,620
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,300	1,602
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,576
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,667
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	3,000	3,377
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	6,500	7,303
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,823
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	2,005
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,517
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	7,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	14,011
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,989
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,912
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,837
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	3,136
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	3,289
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	3,454
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,620
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	8/1/24	11,500	11,523
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,535	1,754
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,140	3,588
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	4,000
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,914
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	2,032
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,778
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,270
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/34	1,000	1,312
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/35	1,250	1,636
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/36	2,190	2,857
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/37	1,000	1,300
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/38	3,000	3,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,749
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	2,370
	Louisiana Public Facilities Authority College & University Revenue, Prere.	5.250%	10/1/21	4,000	4,132
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	3,529
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,909
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	8,100
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	9,654
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	6,223
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	8,316
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	5,003
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	17,793
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	441
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	601
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	880	1,044
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,234
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	6,000	7,154
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	45	54
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	50	60
[4]	Louisiana Public Facilities Authority Lease Revenue	5.000%	6/1/36	2,300	2,661
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/24	3,625	4,010
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/25	5,520	6,096
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/26	5,010	5,516
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/27	3,770	4,135
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	3,850	4,207
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/36	4,235	4,563
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	3,180	3,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,116
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	2,765	3,085
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/28	1,825	2,331
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/33	1,000	1,242
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/34	1,280	1,585
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/35	1,480	1,825
	New Orleans LA GO	5.000%	12/1/23	2,250	2,442
	New Orleans LA GO	5.000%	12/1/24	2,500	2,711
	New Orleans LA GO	5.000%	12/1/25	2,500	2,710
[4]	New Orleans LA GO	5.000%	12/1/26	3,770	4,081
[4]	New Orleans LA GO	5.000%	12/1/27	2,260	2,443
[4]	New Orleans LA GO	5.000%	12/1/28	2,310	2,496
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,430
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	2,205
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,481
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,267
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	3,070
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,570
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	23,285	24,356
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	18,629
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	19,048
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	2,240	2,282
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,852
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	11,240
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/32	12,365	13,054
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/33	5,000	5,273
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	4,500	4,919
					796,026
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	1,131
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	437
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	428
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	436
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	560
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	750	996
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,082
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	858
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,990
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	797
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,337
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	732
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,330
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,881
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,326
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,799
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,322
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	815	978
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	4,113
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,375
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	4,163
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,789
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	3,049
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	2,379
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	2,005
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,634
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	420	535
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,721
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	420	547
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,463
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	1,000	1,329
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	2,309
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,400	1,892
Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/31	1,500	2,014
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/25	2,000	2,352
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/26	2,000	2,349
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,594
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/32	3,260	3,931
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	3,508
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	7,425
Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	2,050	2,639
Maine Turnpike Authority Highway Revenue	5.000%	7/1/31	1,825	2,337
Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,854
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	2,208
Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,321
Maine Turnpike Authority Highway Revenue	5.000%	7/1/35	1,000	1,317
Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,500	1,968
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	540
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	467
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	1,018
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	867
Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	769
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,152
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,207
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,335
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	2,101
				103,596
Maryland (2.7%)
Anne Arundel County MD GO	5.000%	4/1/21	1,880	1,895
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,611
Anne Arundel County MD GO	5.000%	10/1/21	4,715	4,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,194
	Anne Arundel County MD GO	5.000%	10/1/22	3,615	3,909
	Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,298
	Anne Arundel County MD GO	5.000%	10/1/22	2,370	2,563
	Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,422
	Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,083
	Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,400
	Anne Arundel County MD GO	5.000%	10/1/23	2,370	2,677
	Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,789
	Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,773
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,787
	Anne Arundel County MD GO	5.000%	4/1/32	1,755	2,081
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,285
	Baltimore County MD GO	5.000%	8/1/21	2,600	2,663
	Baltimore County MD GO	5.000%	8/1/21	5,800	5,942
	Baltimore County MD GO	5.000%	8/1/21	5,000	5,122
	Baltimore County MD GO	5.000%	8/1/21	6,705	6,869
	Baltimore County MD GO	5.000%	2/1/22	3,000	3,146
	Baltimore County MD GO	5.000%	3/1/24	8,780	10,090
	Baltimore County MD GO	5.000%	3/1/26	9,790	12,139
	Baltimore County MD GO	5.000%	8/1/26	7,620	9,232
	Baltimore County MD GO	5.000%	3/1/27	8,130	10,396
	Baltimore County MD GO	5.000%	3/1/28	2,245	2,952
	Baltimore County MD GO	4.000%	3/1/30	4,000	4,797
	Baltimore County MD GO	5.000%	3/1/32	7,090	9,148
	Baltimore County MD GO	4.000%	3/1/33	7,115	8,824
	Baltimore County MD GO	5.000%	8/1/33	5,270	6,087
	Baltimore County MD GO	4.000%	3/1/34	7,470	9,231
	Baltimore County MD GO	4.000%	3/1/35	7,845	9,646
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,250	1,275
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,745	1,781
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	1,905	1,944
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	2,075	2,117
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	3,255	3,321
	Baltimore MD Sewer Revenue (Wastewater Projects), Prere.	5.000%	7/1/21	2,000	2,041
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	196
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	223
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	304
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	207
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	207
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	262
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	273
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	299
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	310
	Baltimore MD Water Revenue (Water Projects), Prere.	5.000%	7/1/21	1,570	1,602
	Baltimore MD Water Revenue (Water Projects), Prere.	5.000%	7/1/21	1,905	1,944
	Charles County MD GO	5.000%	10/1/27	4,155	5,405
	Charles County MD GO	4.000%	10/1/28	1,700	2,142
	Charles County MD GO	5.000%	10/1/28	4,370	5,839
	Frederick County MD GO	5.000%	2/1/23	4,505	4,944
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	934
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,253
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,249
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,568
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,217
	Harford County MD GO	5.000%	2/1/23	2,545	2,793
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/22	13,605	14,295
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	6,590
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/32	4,775	5,481
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	5,618
	Howard County MD (Consolidated Public Improvement Project) GO, Prere.	5.000%	8/15/21	1,820	1,868
	Howard County MD GO	5.000%	8/15/21	14,440	14,820
	Howard County MD GO	5.000%	2/15/27	20,180	25,783
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	2,015	2,256
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/21	16,005	16,199
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/1/23	13,000	13,417
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	10,000	11,762
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	1,015	1,125
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	8,700	9,862
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	5,000	6,676
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/28	17,390	19,163
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	14,790	15,838
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	6,475
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	37,110
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	33,454

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	27,000	29,703
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	35,338
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,334
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,605
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,412
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	2,219
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,487
Maryland GO	5.000%	3/1/21	7,750	7,781
Maryland GO	4.000%	8/1/21	31,940	32,562
Maryland GO	5.000%	8/1/21	16,490	16,893
Maryland GO	5.000%	8/1/21	33,110	33,920
Maryland GO	5.000%	3/1/22	32,550	34,272
Maryland GO	5.000%	3/15/22	5,415	5,712
Maryland GO	5.000%	3/15/22	26,755	28,221
Maryland GO	5.000%	8/1/22	71,720	76,965
Maryland GO	5.000%	8/1/22	29,215	31,351
Maryland GO	5.000%	3/15/23	28,000	30,891
Maryland GO	5.000%	6/1/23	1,115	1,241
Maryland GO	4.000%	8/1/23	37,875	41,529
Maryland GO	5.000%	8/1/23	82,005	91,960
Maryland GO	5.000%	8/1/23	14,915	16,726
Maryland GO	5.000%	8/1/23	24,000	26,914
Maryland GO	5.000%	3/15/24	29,500	33,956
Maryland GO	5.000%	8/1/24	21,550	25,188
Maryland GO	5.000%	8/1/24	3,015	3,524
Maryland GO	5.000%	3/15/26	27,500	34,142
Maryland GO	3.000%	8/1/26	50,275	57,601
Maryland GO	4.000%	8/1/26	28,000	30,676
Maryland GO	5.000%	8/1/26	42,820	53,802
Maryland GO	5.000%	3/15/27	14,105	18,056
Maryland GO	5.000%	3/15/27	25,290	32,375
Maryland GO	4.000%	3/1/28	40,310	41,899
Maryland GO	4.000%	6/1/28	4,010	4,490
Maryland GO	4.000%	3/1/29	40,985	42,554
Maryland GO	4.000%	6/1/29	68,270	76,197
Maryland GO	4.000%	6/1/30	68,035	75,708
Maryland GO	3.250%	8/1/30	9,000	9,550
Maryland GO	5.000%	8/1/31	5,000	6,560
Maryland GO	3.500%	3/15/32	10,000	11,766
Maryland GO	5.000%	8/1/35	21,505	29,303
Maryland GO, ETM	5.000%	3/1/21	10,990	11,034
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,059
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	516
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	350	408
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	491
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	573
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	543
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	738
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	800	815
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	370	373
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	330	344
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	957
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	247
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	78
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	304
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	238
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	272
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,652
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	7,038
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,846
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	697
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	191
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,994
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	521
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	344
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,669
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	1,037
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	3,263
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,615	6,207
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,559
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,211
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	7,339
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	1,130
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,510
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	2,383
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,990
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	3,238
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,758
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	3,275	3,878
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	849
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,834
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	4,169
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	822
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	3,500	4,349
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/4/21	8,285	8,285
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/23	12,970	14,273
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	14,000	16,050
	Montgomery County MD GO	5.000%	7/1/21	2,500	2,551
	Montgomery County MD GO	5.000%	7/1/21	2,410	2,459
	Montgomery County MD GO	5.000%	11/1/22	13,750	14,923
	Montgomery County MD GO	5.000%	11/1/22	39,265	42,615
	Montgomery County MD GO	5.000%	11/1/22	14,000	15,195
	Montgomery County MD GO	5.000%	11/1/23	14,750	16,717
	Montgomery County MD GO	5.000%	11/1/23	18,000	20,400
	Montgomery County MD GO	5.000%	11/1/24	15,390	18,168
	Montgomery County MD GO	5.000%	11/1/24	10,000	11,805
	Montgomery County MD GO	5.000%	11/1/26	8,730	11,059
	Montgomery County MD GO	5.000%	11/1/26	8,300	9,772
	Montgomery County MD GO	4.000%	11/1/27	5,095	6,305
	Montgomery County MD GO	4.000%	12/1/30	14,000	15,773
	Montgomery County MD GO	4.000%	11/1/31	15,235	19,323
	Montgomery County MD GO, Prere.	4.000%	11/1/24	14,000	15,985
	Montgomery County MD GO, Prere.	5.000%	11/1/24	2,000	2,358
	Prince George's County MD GO	5.000%	8/1/21	13,745	14,080
	Prince George's County MD GO	5.000%	9/15/21	4,975	5,126
	Prince George's County MD GO	5.000%	7/15/22	12,000	12,852
	Prince George's County MD GO	5.000%	9/1/23	10,865	12,227
	Prince George's County MD GO	5.000%	7/15/26	22,685	28,477
	Prince George's County MD GO	5.000%	7/15/26	11,715	14,706
	Prince George's County MD GO	4.000%	9/1/26	2,000	2,269
	Prince George's County MD GO	4.000%	7/1/28	6,995	8,311
	Prince George's County MD GO	4.000%	7/15/30	7,500	9,310
	Prince George's County MD GO	3.000%	7/15/33	14,000	16,203
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,085
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,343
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	965	1,052
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	770	839
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,100	1,192
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	540
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	800	861
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	535	574
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,000	1,065
	University System of Maryland College & University Revenue	4.000%	4/1/24	10,930	12,240
	University System of Maryland College & University Revenue	5.000%	4/1/24	4,390	5,055
	University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	9,257
	University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	14,129
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	7,190
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	7,436
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	7,709
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	6,005
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	6,205
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/25	9,870	11,910
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/26	9,230	11,542
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	10,565	13,228
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/31	8,185	9,079
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/31	5,190	6,244
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/32	8,515	9,425
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,315	17,090
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,887
					2,260,336
Massachusetts (2.6%)
[2,5]	Billerica MA GO TOB VRDO	0.040%	2/1/21	1,895	1,895
	Boston MA GO	5.000%	4/1/23	1,425	1,576
	Boston MA GO	5.000%	3/1/38	5,475	7,127
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	1,109
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,104
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/22	10,030	10,702
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	20,110	23,347
[10]	Commonwealth of Massachusetts GO	5.250%	8/1/21	4,445	4,559
	Commonwealth of Massachusetts GO	5.250%	8/1/21	20,900	21,437
	Commonwealth of Massachusetts GO	5.000%	8/1/22	14,000	15,024
[10]	Commonwealth of Massachusetts GO	5.500%	12/1/23	5,075	5,845
	Commonwealth of Massachusetts GO	5.000%	7/1/24	3,725	4,338
	Commonwealth of Massachusetts GO	5.000%	7/1/24	9,715	11,313
	Commonwealth of Massachusetts GO	5.000%	8/1/24	55,070	64,345
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,055	3,617
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	24,690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/26	12,585	15,934
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	52,212
	Commonwealth of Massachusetts GO	5.000%	3/1/28	11,430	15,011
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	26,174
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	39,113
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	5,256
	Commonwealth of Massachusetts GO	5.000%	5/1/29	6,000	6,639
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	12,521
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	6,582
	Commonwealth of Massachusetts GO	5.000%	5/1/30	11,650	13,442
	Commonwealth of Massachusetts GO	5.000%	7/1/30	12,000	14,383
	Commonwealth of Massachusetts GO	4.000%	11/1/30	45,000	47,882
	Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	32,375
	Commonwealth of Massachusetts GO	5.000%	5/1/31	30,000	33,124
	Commonwealth of Massachusetts GO	5.000%	5/1/31	12,500	14,413
	Commonwealth of Massachusetts GO	5.000%	9/1/31	15,010	21,255
	Commonwealth of Massachusetts GO	5.000%	7/1/32	6,700	9,158
	Commonwealth of Massachusetts GO	5.000%	9/1/32	9,430	13,602
	Commonwealth of Massachusetts GO	5.000%	7/1/33	4,815	6,548
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	26,517
	Commonwealth of Massachusetts GO	5.000%	7/1/34	2,590	3,510
	Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	15,553
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	30,672
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	8,140
	Commonwealth of Massachusetts GO	3.500%	5/1/37	5,500	5,840
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	13,054
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	25,786
	Commonwealth of Massachusetts GO	5.000%	7/1/38	7,020	9,395
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	6,794
	Commonwealth of Massachusetts GO	3.000%	11/1/39	8,505	9,608
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	12,210
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,050	4,533
	Commonwealth of Massachusetts GO VRDO	0.030%	2/4/21	38,445	38,445
[3]	Commonwealth of Massachusetts GO, 67% of 3M USD LIBOR + 0.550%	0.694%	11/1/25	22,000	22,039
	Commonwealth of Massachusetts GO, Prere.	5.000%	4/1/21	25,175	25,379
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	36,736
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	14,316
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/34	7,500	8,950
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	8,931
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	11,818
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35,035	43,884
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	11,000	13,695
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	20,000	28,953
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	47,109
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	3,510
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	4,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	6,282
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	7,431
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,250
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	6,397
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	6,239
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	11,184
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	78,960	81,522
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	6,580	7,381
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	7,780	9,096
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/21	1,900	1,900
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/21	5,000	5,121
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/22	775	813
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/22	590	633
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,285	1,529
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	7,130	8,136
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,320	3,787
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/23	960	1,068
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	700	804
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	947
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,662
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	10,000	13,410
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,563
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,805
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,540
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,421
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,561
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	10,000	15,202
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/23	2,100	2,350
[2,5]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.110%	2/4/21	11,630	11,630
	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	2/1/21	15,445	15,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	3,110	3,212
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/21	1,200	1,239
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,770	1,824
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,125	2,190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,230	1,349
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,235	2,303
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,133
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,500	1,545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	3,219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,600	1,649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,204
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	7/1/26	2,690	2,740
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	548
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,100	1,134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	6,473
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,230	1,268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	10,347
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	6,190
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	418
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	4,230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	231
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	789
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	268
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	833
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,733
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	853
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	4,396
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,250	1,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	421
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	988
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	19,929
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	630
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	2,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,250	1,609
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	438
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	758
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	4,060
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	5,466
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,283
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	394
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	789
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	2,298
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	6,887
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	6,419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	6,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,301
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	7,066
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,200	2,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	6,172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,500	3,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	355
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,343
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,526
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,649
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,123
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	1,970
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	5,270
	Massachusetts Educational Financing Authority Student Loan Revenue	5.500%	1/1/22	3,500	3,509
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	6,933
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	4,500	4,500
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.010%	2/1/21	27,900	27,900
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,830	4,240
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/31	3,000	3,447
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/32	3,500	4,019
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,596
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,684
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,861
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	5,074
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	6,179
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,695
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	3,300
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	8,345	8,909
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	2,400	2,463
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	16,475	17,693
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	2,170	2,637
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	8,233
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	10,920
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	23,940	28,812
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	13,100	14,894

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	38,685	45,438
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	25,163
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/34	5,000	5,985
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	11,880
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/35	9,500	10,790
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/35	4,000	4,784
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	8,000	9,315
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/36	11,000	12,477
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/37	2,700	3,059
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	66,642
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	13,160
Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	285	292
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,300	2,473
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	37,750	40,582
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	10,550	11,342
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,535	3,797
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,110	1,192
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	190	204
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,410	5,816
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	4,810	5,171
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	6,400	7,110
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	7,610	8,454
Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	4,815	5,777
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	11,905
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/33	3,490	4,172
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	4,399
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	4,553
Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,440	1,527
Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	685	726
Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,030	1,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	1,465	1,554
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	4,135	4,387
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/22	5,010	5,315
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/24	1,985	2,295
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	6,932
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	13,605	14,835
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	5,225	7,379
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	6,800	8,362
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	12,535
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/38	7,000	7,727
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/39	7,000	7,719
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	7,000	7,711
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	11,875	14,527
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,350	2,408
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	2,000	2,049
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,122
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	5,000	5,122
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/26	3,065	3,124
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/27	3,440	3,505
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/28	5,100	5,195
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/29	11,580	11,796
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/30	11,000	11,203
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.000%	7/1/31	11,575	11,788
	Natick MA GO	4.000%	7/15/36	5,130	6,092
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	2,026
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,651
	University of Massachusetts Building Authority College & University Revenue VRDO	0.040%	2/3/21	10,635	10,635
					2,172,028
Michigan (2.9%)
[12]	Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,149
[12]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,562
[12]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,827
[12]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,084
	Birmingham MI City School District GO	4.000%	5/1/25	1,490	1,615
[12]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	5,149
[12]	Chippewa Valley Schools GO	5.000%	5/1/25	755	902
[12]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,215
[12]	Chippewa Valley Schools GO	5.000%	5/1/33	1,700	2,232
[12]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,720
[12]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,302
[12]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,701
[12]	Chippewa Valley Schools GO	5.000%	5/1/35	800	963
[12]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	4,295
[12]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	4,469
[12]	Dearborn School District GO	5.000%	5/1/26	3,755	4,245
[12]	Dearborn School District GO	5.000%	5/1/27	3,700	4,176
[12]	Dearborn School District GO	5.000%	5/1/28	3,635	4,100
[12]	Dearborn School District GO	5.000%	5/1/30	4,000	4,512
[12]	Dearborn School District GO	5.000%	5/1/32	3,165	3,567
[4,12]	Detroit City School District GO	5.250%	5/1/27	1,210	1,525
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	3,161
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	6,420
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,988
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	3,188
	Detroit MI Sewage Disposal System Sewer Revenue	5.000%	7/1/23	7,000	7,467
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.000%	7/1/22	14,000	14,967
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/21	1,100	1,133
[4]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/22	1,000	1,074
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,373
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,270
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,417
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,931
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,637
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	2,002
[12]	East Lansing School District GO	5.000%	5/1/28	695	886
[12]	East Lansing School District GO	5.000%	5/1/29	500	636
[12]	East Lansing School District GO	5.000%	5/1/30	615	778
[12]	East Lansing School District GO	5.000%	5/1/31	1,955	2,465
[12]	East Lansing School District GO	5.000%	5/1/33	755	945
[12]	East Lansing School District GO	5.000%	5/1/34	1,540	1,923
[12]	East Lansing School District GO	5.000%	5/1/36	1,105	1,377
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,532
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,218
	Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,406
[4]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,856
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	2,153
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,777
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	11,758
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	29,861
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	37,100
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	3,267
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	3,421
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,949
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,871
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	3,303
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	5,743
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	20,853
[4]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	5,435
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	41,742
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	77,295
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	12,532
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	5,575
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	388
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	1,128
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	6,305
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	360	455
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,221
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	17,332
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	8,329
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	453
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	18,179
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	500	661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,402
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	6,712
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,498
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	11,242
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,567
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,569
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	1,109
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	15,310
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	983
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,788
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,857
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,213
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,864
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,000	1,203
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	500	650
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,954
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	972
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	2,050
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,292
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	2,141
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,289
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	2,244
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	2,344
	Grosse Pointe Public School System GO	5.000%	5/1/35	2,110	2,728
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	2,106
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,732
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,665
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,277
[12]	Holt Public Schools GO	5.000%	5/1/30	2,640	3,565
[12]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,712
[12]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,293
[12]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,406
[12]	Hudsonville Public Schools GO	4.000%	5/1/35	560	688
[12]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,253
[12]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,444
[12]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,249
[12]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,780
[12]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,287
[12]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,564
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	4,284
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	4,623
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	4,746
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	4,870
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	400	402
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,820	2,219
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,670	5,636
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	1,025	1,107
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,332
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,646
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,205
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,425
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,993
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,970
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,281
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	5,346
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,627
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,671
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,688
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	9,825
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,416
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	2,200	2,696
[12]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	5,025
[12]	Lake Orion Community School District GO	5.000%	5/1/34	2,365	3,109
[12]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	5,597
[12]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,943
[12]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	5,212
[4,12]	Lincoln Consolidated School District GO	5.000%	5/1/25	1,000	1,191
[4,12]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,553
	Macomb Interceptor Drain Drainage District	5.000%	5/1/27	1,610	2,053
	Macomb Interceptor Drain Drainage District	5.000%	5/1/28	1,430	1,823
	Macomb Interceptor Drain Drainage District	5.000%	5/1/29	1,645	2,089
	Macomb Interceptor Drain Drainage District	5.000%	5/1/30	2,540	3,210
	Macomb Interceptor Drain Drainage District	5.000%	5/1/31	2,030	2,554
	Macomb Interceptor Drain Drainage District	5.000%	5/1/33	2,215	2,773
	Macomb Interceptor Drain Drainage District	5.000%	5/1/34	1,835	2,292
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,403
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,236
[12]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,818
[12]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,689
[12]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	4,020
	Michigan (Environmental Program Bonds) GO	3.000%	5/15/39	2,500	2,850
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	9,604
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,796
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	10,599
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,940
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,105	5,603
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	15,853

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	5,762
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,262
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,582
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,712
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,842
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,191
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	519
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	534
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	1,052
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	1,092
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	1,133
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,141
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	455
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	640
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	723
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	744
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	725
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,000	2,210
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	840	907
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,015	1,163
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	7,000	8,126
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	465	502
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,310	1,529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,805
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	4,765	5,620
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,997
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,488
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,190	1,284
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,700	4,446
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	4,389
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,187
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	400	431
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	5,010
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,910
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	1,032
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	3,563
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,689
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,658
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,185
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,650	7,663
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,225	2,871
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	2,060
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,202
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	6,175
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,025	1,318
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,829
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	3,053
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,020	12,619
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	4,762
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	3,139
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,790	3,518
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	13,580	15,514
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	4,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	4,305
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	6,140
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	8,464
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	9,572
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	6,472
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,870
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	12,120
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,015	10,051
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,395	6,871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,770
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,500	1,596
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,859
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	7,641
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	14,402
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	12,983
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	15,153
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	10,757
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	3,520	4,176
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	6,445
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,888
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.890%	6/1/24	39,500	39,628
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.940%	6/1/25	13,000	13,045
[2,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	6,060	6,060
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	2,000	2,305
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	3,000	3,458
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	5,000	5,764
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere	5.000%	6/1/24	5,000	5,764
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	12,500	13,304
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	30,000	31,929
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	10,000	10,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	15,995	17,023
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,562
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	2,000	2,156
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	2,010	2,260
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,850
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,925
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	5,061
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	6,083
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,900
	Michigan Finance Authority Lease Revenue	5.000%	4/1/24	5,400	6,135
	Michigan Finance Authority Lease Revenue	5.000%	4/1/25	3,160	3,707
	Michigan Finance Authority Lease Revenue	5.000%	4/1/26	1,320	1,593
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	2,310	2,856
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	1,320	1,666
	Michigan Finance Authority Lease Revenue	5.000%	11/1/29	2,645	3,460
	Michigan Finance Authority Lease Revenue	5.000%	11/1/30	2,200	2,866
	Michigan Finance Authority Lease Revenue	5.000%	11/1/31	1,020	1,323
	Michigan Finance Authority Lease Revenue	5.000%	11/1/32	1,225	1,583
	Michigan Finance Authority Lease Revenue	4.000%	11/1/33	2,030	2,519
	Michigan Finance Authority Lease Revenue	5.000%	11/1/33	1,095	1,408
	Michigan Finance Authority Lease Revenue	4.000%	11/1/34	2,125	2,625
	Michigan Finance Authority Lease Revenue	5.000%	11/1/34	1,440	1,846
	Michigan Finance Authority Lease Revenue	4.000%	11/1/35	2,005	2,466
	Michigan Finance Authority Lease Revenue	5.000%	11/1/35	1,525	1,946
	Michigan Finance Authority Lease Revenue	5.000%	11/1/36	2,045	2,601
	Michigan Finance Authority Lease Revenue	5.000%	11/1/37	2,515	3,191
	Michigan Finance Authority Lease Revenue	5.000%	11/1/38	2,110	2,665
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	24,000	25,626
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	1,210	1,291
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/23	19,000	21,152
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	17,530
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	2,121
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	3,404
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	12,235	14,072
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	10,000	11,479
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	8,056
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	23,149
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,802
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,614
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,190
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,664
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	4,097
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,843
[4]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	4,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	700	734
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	775
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	621
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,802
	Michigan Finance Authority Tobacco Settlement Funded Revenue	1.250%	6/1/30	2,000	2,005
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	3,630
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	4,492
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	4,040
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,873
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	3,370
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	5,110
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,630	3,178
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	6,449
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	2,101
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	5,245	6,604
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	8,976
	Michigan Finance Authority Water Revenue	5.000%	10/1/31	3,265	4,342
	Michigan Finance Authority Water Revenue	4.000%	10/1/32	3,535	4,190
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	7,236
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	9,113
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	5,000	5,751
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	18,892
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	17,175
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	829
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	11,446
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	1,200	1,421
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	8,579
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,183
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	1,005
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,284
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,540
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	7,107
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,590

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,500	1,622
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	5,862
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/25	2,565	3,075
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,965
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,791
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	12,442
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	6,564
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	7,965
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	9,840
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	32,075
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	9,625	10,774
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	17,409
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	4,266
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	12,528
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	29,092
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	5,601
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	14,410
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,797
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	16,049
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	7,944
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	2,500	2,587
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	3,020	3,125
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/21	5,920	6,125
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	804
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	495	603
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,699
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,571
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,729

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,000	2,123
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	3,235
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,600	2,760
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,955
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,814
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	2,394
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,887
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	21,791
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,520	1,933
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	19,938
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	6,615	7,113
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	4,965	5,585
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	6,502
Michigan State University College & University Revenue	5.000%	2/15/29	1,215	1,604
Michigan State University College & University Revenue	5.000%	2/15/30	900	1,177
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,889
Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,787
Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,500
Michigan State University College & University Revenue	5.000%	2/15/34	2,320	2,979
Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,664
Michigan State University College & University Revenue	5.000%	2/15/36	1,860	2,368
Michigan State University College & University Revenue	4.000%	2/15/37	1,750	2,067
Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,188
Michigan State University College & University Revenue	4.000%	2/15/39	5,140	6,092
Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,512
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/23	1,250	1,370
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,956
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,425
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,313
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,415
	Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,383
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,781
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,603
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,640
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	45,179
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	28,415	35,167
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	41,390	51,021
[12]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,332
[12]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,424
[12]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,529
[12]	Milan Area Schools GO	5.000%	5/1/30	1,210	1,599
[12]	Milan Area Schools GO	5.000%	5/1/32	1,670	2,188
[12]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,516
[7]	Monroe County Economic Development Corp. Electric Power & Light Revenue	6.950%	9/1/22	27,150	30,013
	Oakland University College & University Revenue	5.000%	3/1/24	540	607
	Oakland University College & University Revenue	5.000%	3/1/25	540	627
	Oakland University College & University Revenue	5.000%	3/1/26	500	599
	Oakland University College & University Revenue	5.000%	3/1/27	785	936
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,483
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	2,048
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,753
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,668
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	2,066
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	4,350
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,558
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,344
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,916
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,786
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,592
	Portage Public Schools GO	4.000%	11/1/34	3,725	4,493
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,577
	Portage Public Schools GO	5.000%	11/1/36	1,530	1,852
	Portage Public Schools GO	4.000%	11/1/37	1,900	2,258
	Rochester Community School District GO	3.000%	5/1/33	2,090	2,331
[12]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,451
[12]	Rockford Public Schools GO	5.000%	5/1/33	2,470	3,023
[12]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,581
[12]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,652
[12]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,741
[12]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,219
[12]	Roseville Community Schools GO	5.000%	5/1/34	4,000	4,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,540	2,719
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,180	2,442
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,245	2,562
[6,12]	Saginaw City School District GO	4.000%	5/1/36	700	871
[6,12]	Saginaw City School District GO	4.000%	5/1/40	3,260	4,005
[6,12]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,384
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,617
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,346
	Southfield MI GO	3.000%	5/1/33	2,630	2,953
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,461
	University of Michigan College & University Revenue	5.000%	4/1/32	2,145	2,861
	University of Michigan College & University Revenue	5.000%	4/1/33	2,835	3,559
	University of Michigan College & University Revenue	5.000%	4/1/34	3,495	4,375
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	4,199
	University of Michigan College & University Revenue	5.000%	4/1/36	4,030	5,029
	University of Michigan College & University Revenue	5.000%	4/1/37	5,090	6,337
[12]	Van Buren MI Public Schools GO	5.000%	11/1/31	3,040	4,027
[12]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,793
[12]	Warren Consolidated Schools GO	5.000%	5/1/30	2,100	2,814
[12]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	3,060
[12]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	3,056
[12]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,851
[12]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	3,400
[12]	Warren Consolidated Schools GO	5.000%	5/1/37	1,425	1,845
[12]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,785
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,990
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	2,148
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	3,121
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	6,117
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	1,064
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	3,071
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	6,408
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	848
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	2,201
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	4,305
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,837
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	7,040
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	1,040
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	994
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,849
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,770
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	948
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	420	529
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,619
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	3,495
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	415	516
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	405	508
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	12,126
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	455	567
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	4,042
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	3,100
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	970
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	4,608
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	800
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	7,696
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	798
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	6,284
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	1,101
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	753
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	10,028
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	7,541
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	2,000
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	2,056
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	269
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	517
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	526
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/31	250	345
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/31	500	660
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	274
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	771
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	340
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	781
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/35	300	407
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	779
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	270
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/36	700	905
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	538
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	774
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	321
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	542
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	256
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	667
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	287
[4,6]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	532
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	4,679
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	4,729
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	4,790
					2,393,394
Minnesota (0.9%)
	Bloomington Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,146
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,471
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,819
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,242
	Farmington Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,575
	Hennepin County MN GO	5.000%	12/1/25	3,230	3,973
	Hennepin County MN GO	5.000%	12/1/28	1,945	2,470
	Hennepin County MN GO	5.000%	12/15/30	5,020	6,670
	Hennepin County MN GO	5.000%	12/15/33	7,000	9,237
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,641
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,747
	Metropolitan Council GO	5.000%	3/1/22	3,415	3,596
	Metropolitan Council GO	4.000%	3/1/26	2,950	3,392
	Minneapolis MN GO	4.000%	12/1/25	2,325	2,747
	Minneapolis MN GO	3.000%	12/1/32	4,135	4,569
[2]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	15,000	15,000
[2]	Minneapolis MN- St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	1,700	1,700
[2]	Minneapolis MN/St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	3,500	3,500
	Minneapolis Special School District No. 1 COP	5.000%	2/1/22	6,805	7,130
	Minneapolis Special School District No. 1 COP	5.000%	2/1/23	7,550	8,275
	Minneapolis Special School District No. 1 COP	5.000%	2/1/24	8,215	8,999
	Minneapolis Special School District No. 1 COP	5.000%	2/1/25	5,050	5,531
	Minneapolis Special School District No. 1 COP	5.000%	2/1/26	7,000	7,661
	Minneapolis Special School District No. 1 COP	5.000%	2/1/27	10,085	11,018
	Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	11,545
	Minneapolis Special School District No. 1 GO	5.000%	2/1/27	1,750	2,227
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,508
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	14,724
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	859
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,626
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	6,752
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	735
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,806
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	6,606
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	854
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,854
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	684
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,878
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	780
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	796
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	1,111
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	1,066
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	1,143
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	1,140

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,701
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,878
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,898
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/32	3,670	4,197
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	4,132
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,572
Minnesota Appropriations Revenue	5.000%	3/1/24	7,515	7,902
Minnesota Appropriations Revenue	5.000%	3/1/25	10,860	11,415
Minnesota GO	5.000%	8/1/22	20,500	22,006
Minnesota GO	5.000%	8/1/23	5,350	6,002
Minnesota GO	5.000%	10/1/23	29,530	33,367
Minnesota GO	5.000%	8/1/24	12,355	14,450
Minnesota GO	5.000%	8/1/24	15,500	18,129
Minnesota GO	5.000%	8/1/24	1,350	1,579
Minnesota GO	5.000%	8/1/25	13,500	16,420
Minnesota GO	5.000%	10/1/25	29,320	35,889
Minnesota GO	5.000%	8/1/26	4,340	5,058
Minnesota GO	5.000%	8/1/26	35,060	42,522
Minnesota GO	5.000%	10/1/26	13,080	16,552
Minnesota GO	5.000%	8/1/27	4,000	4,843
Minnesota GO	5.000%	8/1/27	6,350	8,232
Minnesota GO	5.000%	10/1/27	12,285	16,001
Minnesota GO	5.000%	10/1/32	10,000	12,749
Minnesota GO	5.000%	8/1/33	12,280	15,157
Minnesota GO	5.000%	8/1/34	10,000	12,319
Minnesota GO	5.000%	8/1/35	9,535	11,717
Minnesota GO	5.000%	8/1/36	5,000	6,129
Minnesota GO, Prere.	5.000%	10/1/21	155	160
Minnesota GO, Prere.	5.000%	10/1/21	9,845	10,167
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,191
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,241
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	249
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,296
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	723
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,357
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	543
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,410
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,471
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,542
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,607
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	823

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,686
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	379
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	819
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	4,032
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,542
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	4,177
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	4,338
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,733
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	4,549
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,830
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	27,658	28,528
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,985	6,631
Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	6,047
Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,714
Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	2,102
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/33	2,450	2,720
Rochester MN Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	27,000	27,000
South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	11,023
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	2,260	2,488
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,500	1,715
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	1,017
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	979
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	2,242
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,363
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,430
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,718
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,714
University of Minnesota College & University Revenue	5.000%	8/1/22	1,585	1,591

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Minnesota College & University Revenue	5.000%	8/1/23	2,500	2,510
University of Minnesota College & University Revenue	5.000%	10/1/23	2,945	3,325
Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	8,245
Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	4,440
Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	4,423
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	4,521
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,289
Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	2,102
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	7,605
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/31	8,185	9,226
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	9,525
White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	10,345	11,557
				754,452
Mississippi (0.5%)
DeSoto County MS GO	5.000%	11/1/27	1,585	2,028
DeSoto County MS GO	5.000%	11/1/28	1,660	2,177
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	4,159
Jackson County MS Industrial Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/21	9,800	9,800
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	6,436
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	4,416
Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	5,679
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.010%	2/1/21	14,910	14,910
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.020%	2/1/21	10,500	10,500
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	23,950	23,950
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	9,705	9,705
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	5,520	5,520
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	25,665	25,665
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.010%	2/1/21	7,785	7,785
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	2/1/21	6,550	6,550
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	2/3/21	9,400	9,400
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	7,363

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	10,001
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,969
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	4,310	4,884
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/23	1,540	1,686
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,567
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	6,445
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	7,370
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	5,743
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,861
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,940
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,759
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,456
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,423
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,749
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/28	775	1,015
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/29	1,050	1,408
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/30	1,090	1,451
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/31	1,000	1,326
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/32	1,500	1,979
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/33	1,645	2,160
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/34	870	1,139

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/35	1,345	1,756
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/36	1,000	1,302
Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/37	665	863
Mississippi GO	5.000%	10/1/29	5,825	7,008
Mississippi GO	5.000%	10/1/29	15,080	19,341
Mississippi GO	5.000%	11/1/30	1,250	1,557
Mississippi GO	5.000%	10/1/31	19,800	25,260
Mississippi GO	5.000%	11/1/31	2,750	3,421
Mississippi GO	5.000%	11/1/32	3,530	4,386
Mississippi GO	5.000%	10/1/34	10,000	12,633
Mississippi GO	5.000%	11/1/35	4,000	4,949
Mississippi GO, Prere.	5.000%	12/1/23	11,250	12,791
Mississippi GO, Prere.	5.000%	12/1/23	7,000	7,959
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,300
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	1,036
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	1,031
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	958
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	955
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,278
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,485
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	4,418
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,757
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,485
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,889
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	2,272
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	2,259
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	2,057
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,965
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/29	3,000	3,800
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	6,965
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	6,816
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	12,995
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	13,740
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	1,020
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,332
	Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,273
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,799
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/34	2,075	2,434
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	3,003
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,798
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	2,026
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,740
					418,090
Missouri (0.9%)
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/25	1,000	1,040
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/26	750	777
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,281
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,000	1,057
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,157
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,850	1,952
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,584
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	938
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	969
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	832
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	6,995	7,323
	Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,968
	Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,741
	Center MO School District No. 58 GO	4.000%	3/1/34	3,630	4,247
[4]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/31	3,000	3,405
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	9,352
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	8,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,576
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	15,560
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	16,432
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	7,697
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	2,365
	Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	2,074
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/27	1,355	1,693
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/28	3,680	4,698
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/29	2,025	2,623
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,340
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/30	1,615	2,078
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,740	1,952
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/31	1,510	1,938
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/33	2,020	2,577
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,336
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,231
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	2,045
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	6,613
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	4,004
	Little Blue Valley Sewer District Revenue	3.000%	9/1/33	5,500	6,067
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,068
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	1,265	1,575
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,792
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,621
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,374
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,670	5,824
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,559
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	3,006
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,915
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,750	1,857
[2]	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.010%	2/1/21	2,945	2,945
	Missouri Development Finance Board Recreational Revenue VRDO Recreational Revenue VRDO	0.010%	2/1/21	2,900	2,900

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/21	2,845	2,850
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	3,490	3,658
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	3,690	3,867
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	3,320	3,471
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	850	978
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	750	883
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,297
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,015	3,452
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,293
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	1,005
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,565	5,209
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	2,303
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,162
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	900	1,155
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,500	3,980
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,115
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,329
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	7,015	7,946
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	665	824
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,752
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,587

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	400	460
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,733
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,000	4,518
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	700	874
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,743
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,550
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,843
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,382
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	572
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,577
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,555	1,753
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,911
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	628
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	3,530	3,979
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	5,890
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	38,834
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	637
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,700	2,079
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,260	6,162
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	571
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	4,560	5,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	3,086
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	2,082
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	8,239
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	612
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,885
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	6,201
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	1,004
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	703
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,000	2,416
[2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	6,125	6,125
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/1/21	22,245	22,245
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	43,815	43,815
[2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/4/21	25,225	25,225
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	12,242
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/26	2,845	3,596
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	5,440	5,773
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	20,035	23,147
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	2,000	2,243
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	2,925	3,320
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/26	4,570	5,344
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/27	3,285	3,826
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/28	2,250	2,612
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/29	5,000	5,785
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/30	6,455	7,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/31	10,000	11,506
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	5,245	5,956
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/34	6,800	8,075
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/36	10,000	11,814
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	12,296
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,273
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/24	3,050	3,521
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/24	2,975	3,497
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	2,285
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,713
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	4,112
	Missouri State Board of Public Buildings Appropriations Revenue	3.250%	10/1/22	8,190	8,617
	Missouri State Board of Public Buildings Appropriations Revenue	3.000%	10/1/25	10,660	12,022
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/24	2,185	2,492
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,534
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	4,280	5,140
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,462
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	5,000	6,004
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	4,745	5,678
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	7,500	8,110
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,902
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/25	2,185	2,274
	St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	6,647
	St. Louis County School District C-2 Parkway GO	5.000%	3/1/24	2,535	2,905
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/28	1,600	1,984
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/24	1,000	1,166
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/25	1,000	1,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/26	1,000	1,209
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,392
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	3,243
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	5,238
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	3,467
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,880
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	3,009
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,920
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	5,633
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,347
	University of Missouri College & University Revenue	4.000%	11/1/30	3,000	3,378
	University of Missouri College & University Revenue	5.000%	11/1/30	10,000	13,895
	University of Missouri College & University Revenue	4.000%	11/1/31	6,415	7,218
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,830	1,897
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,000	1,037
					750,756
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	20,000	20,577
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,924
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	625
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	3,095
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	454
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	5,000	6,582
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	3,244
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	6,718
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,466
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	365	461
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	6,955	9,321
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,440
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	7,515	10,023
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,750	3,647
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,321
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	728
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,882
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	528
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	4,470
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	829
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,939
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,555
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,719
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,946
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	1,000
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,822
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	988
					100,809
Multiple States (0.6%)
[2,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	14,620	15,938
[5,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	33,115	36,435
[5,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,620	15,426
[5,13]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	48,795	53,225
[2,5,13]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	49,960	54,956
[2,5,13]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	32,350	35,516
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	13,084	15,424
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.440%	2/1/21	14,000	14,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.440%	2/1/21	36,000	36,000
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	2/4/21	101,400	101,400
[2,5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.140%	2/4/21	133,500	133,500
					511,820
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	5,294
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	9,770	10,434
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,763
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	4,055
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	6,526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/31	5,000	6,756
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,375	5,740
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	5,557
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	7,188
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	980	1,408
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	15,920	24,063
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	10/1/23	93,640	105,314
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	5/1/25	118,495	136,621
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	655
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	799
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	610
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	369
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	795
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	512
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	630
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,437
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	679
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	356
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	2,145
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,626
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,406
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,386
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	2,101
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,474
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	2,224
	Elkhorn School District GO	5.000%	12/15/30	525	709
	Elkhorn School District GO	5.000%	12/15/31	330	443
	Elkhorn School District GO	4.000%	12/15/32	325	406
	Elkhorn School District GO	4.000%	12/15/33	375	467
	Elkhorn School District GO	4.000%	12/15/34	350	434
	Elkhorn School District GO	4.000%	12/15/35	350	431
[2]	Hospital Authority No 1 of Lancaster County Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	1,300	1,300
	Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	1,000	1,028

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/21	860	884
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,320	1,366
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,000	1,035
Lincoln County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	5,050	5,227
Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,010	1,085
Lincoln NE Electric System Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,990	2,140
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	3,065	3,231
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	2,125	2,232
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/31	2,500	2,627
Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/32	2,800	2,940
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	2,000	2,080
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,040
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,970	2,048
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,079
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,250	1,300
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	2,095	2,177
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/32	1,470	1,528
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	2,325	2,415
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	5,025	5,219
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,250	1,298
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,558
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,203
Omaha NE Sewer Revenue	4.000%	4/1/33	500	628
Omaha NE Sewer Revenue	4.000%	4/1/34	650	811
Omaha NE Sewer Revenue	4.000%	4/1/35	500	620
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,949
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	4,143
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	9,175
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	3,281
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,816
Omaha School District GO	5.000%	12/15/27	2,000	2,612
Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	2,107
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	2,269
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	4,097
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,500	1,734
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,661
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,594
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,833
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	4,015	4,292
	University of Nebraska College & University Revenue, Prere.	5.000%	7/1/22	1,645	1,759
					458,805
Nevada (1.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,175
	Carson City NV Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/21	2,330	2,393
	Carson City NV Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/22	3,500	3,756
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,500	11,236
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	25,548
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	22,639
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	4,200
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	4,505
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.050%	2/3/21	9,420	9,420
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/21	2,810	2,866
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,981
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	3,021
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,781
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,745
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	12,895
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	8,170
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	6,830
	Clark County NV GO	5.000%	7/1/21	6,075	6,198
	Clark County NV GO	5.000%	6/1/26	2,020	2,510
	Clark County NV GO	5.000%	7/1/26	2,475	2,972
	Clark County NV GO	5.000%	6/1/27	2,625	3,358
	Clark County NV GO	5.000%	11/1/30	6,375	8,423
	Clark County NV GO	4.000%	6/1/31	17,000	20,146
	Clark County NV GO	4.000%	11/1/31	5,950	6,961
	Clark County NV GO	5.000%	11/1/31	6,545	8,579
	Clark County NV GO	5.000%	11/1/31	1,645	1,927
	Clark County NV GO	4.000%	6/1/32	12,000	14,165
	Clark County NV GO	4.000%	11/1/32	1,015	1,183
	Clark County NV GO	5.000%	11/1/32	6,730	8,746
	Clark County NV GO	5.000%	7/1/33	16,290	17,608
	Clark County NV GO	4.000%	12/1/36	20,440	24,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	4.000%	12/1/37	18,825	22,367
	Clark County NV GO	4.000%	12/1/38	21,055	24,955
	Clark County NV GO	4.000%	7/1/39	21,115	23,599
	Clark County NV GO, Prere.	5.000%	11/1/23	21,070	23,839
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	15,660
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	9,265
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	9,767
	Clark County School District GO	5.000%	6/15/25	20,000	23,756
[4]	Clark County School District GO	5.000%	6/15/27	8,975	11,366
[4]	Clark County School District GO	5.000%	6/15/28	9,530	11,963
[4]	Clark County School District GO	5.000%	6/15/28	1,280	1,656
	Clark County School District GO	5.000%	6/15/28	8,620	11,049
[4]	Clark County School District GO	5.000%	6/15/29	1,250	1,647
[4]	Clark County School District GO	4.000%	6/15/30	10,505	12,361
[4]	Clark County School District GO	5.000%	6/15/30	1,070	1,433
[4]	Clark County School District GO	4.000%	6/15/31	10,930	12,815
[4]	Clark County School District GO	5.000%	6/15/31	1,000	1,333
[4]	Clark County School District GO	4.000%	6/15/32	11,465	13,862
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,987
[1]	Clark County School District GO	3.000%	6/15/33	6,575	7,437
[4]	Clark County School District GO	4.000%	6/15/33	10,000	11,635
[4]	Clark County School District GO	4.000%	6/15/33	11,920	14,343
[1]	Clark County School District GO	3.000%	6/15/34	10,920	12,287
[4]	Clark County School District GO	4.000%	6/15/34	12,400	14,874
	Clark County School District GO	4.000%	6/15/34	5,000	5,696
[4]	Clark County School District GO	5.000%	6/15/34	1,000	1,309
	Clark County School District GO	4.000%	6/15/35	14,910	16,959
	Clark County School District GO	4.000%	6/15/35	10,375	11,801
[4]	Clark County School District GO	5.000%	6/15/35	1,350	1,762
[4]	Clark County School District GO	4.000%	6/15/36	1,250	1,517
[4]	Clark County School District GO	4.000%	6/15/37	1,250	1,512
[4]	Clark County School District GO	4.000%	6/15/38	1,000	1,201
[4]	Clark County School District GO	4.000%	6/15/39	1,000	1,198
	Clark County Water Reclamation District GO	5.000%	7/1/21	3,880	3,959
	Clark County Water Reclamation District GO	3.000%	7/1/31	7,860	8,650
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,285
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,297
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	10,283
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,396
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,497
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	667
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	1,110
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	2,132
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	884
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	815
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,495	1,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	557
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	666
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	803
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/32	500	553
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/33	500	552
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	441
	Las Vegas NV GO	4.000%	6/1/21	3,500	3,545
	Las Vegas NV GO	5.000%	6/1/21	1,400	1,423
	Las Vegas NV GO	5.000%	9/1/24	5,690	6,639
	Las Vegas NV GO	5.000%	9/1/25	6,070	7,339
	Las Vegas NV GO	5.000%	9/1/27	5,225	6,364
	Las Vegas NV GO	4.000%	6/1/30	4,610	5,270
	Las Vegas NV GO	4.000%	6/1/31	4,795	5,452
	Las Vegas NV GO	4.000%	6/1/32	4,990	5,655
	Las Vegas Valley Water District GO	5.000%	6/1/24	4,035	4,679
	Las Vegas Valley Water District GO	5.000%	6/1/24	2,745	3,183
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,360	2,845
	Las Vegas Valley Water District GO	5.000%	6/1/25	2,050	2,472
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,591
	Las Vegas Valley Water District GO	5.250%	6/1/27	10,460	10,633
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,976
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,500	4,775
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,010	2,349
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	4,347
	Las Vegas Valley Water District GO	5.000%	6/1/31	4,000	4,926
	Las Vegas Valley Water District GO	5.000%	6/1/32	6,040	6,407
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,050	2,175
	Las Vegas Valley Water District GO	5.000%	6/1/32	3,295	4,054
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	5,081
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	7,346
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	25,290
	Las Vegas Valley Water District GO	5.000%	6/1/39	43,150	55,520
	Nevada GO	5.000%	4/1/22	17,000	17,969
	Nevada GO	5.000%	11/1/23	28,500	32,216
	Nevada GO	5.000%	11/1/25	36,340	43,506
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	32,983
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	30,730
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	596
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	591
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	549
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	581
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	712
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	578
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	576
[4]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	782
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	5,096
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	4,123
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	4,570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	5,709
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	9,437
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	2,182
					1,024,694
New Hampshire (0.2%)
	Manchester NH General Airport Port, Airport & Marina Revenue	5.000%	1/1/24	6,000	6,230
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	280	320
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	290	329
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,832
[14]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	51,845	58,811
	New Hampshire GO	5.000%	12/1/23	4,510	5,129
	New Hampshire GO	5.000%	12/1/25	4,405	5,421
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.010%	2/1/21	2,360	2,360
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.010%	2/1/21	9,345	9,345
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/22	2,500	2,611
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	3,340
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,470
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	8,052
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	23,993
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	50,500	58,080
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	2,140	2,310
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,070	1,155
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/22	1,360	1,468
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,783
					196,039
New Jersey (3.2%)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,794
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	5,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,593
[10]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	1/1/23	3,900	3,911
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/24	1,000	1,143
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	2,205	2,503
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	2,775	3,132
[7]	Essex County Improvement Authority Lease Revenue	5.500%	10/1/23	10,020	11,444
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/23	3,635	4,165
[10]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	4,445
	Essex County NJ GO	2.000%	9/1/39	3,750	3,828
	Essex County NJ GO	2.000%	9/1/40	3,750	3,819
	Essex County NJ GO	2.000%	9/1/41	3,750	3,808
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/29	1,385	1,852
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/30	1,000	1,366
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/31	1,500	1,890
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/32	2,010	2,518
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,460	2,775
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	5,980	6,700
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	4,020	4,464
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	8,000	8,853
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	9,955	10,983
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	5,590	6,152
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	3,000	3,629
	Hudson County NJ GO	3.000%	11/15/29	8,990	10,281
	Hudson County NJ GO	3.000%	11/15/30	10,000	11,363
	Hudson County NJ GO	2.000%	11/15/34	5,000	5,079
	Hudson County NJ GO	2.125%	11/15/36	7,500	7,638
	Hudson County NJ GO	2.250%	11/15/38	5,000	5,106
	Jersey City NJ GO	5.000%	3/1/21	1,200	1,205
[4]	Maple Shade Township School District GO	3.000%	7/15/32	1,855	2,023
[4]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	2,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/24	1,500	1,773
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,456
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/26	2,220	2,815
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/27	1,750	2,283
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/28	2,000	2,678
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/31	2,860	3,879
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/32	1,500	2,023
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	500	628
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/21	16,500	16,787
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	7,975	8,316
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	25,000	26,565
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/23	8,690	8,722
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	51,630	58,309
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	9/1/24	1,000	1,004
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,985	3,200
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	32,090
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	44,481
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	4,205	4,498
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	4,745	5,640
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	41,799
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	5,515	5,890
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	8,113
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	5,373
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	768
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	32,165	40,110
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	12,032
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	600	786
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/30	33,000	40,967
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	791
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	12,400	15,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	4,042
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	2,580	3,305
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,308
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	5,000	5,846
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	10,500	11,896
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	9,647
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	1,104
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	8,495	9,905
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	9,103
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	500	595
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	2,025	2,563
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	7,967
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,965	2,267
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,925
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	593
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,540	3,207
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	3,072
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,182
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,178
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	704
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	405	474
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	485
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,212
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	2,106
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,471
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,456
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,833
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	1,014
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	1,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	9,500	9,500
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	3,047
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	3,245
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/30	3,000	3,667
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	5,617
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	12,445
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,198
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	4,345	4,439
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,625
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,000	1,016
[9,11]	New Jersey Economic Development Authority Miscellaneous Revenue	5.250%	12/15/21	5,000	5,216
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	12,000	12,640
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	7,550	7,947
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	2,360	2,523
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,288
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,668
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,629
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,912
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	12,757
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.010%	2/3/21	4,000	4,000
	New Jersey GO	5.000%	6/1/25	13,115	15,644
	New Jersey GO	5.000%	6/1/26	21,610	26,586
	New Jersey GO	5.000%	6/1/27	32,650	41,168
	New Jersey GO	5.000%	6/1/28	33,425	43,079
	New Jersey GO	5.000%	6/1/29	23,875	31,308
	New Jersey GO	4.000%	6/1/30	24,550	30,488
	New Jersey GO	4.000%	6/1/31	10,155	12,766
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/4/21	6,400	6,400
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	11,400	11,400
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,000	2,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,055	2,196
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,415	2,782
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,040	2,369
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	2,013
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,621
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,246
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,066
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,976
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,546
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,943
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,522
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,382
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,373
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	7,818
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	8,975	8,975
[2,5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.190%	2/4/21	2,175	2,175
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	19,255	19,255
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/4/21	12,115	12,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.625%	7/1/21	3,700	3,769
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	890	985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,110	4,586
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,991
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,430
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/21	8,140	8,362
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,792
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	14,371
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	13,802
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	15,161
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	3,057
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	1,074
	New Jersey Rutgers State University College & University Revenue VRDO	0.010%	2/1/21	3,435	3,435
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	12,100	12,618
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	25,000	26,123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	14,375	15,021
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,770	4,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	29,000	31,740
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,841
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,390	15,264
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	21,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,680	68,765
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,025	970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	29,575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	17,986
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	27,683
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	25,413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	17,016
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.125%	6/15/28	3,500	3,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	44,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	14,559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	6,608
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	36,840
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	12,835	15,284
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,330	3,965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	20,220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,939
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/31	12,705	12,937
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	25,590	20,964
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	9,795	12,227
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	25,057
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	22,223
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	3,170
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	5,787
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/37	2,500	3,081
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	5,000	6,289
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,025	2,152
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,290	3,775
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	7,106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	6,062
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,025	5,947
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,915
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,821
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	10,000	10,897
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	3,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	6,212
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,958
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	4,649
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	6,782
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	4,452
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	5,470
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	8,000	9,463
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	7,683
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	4,128
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	3,750	4,796
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	3,860	4,541
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	6,697
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	7,400	8,661
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	6,680
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	14,656
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	3,745	3,915
[10]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	30,900	33,676
[10]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	15,578
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/26	8,510	9,304
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,785	4,745
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	4,733
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	16,651
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	21,511
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	36,613
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,812
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,010	8,833
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	32,903
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	6,281
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,514
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	79,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,648
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	6,244
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,338
[2,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.080%	2/4/21	6,015	6,015
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	3,000	3,134
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	10,500	11,225
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	23,590	25,219
	Passaic County NJ GO	0.050%	11/1/34	3,000	2,254
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	2,430	2,625
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	630
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,450
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,726
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	4,691
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,329
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,965
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,362
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,650
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,141
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,313
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	327
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	1,081
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,136
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	15,650	17,650
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	9,506
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	6,240
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	880
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,800	3,031
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,885	2,042
	Sussex County NJ GO	5.000%	2/15/23	5,485	6,017
	Sussex County NJ GO	5.000%	2/15/24	4,376	4,994
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	24,198
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	13,705	14,117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	34,330
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,005	5,247
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	22,494
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,500	7,119
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	20,940	27,002
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	22,165	28,428
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,000	11,474
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	31,990	40,650
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	29,775	37,713
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	36,700	46,288
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	28,282
Toms River Board of Education GO	3.000%	7/15/29	6,000	6,654
Toms River Board of Education GO	3.000%	7/15/30	3,000	3,302
Toms River Board of Education GO	3.000%	7/15/31	6,000	6,563
Toms River Board of Education GO	3.000%	7/15/32	6,000	6,517
Toms River Board of Education GO	3.000%	7/15/33	3,000	3,240
Toms River Board of Education GO	3.000%	7/15/34	8,720	9,373
Toms River Board of Education GO	3.000%	7/15/35	3,120	3,339
				2,651,278
New Mexico (0.3%)
Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/22	1,700	1,817
Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/23	2,750	3,071
Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/24	1,800	2,093
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	2,575	3,180
Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,850
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,537
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/31	1,700	2,084
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/32	1,910	2,332
Albuquerque NM GO	5.000%	7/1/25	5,405	6,527
Albuquerque NM GO	5.000%	7/1/25	5,155	6,225
New Mexico (Capital Projects) GO, ETM	5.000%	3/1/23	15,925	17,522
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	3,330	3,705
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	18,705	21,682
New Mexico Finance Authority Government Fund/Grant Revenue	5.000%	6/15/21	2,720	2,770
New Mexico Finance Authority Lease Revenue	5.000%	6/15/22	1,850	1,974
New Mexico Finance Authority Lease Revenue	5.000%	6/15/23	1,580	1,760
New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,899
New Mexico Finance Authority Lease Revenue	5.000%	6/15/28	1,460	1,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/26	17,720	18,628
	New Mexico GO	5.000%	3/1/25	3,000	3,579
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	930	1,078
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,010	1,213
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,060	1,271
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,465	1,748
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	981
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	1,029
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,564
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,560
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,715
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	3,685	4,368
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,241
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,500	2,961
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,179
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	1,126
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,299
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	2/1/25	115,780	137,354
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	725
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	530
					274,097
New York (15.9%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	10,503
	Battery Park City Authority Miscellaneous Revenue VRDO	0.040%	2/4/21	51,400	51,400
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	2,302
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,626
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	10,199
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	11,090	12,827
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	11,605	8,310
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	3,161
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,476
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,601
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,617
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,312
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,198
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	1,125
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,649
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,224
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,228
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,253
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,553
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,898
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,129
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,709
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,945
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,193
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	1,021
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,179
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	494
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	1,095
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	209
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	428
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	224
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	2,101
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,535
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,911
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,759
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	6,514
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	785
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	325	418
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	800
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	730
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	664
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	1,104
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,642
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	2,290
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/26	6,775	6,859
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/27	8,560	8,665
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/29	6,315	6,392
	Erie County Industrial Development Agency Lease Revenue (School District Buffalo Project)	5.250%	5/1/31	2,500	2,531
	Haverstraw-Stony Point Central School District GO	3.000%	10/15/28	2,270	2,603
[4]	Hempstead NY GO	4.000%	4/1/28	7,125	8,154
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	7,406
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,075	3,786
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	18,035	22,028
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	35,051
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	29,449
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	13,360	16,151
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	4,364
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	1,000	1,324
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	10,000	10,703
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,200	1,624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,000	1,384
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,613
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	1,650	2,276
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,263
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,410	1,929
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	2,304
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	11,044
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,701
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,495
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	4,850	6,190
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,902
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	2,004
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	303
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	3/1/24	16,500	17,170
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	3/1/25	21,000	21,172
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	22,546
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,725
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	31,214
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	13,263
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	13,905
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	3,130
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	6,242
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	72,539
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	48,000	50,323
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	7,245	7,526
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.000%	11/15/21	6,125	6,362
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,079
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	6,530
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	19,000	19,557
[4]	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/21	15,900	16,506

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	8,425	8,981
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	7,075	7,547
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	5,035	5,549
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	42,000	46,287
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	532
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,680	7,126
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	11,377
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,175	1,334
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,964
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	354
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,050	6,454
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	13,949
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	6,805	7,007
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	434
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,721
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,015	3,216
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	30,400	32,424
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,825
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	8,757
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	3,000	3,619
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	10,210	10,513
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	3,371
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	8,660
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,340	4,120
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	2,283
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	2,037
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	2,159
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20,500	24,496
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	5,597
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,770	2,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,435	3,057
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,511
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	4,319
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	14,565	18,044
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	2,235
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,690
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	5,000	5,215
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,775	2,957
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	6,006
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	28,970	35,673
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,445
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,220	12,585
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,430	1,675
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	72,936
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,955
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	4,163
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	929
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	763
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	50,000	56,099
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,680
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	13,055	14,144
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	5,352
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,272
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	21,192
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,575	1,857
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,000	1,116
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	3,245	3,789
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	1,200	1,399
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	27,000	30,818
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	33,750	42,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/21	123,000	124,415
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	161,170	169,432
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	50,650	53,830
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	148,435	160,115
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	192,000	204,568
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	133,000	148,713
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	20,806
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	6,224
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	37,500	47,099
[2,4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.040%	2/1/21	8,600	8,600
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.010%	2/1/21	32,545	32,545
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.010%	2/1/21	72,835	72,835
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.010%	2/1/21	32,100	32,100
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	2/1/21	31,155	31,155
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/4/21	22,005	22,005
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.060%	2/4/21	19,068	19,068
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	3,195	3,319
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,000	2,175
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	13,665	14,862
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	12,735	13,851
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,380	1,534
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,300	2,556
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	1,695	1,884
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,520	6,135
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,480	6,090
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	12,705	14,120
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/29	2,290	2,887
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/32	1,860	2,316
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	1,765	2,189
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,353
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	3,138
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	1,880	2,409
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,100	1,433
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,963
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	5,549
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	3,264
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,495	1,768
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	4,337
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	99,545	102,526
	Nassau County Industrial Development Agency College & University Revenue VRDO	0.010%	2/1/21	18,725	18,725
	Nassau County Interim Finance Authority Sales Tax Revenue VRDO	0.040%	2/3/21	20,560	20,560
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,605	2,654
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	2,027
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,740	1,993
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,523
	Nassau County NY GO	5.000%	4/1/22	14,850	15,646
	Nassau County NY GO	4.000%	10/1/22	8,755	8,778
	Nassau County NY GO	5.000%	4/1/23	15,665	17,226
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,380	3,157
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	19,200	19,216
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,270	3,069
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	4,000	4,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	12,940	14,267
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/28	17,300	19,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/29	22,000	24,371
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	12,500	13,844
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	5,000	5,470
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	9,349
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,920	10,822
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	19,000	20,160
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	33,887
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	9,000	9,141
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/23	9,945	9,962
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/25	34,510	37,731
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	28,750	28,750
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	10,510	10,510
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	2/4/21	28,000	28,000
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	1,750	2,235
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	6,007
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	3,327
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	8,000	9,979
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	3,205	3,973
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	13,791
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	22,000	24,154
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	11,000	12,042
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	8,192
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	1,165
[2,5]	New York City NY GO TOB VRDO	0.040%	2/1/21	54,100	54,100
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.040%	2/1/21	52,625	52,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.040%	2/1/21	12,600	12,600
[2,5]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.070%	2/4/21	45,000	45,000
[2,5]	New York City NY Transitional Finance Authority Building Aid Miscellaneous Revenue TOB VRDO	0.070%	2/4/21	8,600	8,600
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	10,085	12,206
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	13,135
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	17,883
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	6,030
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	6,288
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	18,369
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,968
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	11,878
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	11,868
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	34,895
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	10,864
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	18,000	18,376
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	6,000	6,390
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,950	4,206
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,956
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	10,000	12,045
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	1,070
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	10,000	12,028
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,962
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	8,023
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,874
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	4,201
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	16,050	16,639
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	4,350	4,716
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	16,780	17,793
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	14,235	16,129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	6,010	6,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,550	16,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,095	1,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	14,245	15,444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	10,030	11,577
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	14,629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	23,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,500	5,699
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	10,290	10,330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	10,795	10,837
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,635	2,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,620	8,931
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,435	1,487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,000	4,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	25,675	25,773
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	10,000	10,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	8,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	12,000	13,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	22,000	29,906
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	8,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	5,908
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	19,000	20,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	24,475	25,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	9,608

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	12,700	13,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	12,574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	13,750	15,878
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	20,064
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	15,100	15,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,270	4,621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	17,500	19,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	13,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	14,017
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	9,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	17,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	25,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,700	16,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	9,615	10,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	18,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	18,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	12,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	30,330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	14,500	17,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	27,325	30,759
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	13,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	11,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	23,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	21,266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	8,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	10,574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	25,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	25,106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	19,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	27,385	34,824

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	6,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	15,812
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	12,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	4,290	5,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	12,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	30,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	8,286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	9,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	20,000	25,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	22,823
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	59,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	32,281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,749
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	27,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	12,372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	3,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	8,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	30,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	44,259
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	24,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,500	3,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	8,000	9,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	7,533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	19,530	23,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	7,218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	25,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	6,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	3,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,191

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,500	3,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	17,920	21,647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	6,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	11,771
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	8,175	9,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	23,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,920
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	14,300	17,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	22,000	25,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	44,770	44,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	33,465	33,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	48,605	48,605
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	21,750	21,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	10,775	10,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	4,660	4,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	3,700	3,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	28,720	28,720
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	60,410	60,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	56,980	56,980
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	72,035	72,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	21,760	21,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	2/1/21	20,575	20,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.060%	2/4/21	28,000	28,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.010%	2/1/21	27,785	27,785
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	4,000	4,906
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,549
New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	5,270	5,903
New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	34,912
New York City Water & Sewer System Sewer Revenue VRDO	0.010%	2/1/21	3,930	3,930
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	35,000	35,629
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	2,645	2,693
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	17,825	22,971
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	10,100	10,280
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	5,015	5,800
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	4,005	5,538
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	24,500	24,938
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	30,000	31,940
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,545	5,644
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	5,560	6,780
New York City Water & Sewer System Water Revenue	5.000%	6/15/33	10,205	12,923
New York City Water & Sewer System Water Revenue	5.250%	6/15/33	5,000	6,445
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	50,000	55,423
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	5,190	6,323
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	10,425	12,004
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	16,700	20,328
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	22,165	26,933
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	13,360	15,565
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	1,040	1,241
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	26,945	34,270
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	15,040	19,109
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	28,000	33,378
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,080	6,437
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	110,610	143,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	9,405	11,332
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,409
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	1,100	1,100
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	33,165	33,165
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	17,800	17,800
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	36,230	36,230
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	10,200	10,200
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	16,165	16,165
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	41,970	41,970
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	12,405	12,405
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	16,985	16,985
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	15,000	15,000
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	34,505	34,505
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	1,750	1,750
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	1,255	1,255
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	35,250	35,250
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	17,725	17,725
[2]	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	7,450	7,450
	New York City Water & Sewer System Water Revenue VRDO	0.010%	2/1/21	1,500	1,500
	New York City Water & Sewer System Water Revenue VRDO	0.030%	2/4/21	9,875	9,875
	New York City Water & Sewer System Water Revenue VRDO	0.040%	2/4/21	24,400	24,400
	New York City Water & Sewer System Water Revenue VRDO	0.040%	2/4/21	5,240	5,240
	New York City Water & Sewer System Water Revenue VRDO	0.060%	2/4/21	16,500	16,500
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/21	23,235	23,655
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,728
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/31	14,000	14,704
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	101,850	102,438
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	26,415	27,576
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	13,200	13,641
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	24,515	35,777

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	7,790	8,717
New York NY GO	5.000%	8/1/21	30	31
New York NY GO	5.000%	8/1/21	4,000	4,098
New York NY GO	5.000%	8/1/21	5	5
New York NY GO	5.000%	10/1/21	7,545	7,789
New York NY GO	5.000%	8/1/22	7,530	8,063
New York NY GO	5.000%	8/1/22	6,450	6,907
New York NY GO	5.000%	8/1/22	1,475	1,579
New York NY GO	5.000%	8/1/22	6,800	7,281
New York NY GO	5.000%	8/1/22	2,500	2,677
New York NY GO	5.000%	8/1/22	5,500	5,889
New York NY GO	5.250%	8/15/22	5	5
New York NY GO	5.000%	8/1/23	14,590	15,639
New York NY GO	5.000%	8/1/23	5,710	6,382
New York NY GO	5.000%	8/1/23	3,690	4,045
New York NY GO	5.000%	8/1/23	7,740	8,484
New York NY GO	5.000%	8/1/23	3,905	4,364
New York NY GO	5.000%	8/1/23	3,150	3,521
New York NY GO	5.000%	8/1/23	4,005	4,476
New York NY GO	5.000%	8/1/23	50,175	56,079
New York NY GO	5.250%	8/15/23	5	5
New York NY GO	5.000%	10/1/23	780	842
New York NY GO	5.000%	6/1/24	1,050	1,213
New York NY GO	5.000%	8/1/24	4,025	4,314
New York NY GO	5.000%	8/1/24	6,585	6,743
New York NY GO	5.000%	8/1/24	20,010	22,396
New York NY GO	5.000%	8/1/24	17,185	19,988
New York NY GO	5.000%	8/1/24	4,675	5,437
New York NY GO	5.000%	8/1/24	15,210	17,679
New York NY GO	5.000%	8/1/24	14,000	16,273
New York NY GO	5.000%	8/1/24	50,000	58,155
New York NY GO	5.000%	10/1/24	5,000	5,160
New York NY GO	5.000%	10/1/24	835	902
New York NY GO	5.000%	12/1/24	5,975	7,039
New York NY GO	5.000%	8/1/25	5,000	5,358
New York NY GO	5.000%	8/1/25	3,300	3,458
New York NY GO	5.000%	8/1/25	3,630	4,383
New York NY GO	5.000%	8/1/25	15,510	18,726
New York NY GO	5.000%	8/1/25	2,215	2,674
New York NY GO	5.000%	8/1/25	1,665	2,010
New York NY GO	5.000%	8/1/25	11,770	14,210
New York NY GO	5.000%	8/1/25	10,310	12,448
New York NY GO	5.000%	8/1/25	35,345	42,673
New York NY GO	5.000%	8/1/25	10,640	12,846
New York NY GO	5.000%	8/1/25	43,580	52,616
New York NY GO	5.000%	12/1/25	18,090	22,107
New York NY GO	5.000%	8/1/26	9,735	10,873
New York NY GO	5.000%	8/1/26	14,215	15,876
New York NY GO	5.000%	8/1/26	6,765	8,154
New York NY GO	5.000%	8/1/26	24,805	30,906
New York NY GO	5.000%	8/1/26	12,875	16,041
New York NY GO	5.000%	8/1/26	225	241
New York NY GO	5.000%	8/1/27	4,705	4,925
New York NY GO	5.000%	8/1/27	6,600	7,370
New York NY GO	5.000%	8/1/27	20,110	24,920
New York NY GO	5.000%	8/1/28	18,000	18,833
New York NY GO	5.000%	8/1/28	9,300	10,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/28	30,305	38,560
	New York NY GO	5.000%	8/1/28	17,500	22,892
	New York NY GO	5.000%	3/1/29	27,590	31,377
	New York NY GO	5.000%	8/1/29	9,715	10,830
	New York NY GO	5.000%	8/1/29	1,975	2,496
	New York NY GO	5.000%	8/1/29	27,645	36,897
	New York NY GO	5.000%	11/1/29	9,140	12,260
	New York NY GO	5.000%	3/1/30	16,230	18,453
	New York NY GO	5.000%	8/1/30	6,845	7,629
	New York NY GO	5.000%	8/1/30	10,655	11,875
	New York NY GO	5.000%	8/1/30	5,390	6,224
	New York NY GO	5.000%	11/1/30	10,000	13,660
	New York NY GO	5.000%	3/1/31	33,315	37,855
	New York NY GO	4.000%	8/1/31	30,000	34,979
	New York NY GO	5.000%	10/1/31	12,505	12,886
	New York NY GO	5.000%	12/1/31	3,035	3,755
	New York NY GO	5.000%	8/1/33	5,000	5,839
	New York NY GO	5.000%	8/1/33	5,000	6,286
	New York NY GO	5.000%	8/1/33	4,000	5,364
	New York NY GO	5.000%	12/1/33	11,750	14,463
[2]	New York NY GO	0.030%	8/1/34	12,115	12,115
	New York NY GO	5.000%	8/1/34	3,875	5,175
	New York NY GO	5.000%	12/1/34	4,000	4,916
	New York NY GO	5.000%	4/1/35	8,000	10,052
	New York NY GO	4.000%	8/1/35	15,010	17,248
	New York NY GO	4.000%	8/1/35	2,735	3,354
	New York NY GO	5.000%	8/1/35	2,000	2,659
	New York NY GO	4.000%	10/1/35	3,000	3,621
	New York NY GO	5.000%	12/1/35	3,000	3,679
	New York NY GO	5.000%	12/1/35	11,695	14,931
	New York NY GO	5.000%	4/1/36	12,750	15,966
	New York NY GO	4.000%	8/1/36	3,015	3,684
	New York NY GO	5.000%	10/1/36	4,000	4,946
	New York NY GO	5.000%	10/1/36	11,460	14,854
	New York NY GO	5.000%	3/1/37	6,000	7,835
	New York NY GO	5.000%	3/1/37	10	11
	New York NY GO	4.000%	8/1/37	22,745	27,131
	New York NY GO	4.000%	8/1/37	3,445	4,182
	New York NY GO	4.000%	10/1/37	24,185	28,921
	New York NY GO	5.000%	12/1/37	9,900	12,560
	New York NY GO	4.000%	8/1/38	20,000	23,741
	New York NY GO	4.000%	8/1/39	4,155	5,000
	New York NY GO	5.000%	8/1/39	10,000	12,770
	New York NY GO	5.000%	10/1/39	2,780	3,563
	New York NY GO	5.000%	3/1/40	5,875	7,597
	New York NY GO	4.000%	8/1/40	3,550	4,258
	New York NY GO	3.000%	10/1/41	21,575	23,184
	New York NY GO	5.000%	12/1/41	31,000	37,453
[2]	New York NY GO VRDO	0.010%	2/1/21	3,150	3,150
	New York NY GO VRDO	0.010%	2/1/21	52,220	52,220
	New York NY GO VRDO	0.010%	2/1/21	58,575	58,575
	New York NY GO VRDO	0.010%	2/1/21	41,035	41,035
	New York NY GO VRDO	0.010%	2/1/21	17,575	17,575
	New York NY GO VRDO	0.010%	2/1/21	3,010	3,010
	New York NY GO VRDO	0.010%	2/1/21	16,035	16,035
	New York NY GO VRDO	0.010%	2/1/21	36,810	36,810
	New York NY GO VRDO	0.010%	2/1/21	40,205	40,205
[2]	New York NY GO VRDO	0.010%	2/1/21	3,300	3,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York NY GO VRDO	0.040%	2/4/21	18,935	18,935
	New York NY GO VRDO	0.040%	2/4/21	25,000	25,000
[2]	New York NY GO VRDO	0.040%	2/4/21	36,775	36,775
	New York NY GO, Prere.	5.000%	10/1/21	10,545	10,888
	New York NY GO, Prere.	5.000%	4/1/22	17,385	18,378
	New York NY GO, Prere.	5.000%	4/1/22	10,000	10,571
	New York NY GO, Prere.	5.000%	4/1/22	14,780	15,624
	New York NY GO, Prere.	5.000%	8/1/22	5,040	5,410
	New York NY GO, Prere.	5.000%	8/1/22	1,135	1,217
	New York NY GO, Prere.	5.000%	10/1/22	10,985	11,882
	New York NY GO, Prere.	5.000%	10/1/22	23,890	25,840
	New York NY GO, Prere.	5.000%	10/1/22	15,000	16,224
	New York NY GO, Prere.	5.000%	10/1/22	3,715	4,015
	New York NY GO, Prere.	5.000%	10/1/22	3,665	3,961
	New York NY GO, Prere.	5.000%	3/1/23	7,040	7,754
	New York NY GO, Prere.	5.000%	3/1/23	1,500	1,649
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/21	3,500	3,572
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	9,280	9,861
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/28	10,865	11,493
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	3,015	3,187
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/30	1,000	1,056
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	1,500	1,505
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	9,355	10,746
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,650	2,052
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	4,080	5,073
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,785	2,281
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	7,668
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	2,224
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	11,746
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,675
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,833
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	14,072
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	4,239
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,800	2,217
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	18,394
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	21,393
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	3,288
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	10,975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,500	8,379
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	5,080
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,330
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	3,080
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,625	1,980
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,646
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,804
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,520
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	1,070	1,091
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/21	2,320	2,368
	New York State Dormitory Authority College & University Revenue, Prere.	5.125%	7/1/21	1,625	1,658
	New York State Dormitory Authority College & University Revenue, Prere.	5.200%	7/1/21	1,200	1,225
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	100	107
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	8,313
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,730	5,874
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,874
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	2,542
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,434
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	916
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	2,225
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	3,167
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,885	2,435
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,986
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,590	3,328
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,281
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	2,384
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	938
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,138
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,985
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	992
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	2,257
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	33,540	35,241
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	7,895	8,296
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	56,335	59,193
[10]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/22	7,020	7,444
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	25,140	27,602
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	8,605	9,488
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	35,015	38,608
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	25,500	27,795
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	36,095	41,348
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,695	4,929
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	6,000	6,896
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	6,940	7,562
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	20,080	23,980
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	46,485	57,385
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	10,190	11,639
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	19,540	20,514
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	30,475	36,263
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	17,630	17,731
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	10,300	11,223
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	10,100	11,526
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	20,000	23,754
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	21,545	27,358
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	12,000	13,960
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	30,650	30,825
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	15,145	18,045
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	24,910	31,706
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	7,000	8,305

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	31,695	40,019
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	25,000	25,141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	11,580	13,781
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	24,635	32,195
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,580	18,114
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	9,960	11,353
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	49,039
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	25,000	25,141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	35,000	46,782
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,015	11,410
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	18,905	19,807
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	26,000	26,146
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	20,740	23,705
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,797
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	53,000	57,541
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	17,390	18,282
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	7,500	7,855
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	2,188
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	57,495	66,739
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,070	1,120
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,135	10,649
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,985	39,319
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	15,859
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	36,795	41,907
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	36,917
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	20,897
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	57,970
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	2,905	3,423
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	20,000	24,164
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	6,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	11,423
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	10,950	13,291
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	13,305	15,936
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,635
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	11,945
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	71,720	78,994
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	13,000	15,496
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	81,717
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	18,636
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	920	966
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	3,835	4,026
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/22	1,340	1,407
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	35	40
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	18
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,928
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,838
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	16,380	18,009
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	14,180	15,513
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	1,250	1,290
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/21	800	824
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	500	537
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	390	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/22	780	803
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,035	1,115
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,348
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	950	980
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	6,748
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,500	1,616
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,078
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,146
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,078
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,078
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	1,500	1,743
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	750	808
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/26	65	67
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	475	511
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/27	500	539
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	200	215
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/28	425	457
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/29	500	538
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/26	3,000	3,750
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/27	2,615	3,233
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,430	2,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/29	2,155	2,643
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/31	1,315	1,596
[4]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,208
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/28	21,305	27,998
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	3,810	4,899
[4]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,350	1,717
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	16,095
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,555	20,627
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,730	3,011
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	41,830
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	12,885	15,400
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,689
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	6,617
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	63,592
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	16,038
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	7,371
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	33,230
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	21,632
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	38,433
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	40,456
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	17,596
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	48,446
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	45,748
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	2,361
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	23,300
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	34,284
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	23,159
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	22,500	28,242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,258
New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	23,995
New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	22,190
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/21	4,370	4,449
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	2,345	2,615
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/24	3,470	3,519
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	5,060	5,636
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/27	3,345	3,391
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/28	6,150	6,235
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/29	5,315	5,389
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	16,230	16,521
New York State Environmental Facilities Corp. Water Revenue	5.000%	11/15/30	1,835	1,861
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	6,410
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	19,858
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,375	5,667
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	10,134
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	9,262
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	12,087
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,420	6,986
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	12,000
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	8,816
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	5,983
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	12,765
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	10	10
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5
New York State Environmental Facilities Corp. Water Revenue, Prere.	5.000%	5/15/21	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	21,150	21,150
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	9,300	9,300
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	2/3/21	31,800	31,800
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/27	18,600	18,742
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/28	13,505	13,608
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/30	22,175	22,343
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,489
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,757
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	946
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	798
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	125	158
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,905
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	4,001
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,800
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	31,149
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	4,729
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,919
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/21	10,000	10,065
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	6,165	6,503
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	18,745	19,772
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	21,000	22,268
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	11,290	12,453
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	35,535	40,868
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	52,210	59,726
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,500	2,988
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,505	27,856
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	5,000	5,499
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	30,000	34,269
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	22,251
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	12,000	12,070

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,781
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	3,125	3,763
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,025	7,391
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	24,145	29,535
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	21,265	27,791
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	10,000	10,963
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	12,550	13,759
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	14,910	14,997
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	13,000	17,737
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	17,487
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	35,894
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	7,289
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	10,000	10,059
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	28,030	30,635
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	33,748
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	28,000	30,590
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	35,743
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	35,899
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	9,052
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	54,643
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	11,620	14,105
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	57,380
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	11,807
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	29,350	32,062
New York State Urban Development Corp. Income Tax Revenue VRDO	0.030%	2/4/21	10,000	10,000
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	9,092
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	416
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/22	1,000	1,086
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	700	790
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/24	1,150	1,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	900	1,113
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	750	950
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	2,125	2,735
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	1,420	1,875
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,650	2,139
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	4,005	5,256
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	2,495	3,262
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	1,100	1,318
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/40	2,250	2,683
[2,5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	2/4/21	23,000	23,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,456
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	32,828
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	4,684
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	16,270	21,380
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,187
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	5,272
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	15,526
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/33	4,775	6,298
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	11,354
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	5,226
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,875	6,388
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,789
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	6,322
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,692
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	6,434
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	8,529
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,968
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	11,382
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	5,739
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	6,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	6,392
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	7,810
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	3,700	4,778
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/24	16,300	19,202
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	6,000	7,029
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	4.000%	10/15/32	2,905	3,272
[4]	Suffolk County NY GO	5.000%	5/15/21	9,280	9,403
[4]	Suffolk County NY GO	5.000%	11/1/28	8,420	10,955
[4]	Suffolk County NY GO	5.000%	11/1/29	10,600	13,664
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	11,000	12,468
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	5,000	5,409
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	10,606
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	12,818
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	1,550	1,676
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	24,034
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	18,538
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	18,005
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,734
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	6,541
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	10,066
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	4,101
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,443
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	4,134
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	7,294
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	3,181
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	13,641
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	20,713
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,948
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	2/1/21	32,220	32,220
[3]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, 67% of SOFR + 0.380%	0.387%	11/1/23	3,195	3,195
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	3,180
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	3,398

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,626
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,747
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	3,248
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,582
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,630
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,473
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	14,281
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	7,416
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	10,430	13,158
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	9,037
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	8,250	10,320
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	12,358
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,445	10,376
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	6,113
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	6,074
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	33,000	37,471
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	20,875	25,410
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	30,527
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	46,740
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	21,259
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	61,718
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	30,000	36,324
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,500	4,410
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,998
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,730
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	3,400
Westchester County NY GO	4.000%	7/1/29	5,920	7,218
Westchester County NY GO, ETM	5.000%	7/1/21	240	245
Westchester County NY GO, ETM	5.000%	7/1/21	335	342
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	130	131
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,935	2,006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,791
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	5,582
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,789
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	5,649
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	5,795
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	3,398
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,660
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	3,079
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	4,481
				13,266,193
North Carolina (0.8%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/36	1,300	1,493
Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,187
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/28	200	263
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/29	250	336
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/30	250	344
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/31	200	274
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/32	110	150
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/33	120	162
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/34	175	221
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/35	150	189
Buncombe County NC Lease (Appropriation) Revenue	4.000%	6/1/36	150	188
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/37	300	345
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/38	310	354
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/39	435	494
Buncombe County NC Lease (Appropriation) Revenue	3.000%	6/1/40	485	547
Cabarrus County NC Appropriations Revenue	5.000%	4/1/21	1,330	1,341
Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,299
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/32	1,445	1,743
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/33	3,090	3,714
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/34	3,000	3,599
Cary NC Combined Utility Systems Water Revenue	4.000%	12/1/35	2,500	2,991

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	4,425
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,804
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,362
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	3,567
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,908
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	2,123
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,160
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,849
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	2,069
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	2,278
Charlotte NC GO	5.000%	7/1/22	3,305	3,533
Charlotte NC GO	5.000%	7/1/29	2,500	2,895
Charlotte NC GO	5.000%	6/1/31	2,305	3,088
Charlotte NC GO	5.000%	6/1/33	5,940	7,883
Charlotte NC GO	5.000%	6/1/34	2,370	3,135
Charlotte NC GO, Prere.	5.000%	7/1/22	3,355	3,587
Charlotte NC Storm Water Revenue	3.000%	12/1/36	1,000	1,165
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	16,520	16,520
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	9,780	9,780
Durham Capital Financing Corp. Appropriations Revenue, Prere.	5.000%	6/1/23	3,210	3,573
Forsyth County NC GO	5.000%	4/1/23	1,200	1,326
Guilford County NC GO	5.000%	3/1/22	3,230	3,401
Mecklenburg County NC GO	5.000%	2/1/21	1,435	1,435
Mecklenburg County NC GO	5.000%	12/1/27	2,585	3,269
Mecklenburg County NC GO	5.000%	4/1/29	5,000	5,967
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,000	5,026
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,500	1,830
New Hanover County NC Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	1,250	1,521
North Carolina Appropriations Revenue	5.000%	5/1/24	13,295	15,369
North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	9,535
North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	9,367
North Carolina Appropriations Revenue	5.000%	5/1/29	25,165	32,011
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	13,750	18,582
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	10,915	15,086
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	9,578
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	12,028
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	8,183

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/26	3,285	4,123
North Carolina GO	4.000%	5/1/23	39,470	42,912
North Carolina GO	5.000%	6/1/25	10,000	12,076
North Carolina GO	5.000%	6/1/25	5,000	6,038
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,000	14,875
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	22,715
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	7,041
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	17,555
North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	2,985	3,313
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,825	1,928
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,035	1,091
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	499
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	194
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,000	4,266
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,823
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	888
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,275	1,513
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	1,151
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	3,503
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	634
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,655	3,137
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	1,193
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	635	702
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,798
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	732
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	600
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	5,364
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,841
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	694
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	650	716
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	12,630	13,401
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	500	550
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	1,123
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	756
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,325
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	3,417
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,431
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	1,800	2,162
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	325	327
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	1,181
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/1/21	4,000	4,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/21	8,610	8,889
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	9,155	9,891
	North Carolina Miscellaneous Revenue	5.000%	5/1/21	13,495	13,659
	North Carolina State University at Raleigh College & University Revenue, Prere.	5.000%	10/1/23	2,665	3,005
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	2,127
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,422
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	3,592
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,908
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	4,342
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	3,173
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	4,108
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	9,180
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,217
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,685
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	19,838
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	12,598
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	25,404
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	4,451
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,488

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,168
University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,457
University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,279
University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,525
University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,619
Wake County NC Appropriations Revenue	5.000%	9/1/25	3,980	4,842
Wake County NC GO	5.000%	3/1/21	5,260	5,281
Wake County NC GO	5.000%	9/1/21	2,400	2,469
Wake County NC GO	5.000%	3/1/23	2,500	2,754
Wake County NC GO	5.000%	3/1/23	22,000	24,235
Wake County NC GO	5.000%	9/1/23	750	844
Wake County NC GO	5.000%	3/1/27	2,525	3,236
Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,690
Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,984
				649,751
North Dakota (0.0%)
Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,500	1,528
Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,000	1,019
Burleigh County ND Health, Hospital, Nursing Home Revenue (St. Alexius Medical Center Project), Prere.	5.000%	7/1/21	1,300	1,324
Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,517
Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	6,072
North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,909
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	2,407
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	2,147
Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,800	2,138
West Fargo Public School District No. 6 GO	3.000%	8/1/33	3,480	3,830
West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,935
				30,826
Ohio (3.1%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,663
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	499
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,494
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,614
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	527
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	475	623
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,219
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	9,800	10,259
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	456
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	475	566
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	357
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	4,279
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,245	2,659
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	800	944
[16]	Akron OH Income Tax Revenue	5.000%	12/1/27	5,830	6,175
	Akron OH Income Tax Revenue	4.000%	12/1/28	750	876
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,179
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	1,030
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,521
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	565
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,930
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	856
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,364
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	705
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	15,436
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,415	14,621
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	7,904
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	14,167
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,105	5,548
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	6,377
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	12,358
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	6,728
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	11,671

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	4,192
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	21,381
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	18,865	20,002
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	5,749
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,714
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	5,227
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,869
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	5,000	5,207
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	10,399
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,912
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,558
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/32	13,580	14,187
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	2,375	2,493
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.250%	2/15/22	6,120	6,440
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	2,136
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,774
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	2,086
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,464
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	3,001
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	2,295
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	2,387
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,294
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,370
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,303
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,000	6,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,630	4,940
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	4,500	6,089
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,500	6,045
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,215	5,620
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	250	332
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,500	1,968
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	3,653
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	2,301
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,635	5,595
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	54,765	63,813
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	380	482
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	890	1,117
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	13,847
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	731
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,000	11,269
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,689
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,562
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	6,988
[7]	Cincinnati City School District GO	5.250%	12/1/21	5,710	5,954
[7]	Cincinnati City School District GO	5.250%	12/1/22	10,030	10,967
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,606
	Cincinnati OH GO	5.000%	12/1/27	845	1,099
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,295
	Cincinnati OH GO	4.000%	12/1/31	780	936
	Cincinnati OH GO	4.000%	12/1/32	800	953
	Cincinnati OH GO	4.000%	12/1/33	2,150	2,553
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,444
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,578
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	1,043
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,400	2,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,500	2,612
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	5.000%	1/1/22	2,250	2,351
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,632
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	2,054
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	4,172
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,677
	Cleveland Municipal School District GO	5.000%	12/1/26	1,660	1,801
	Cleveland Municipal School District GO	5.000%	12/1/27	1,050	1,138
	Cleveland Municipal School District GO	5.000%	12/1/28	3,730	4,125
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,815	1,965
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,301
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,304
	Cleveland OH GO	4.000%	12/1/33	310	391
	Cleveland OH GO	4.000%	12/1/34	2,285	2,871
	Cleveland OH GO	4.000%	12/1/35	1,660	2,070
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	5,035	5,684
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	4,800	5,419
	Cleveland OH Income Tax Income Revenue, Prere.	5.000%	10/1/23	10,035	11,328
	Cleveland State University College & University Revenue	5.000%	6/1/29	5,000	5,176
	Cleveland State University College & University Revenue	5.000%	6/1/30	5,225	5,405
	Cleveland State University College & University Revenue	5.000%	6/1/31	8,640	8,933
	Cleveland State University College & University Revenue	5.000%	6/1/32	9,060	9,357
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,541
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,716
[4]	Columbus City School District GO	0.000%	12/1/27	14,060	13,156
[4]	Columbus City School District GO	0.000%	12/1/29	11,170	9,973
	Columbus City School District GO	5.000%	12/1/30	5,110	6,278
	Columbus OH GO	5.000%	2/15/21	7,220	7,233
	Columbus OH GO	5.000%	2/15/22	3,025	3,179
	Columbus OH GO	4.000%	4/1/23	16,630	18,016
	Columbus OH GO	5.000%	7/1/24	5,790	6,743
	Columbus OH GO	4.000%	8/15/24	3,570	4,052
	Columbus OH GO	5.000%	8/15/24	10,325	12,083
	Columbus OH GO	5.000%	7/1/25	1,285	1,555
	Columbus OH GO	4.000%	4/1/26	16,170	19,257
	Columbus OH GO	4.000%	8/15/27	7,500	8,682
[6]	Columbus OH GO	5.000%	4/1/30	5,000	6,878
	Columbus OH GO	5.000%	4/1/39	7,950	10,332
	Columbus OH GO	5.000%	4/1/40	5,050	6,550
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	12,739
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	4,216
	Columbus State Community College GO	3.000%	12/1/36	1,110	1,258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbus State Community College GO	3.000%	12/1/37	1,750	1,970
Columbus State Community College GO	3.000%	12/1/38	1,375	1,543
Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,315
Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,524
Cuyahoga County OH GO	3.000%	12/1/31	2,500	2,851
Cuyahoga County OH GO	3.000%	12/1/32	2,000	2,269
Cuyahoga County OH GO	3.000%	12/1/33	4,330	4,895
Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,734
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,552
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	3,447
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	1,131
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	8,488
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	6,355
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	19,219
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,765
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,335
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,500	1,703
Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/24	3,750	4,436
Dayton City School District GO	5.000%	11/1/21	9,210	9,537
Dayton City School District GO	5.000%	11/1/22	5,500	5,953
Dublin City School District GO	4.000%	12/1/31	4,250	5,276
Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	11,601
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	330
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	659
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	880
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	800	849
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	706
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,061
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,445
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	678
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,732
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	8,102
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,974
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	10,222
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,831
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,831
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	11,831

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,438
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,302
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	3,327
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,240
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	8,140	11,132
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	2,215
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,536
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	2,024
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,315
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,311
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,960
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,250	1,501
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	21,395	21,395
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	16,100	16,100
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,542
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,866
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	6,389
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	795	1,052
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	1,146
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	1,238
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	10,028
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	1,233
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	14,228
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,318
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,366
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	17,181
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,426
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,459
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	15,897
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	3,030
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	3,366
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,762
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,412
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	18,494
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,250
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	793
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,225	1,349
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	2,009
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,854
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/4/21	11,955	11,955
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,375	3,803
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,410	3,982
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	4,252
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	4,235
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	4,050
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	3,661
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,406
	JobsOhio Beverage System Miscellaneous Revenue, Prere.	5.000%	1/1/23	20,970	22,926
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,000	1,061
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	1,750	1,857
	Kent State University College & University Revenue, Prere.	5.000%	5/1/22	4,000	4,244
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,675	3,188
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,170	1,390
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,255	2,643
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,745	2,036
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	11/1/24	27,270	32,082
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	7,675	7,876
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	1,023
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,507
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,902
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,665
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	4,403
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,646
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	2,192
	Miami University OH College & University Revenue	5.000%	9/1/31	2,000	2,054
	Miami Valley Career Technology Center GO	5.000%	12/1/31	1,700	2,178
	Miami Valley Career Technology Center GO	5.000%	12/1/32	760	969
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	6,867
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	12,902
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	1,104
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	13,471
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	917
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	10,671
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	14,486
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	445	597
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	7,822
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	6,202
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	998
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	15,205
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	577
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	5,518
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	400	485
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	18,804
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	593
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	7,500	8,500
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	631
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	7,317
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	2,615	2,842
[6]	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,325	1,584
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	16,300	16,300
	Ohio Appropriations Revenue	5.000%	12/1/30	875	1,207
	Ohio Appropriations Revenue	5.000%	12/1/31	1,080	1,521
	Ohio GO	5.000%	9/15/22	4,090	4,416

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio GO	5.000%	5/1/24	5,915	6,840
Ohio GO	5.000%	5/1/24	11,385	13,165
Ohio GO	5.000%	6/15/24	9,900	11,505
Ohio GO	5.000%	8/1/24	2,900	3,387
Ohio GO	5.000%	9/15/24	12,250	14,378
Ohio GO	5.000%	2/1/25	5,000	5,950
Ohio GO	5.000%	5/1/25	19,650	23,598
Ohio GO	5.000%	8/1/26	25,360	31,785
Ohio GO	5.000%	9/1/26	10,000	12,572
Ohio GO	5.000%	11/1/26	7,080	8,950
Ohio GO	4.000%	2/1/27	8,220	8,671
Ohio GO	5.000%	2/1/27	11,595	14,261
Ohio GO	5.000%	5/1/27	5,085	6,303
Ohio GO	5.000%	6/15/27	3,000	3,296
Ohio GO	5.000%	9/15/27	2,410	3,126
Ohio GO	5.000%	11/1/27	6,635	8,636
Ohio GO	5.000%	3/15/29	3,805	4,353
Ohio GO	5.000%	3/1/31	7,840	9,864
Ohio GO	5.000%	5/1/31	1,335	1,588
Ohio GO	5.000%	9/1/31	9,370	10,675
Ohio GO	5.000%	3/1/32	8,230	10,346
Ohio GO	5.000%	9/1/32	9,850	11,222
Ohio GO	5.000%	11/1/32	3,500	4,154
Ohio GO	5.000%	3/1/33	8,645	10,883
Ohio GO	5.000%	5/1/33	3,000	3,871
Ohio GO	5.000%	5/1/33	8,075	9,573
Ohio GO	5.000%	6/15/33	16,465	20,085
Ohio GO	5.000%	9/1/33	10,355	11,793
Ohio GO	5.000%	3/1/34	9,075	11,363
Ohio GO	5.000%	5/1/34	3,250	4,181
Ohio GO	5.000%	9/1/34	10,885	12,386
Ohio GO	5.000%	3/1/35	8,530	10,663
Ohio GO	5.000%	5/1/35	9,525	11,965
Ohio GO	5.000%	6/15/35	19,795	24,069
Ohio GO	5.000%	9/1/35	11,445	13,012
Ohio GO	5.000%	3/1/36	10,005	12,476
Ohio GO	5.000%	3/15/36	5,000	5,690
Ohio GO	5.000%	5/1/36	6,060	7,151
Ohio GO	5.000%	6/15/36	18,000	21,846
Ohio GO	5.000%	3/1/37	10,505	13,068
Ohio GO	5.000%	5/1/37	19,940	24,926
Ohio GO	5.000%	3/1/38	9,030	11,211
Ohio GO	5.000%	6/15/39	3,000	3,913
Ohio GO, Prere.	5.000%	5/1/22	13,500	14,323
Ohio GO, Prere.	5.000%	5/1/22	10,220	10,843
Ohio GO, Prere.	5.000%	6/15/22	2,000	2,134
Ohio GO, Prere.	5.000%	6/15/22	20,490	21,861
Ohio Government Fund/Grant Revenue	5.000%	12/15/22	5,330	5,816
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	3,275	3,491
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	4,165	4,738
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	11,129
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	28,297
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	11,906
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	28,621
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	19,387
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	451
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	568
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,834

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	714
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,925
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	715	900
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	845	1,057
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,615	3,328
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,000	1,246
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	9,353
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,440	1,789
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,000	3,567
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,260	1,427
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,892
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	4,130
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.270%	2/1/21	10,500	10,500
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,709
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,865
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	2,126
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	6,268
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	6,694
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,500	4,693
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	8,200	8,200
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	2/3/21	10,000	10,000
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	9,135	9,135
Ohio Lease (Appropriation) Revenue	5.000%	4/1/21	4,440	4,476
Ohio Lease (Appropriation) Revenue	4.000%	2/1/22	5,670	5,890
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,000	1,065
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	1,805	1,922
Ohio Lease (Appropriation) Revenue	4.000%	10/1/22	2,250	2,395
Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	2,075	2,275
Ohio Lease (Appropriation) Revenue	5.000%	2/1/23	5,375	5,892
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,000	1,126
Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	3,505	3,946
Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,215
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,847
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	3,218
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,722
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	3,270
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,894
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,319
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	4,073
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,522
Ohio Lease (Appropriation) Revenue	5.000%	4/1/31	2,450	3,152
Ohio Lease (Appropriation) Revenue	5.000%	10/1/31	2,400	3,369
Ohio Lease (Appropriation) Revenue	5.000%	4/1/32	2,215	2,829
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	1,620	2,040

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Lease (Appropriation) Revenue	5.000%	10/1/32	4,410	6,275
Ohio Lease (Appropriation) Revenue	5.000%	4/1/33	1,610	2,047
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,812
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	5,980	7,668
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	6,395
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	6,471
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,865
Ohio State Building Authority Lease (Appropriation) Revenue, Prere.	5.125%	4/1/21	1,475	1,487
Ohio State University College & University Revenue VRDO	0.020%	2/3/21	2,500	2,500
Ohio State University College & University Revenue VRDO	0.030%	2/3/21	200	200
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	2,000	2,184
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/29	3,000	3,288
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	16,510	19,651
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	5,074
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	16,512
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	12,572
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,923
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	21,389
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,573
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	9,233
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	6,628
Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	12,071
Ohio Water Development Authority Lease Revenue	5.000%	12/1/25	10,000	12,301
Ohio Water Development Authority Lease Revenue	5.000%	6/1/30	1,100	1,522
Ohio Water Development Authority Lease Revenue	5.000%	12/1/30	1,220	1,707
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	12,492
Ohio Water Development Authority Lease Revenue	5.000%	12/1/39	6,025	7,989
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	18,618
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	23,641
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	5,875	6,684
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	3,475	4,034
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	13,380
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	12,915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	20,521
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	29,547
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	31,561
Ohio Water Development Authority Water Revenue	5.000%	12/1/27	6,135	8,027
Penta Career Center COP	5.250%	4/1/23	2,480	2,618
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	5,073
University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,424
University of Cincinnati College & University Revenue	5.000%	6/1/22	2,605	2,770
University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,305
University of Cincinnati College & University Revenue	5.000%	6/1/29	920	1,229
University of Cincinnati College & University Revenue	5.000%	6/1/31	685	920
University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,684
University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,508
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	2,014
University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,409
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	6,385	6,800
University of Cincinnati College & University Revenue, Prere.	5.000%	6/1/22	1,000	1,065
University of Toledo College & University Revenue	5.000%	6/1/30	1,000	1,093
Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,392
				2,550,975
Oklahoma (0.4%)
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	933
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,834
Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	2,116
Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/29	1,185	1,500
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	9,555
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	880	899
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	925	980
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	970	1,065
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	5,669
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,157
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	4,120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,256
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	6,387
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,355
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,509
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,453
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	4,205
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,583
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,659
Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,737
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/23	2,585	2,879
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,737
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,506
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	13,505	15,592
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,060	3,518
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,311
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,853
Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,846
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,598
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	1,500	1,829
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,436
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	3,029
Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,816
Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	20,400	23,965
Oklahoma City OK GO	3.000%	3/1/23	3,985	4,219
Oklahoma City OK GO	4.000%	3/1/30	1,900	2,264
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/23	1,665	1,860
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/29	3,600	4,451
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/31	4,255	4,737
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	5,000	5,564

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/32	1,850	2,271
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/33	2,500	3,059
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/34	4,385	5,354
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,405
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	2,137
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	2,144
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,030	3,574
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,646
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	11,000	12,113
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,509
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,521
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	1,900	2,331
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	4,535	5,463
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	15,585	18,535
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	494
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/32	3,770	4,370
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	6,055	7,000
Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,789
Oklahoma State University College & University Revenue	5.000%	9/1/28	2,500	3,309
Oklahoma State University College & University Revenue	5.000%	9/1/29	3,500	4,741
Oklahoma State University College & University Revenue	5.000%	9/1/30	1,500	2,078
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	10,135	12,842
Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,839
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	3,080
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	4,402
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,846
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/39	3,350	3,884
Oklahoma Water Resources Board Revenue	2.000%	4/1/34	1,600	1,676
Oklahoma Water Resources Board Revenue	2.125%	4/1/36	1,745	1,832
Oklahoma Water Resources Board Revenue	5.000%	10/1/36	1,000	1,216
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,125

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	398
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	4,381
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	7,762
Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	1,079
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	12,579
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	13,143
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,146
University of Oklahoma College & University Revenue	5.000%	7/1/21	1,895	1,933
University of Oklahoma College & University Revenue	5.000%	7/1/21	2,230	2,275
University of Oklahoma College & University Revenue	5.000%	7/1/21	2,000	2,040
University of Oklahoma College & University Revenue	5.000%	7/1/21	680	694
University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,217
				321,214
Oregon (1.1%)
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	1,250	899
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	956
Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,276
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	14,865
Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	20,250
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	4,481
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,818
Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,842
Clackamas County School District No. 86 Canby GO	4.000%	6/15/25	100	116
Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	300	382
Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	506
Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	691
Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	727
Forest Grove OR College & University Revenue	5.000%	5/1/30	550	609
Forest Grove OR College & University Revenue	5.000%	5/1/36	2,500	2,736
Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,683
Marion County OR School District No. 103 Woodburn GO	5.000%	6/15/30	2,000	2,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	778
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	793
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	600	809
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,344
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	869
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	1,064
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,658
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,976
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,600	2,101
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,881
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	16,030
	Multnomah County OR GO	5.000%	6/15/27	7,100	9,150
	Multnomah County OR GO	5.000%	6/15/28	44,990	59,540
	Multnomah County OR GO	5.000%	6/15/29	8,820	11,952
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/21	36,255	36,914
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	10,298
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	11,333
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/28	1,750	2,316
	Multnomah County School District No. 1 Portland GO	3.000%	6/15/37	12,160	13,769
	Multnomah County School District No. 1 Portland GO	3.000%	6/15/41	17,255	19,156
	Oregon (Q State Project) GO	5.000%	5/1/27	1,875	2,411
	Oregon (Q State Project) GO	5.000%	5/1/32	3,370	4,257
	Oregon (Q State Project) GO	5.000%	5/1/33	3,095	3,894
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	3,357
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	3,445
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	5,441
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	3,357
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	3,115	3,680
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	9,100	11,517
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	23,655

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	13,575	16,941
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	19,900
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	25,025	31,158
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	18,000	23,719
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,020	2,386
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,500	6,495
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	9,500	11,219
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,952
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,000	3,543
Oregon GO	5.000%	8/1/22	2,000	2,147
Oregon GO	5.000%	8/1/23	2,100	2,354
Oregon GO	5.000%	8/1/24	2,200	2,570
Oregon GO	5.000%	12/1/30	2,000	2,503
Oregon GO, Prere.	5.000%	5/1/21	1,570	1,589
Oregon GO, Prere.	5.000%	5/1/21	2,415	2,444
Oregon GO, Prere.	5.000%	5/1/21	5,165	5,228
Oregon GO, Prere.	5.000%	5/1/21	3,370	3,411
Oregon GO, Prere.	5.000%	5/1/21	1,490	1,508
Oregon GO, Prere.	5.000%	5/1/21	2,460	2,490
Oregon GO, Prere.	5.000%	5/1/21	2,890	2,925
Oregon GO, Prere.	5.000%	5/1/21	1,760	1,782
Oregon GO, Prere.	5.000%	5/1/23	2,915	3,233
Oregon GO, Prere.	5.000%	5/1/23	2,060	2,285
Oregon GO, Prere.	5.000%	11/1/23	1,440	1,631
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	682
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	851
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	791
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	790
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,125
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,234
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,434
Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,342
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/21	7,705	7,795
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	385
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	784
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	798
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,559

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,000	4,797
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,777
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/22	1,000	1,077
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,409
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	2,069
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,307
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,839
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,607
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,328
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,338
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,831
Oregon State Lottery Revenue	5.000%	4/1/23	1,430	1,579
Oregon State Lottery Revenue	5.000%	4/1/23	6,355	7,019
Oregon State Lottery Revenue	5.000%	4/1/23	3,550	3,921
Oregon State Lottery Revenue	5.000%	4/1/23	2,110	2,330
Oregon State Lottery Revenue	5.000%	4/1/25	2,130	2,450
Oregon State Lottery Revenue	5.000%	4/1/25	8,015	9,220
Oregon State Lottery Revenue	5.000%	4/1/25	5,440	6,507
Oregon State Lottery Revenue	5.000%	4/1/26	2,275	2,715
Oregon State Lottery Revenue	5.000%	4/1/26	2,445	2,918
Oregon State Lottery Revenue	5.000%	4/1/29	8,000	9,471
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	5,921
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	11,138
Oregon State Lottery Revenue	5.000%	4/1/30	1,000	1,336
Oregon State Lottery Revenue	5.000%	4/1/31	11,010	12,075
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	4,428
Oregon State Lottery Revenue	5.000%	4/1/31	1,015	1,351
Oregon State Lottery Revenue	5.000%	4/1/32	5,560	6,087
Oregon State Lottery Revenue	5.000%	4/1/32	4,475	5,927
Oregon State Lottery Revenue	5.000%	4/1/33	5,545	6,067
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	5,007
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	5,249
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	3,240
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,806
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,985
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	2,076
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,611
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	4,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Lottery Revenue, Prere.	5.250%	4/1/21	5,340	5,385
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,455
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/27	1,920	2,457
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/32	1,610	2,004
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/33	2,310	2,865
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	3,095
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	4,217
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/37	2,160	2,703
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/38	1,025	1,276
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	2,041
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,206
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,399
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,512
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	12,282
	Portland Community College District GO	5.000%	6/15/25	1,530	1,846
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	7,960
	Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	7,666
	Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	7,726
	Portland OR (Portland Building Project) GO	5.000%	6/15/38	4,000	5,138
	Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	6,454
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/36	11,040	12,751
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	391
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,892
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	19,811
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	15,959
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	12,738
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/28	735	950
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/29	1,800	2,382
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/30	925	1,251
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/31	5,000	6,703
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/32	5,400	7,171
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/33	2,200	2,906
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/34	6,000	7,899
[8]	Salem-Keizer School District No. 24J GO, 5.000% coupon rate effective 6/15/21	0.000%	6/15/35	4,850	6,367
	Seaside School District No. 10 GO	5.000%	6/15/29	1,425	1,811
	Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,525
	Seaside School District No. 10 GO	5.000%	6/15/34	2,475	3,083
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,486

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seaside School District No. 10 GO	5.000%	6/15/36	2,500	3,100
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	6,889
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	5,172
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	2,248
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,000	12,501
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	15,113
				905,714
Pennsylvania (4.9%)
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.500%	3/1/21	1,290	1,296
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.500%	3/1/21	2,720	2,732
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	10,496
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	18,780
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	18,518
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	10,303
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	18,350
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	10,856
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	8,883
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	10,000	12,642
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	7,897
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	13,849
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	7,000	9,168
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	13,789
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	4,800	6,249
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	10,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	6,814
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	7,483
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	8,063
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	5,908
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	8,105
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	7,508
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,771
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, 67% of 3M USD LIBOR + 0.720%	0.864%	2/1/21	3,030	3,030
	Allegheny County PA GO	5.000%	11/1/25	7,625	9,294
	Allegheny County PA GO	5.000%	11/1/29	12,065	15,011
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,725	4,226
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	425	561
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/29	225	297
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	300	403
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/30	250	336
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	1,026
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	493
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,398
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	829
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	734
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	915
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	504
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,478
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	4,087
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	5,565
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	6,416
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,853
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,393
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,958
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	3,232
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	2,795	2,945
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,633
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	2,000	2,104
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,310	2,423
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	3,740	3,917
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	3,000	3,135
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,575	2,689
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,200	1,250
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	5,500	6,498
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	3,290
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	2,500	2,889
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	3,000	3,405
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,635
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	1,470	1,708
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/27	2,210	2,607
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/28	2,570	2,974
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/30	3,065	3,509
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/31	5,560	5,895
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,825	1,927
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/34	2,735	3,090
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/28	1,300	1,535
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/29	750	894
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/30	800	959
[4]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,914
[4]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,436
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/25	1,195	1,456
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,257
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	735
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,182
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,287
	Capital Region Water Water Revenue	5.000%	7/15/26	1,000	1,220
	Capital Region Water Water Revenue	5.000%	7/15/27	1,075	1,345
	Capital Region Water Water Revenue	5.000%	7/15/28	1,500	1,920
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	2,072
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,659
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,969
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	2,031
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	12,500	13,055
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,707
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,630
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,534
[4]	Coatesville School District GO	5.000%	8/1/24	5,385	6,188
[4]	Coatesville School District GO	5.000%	8/1/25	4,045	4,812
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	999
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,370
	Colonial School District GO	5.000%	2/15/36	1,000	1,249
	Colonial School District GO	5.000%	2/15/37	1,015	1,266
	Colonial School District GO	5.000%	2/15/38	1,560	1,942
	Colonial School District GO	5.000%	2/15/39	1,350	1,676
[4]	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/21	3,940	3,955
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	1,194
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,285
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,309
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	7,000	7,455
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	875	932
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	5,500	6,558
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	10,472
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	4,428
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	15,839
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	5,137
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,828
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	2,351
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	5,130
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	5,823
	Commonwealth of Pennsylvania GO	5.000%	6/1/21	20,000	20,324
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	32,365	33,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	6/1/22	19,450	20,712
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,000	14,200
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	25,655	28,789
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	34,200	38,990
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	46,000	53,600
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	28,643
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,445	7,708
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	70,000	84,790
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	35,000	43,111
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	37,910	47,426
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	30,805
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	25,732
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	19,225
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	7,105
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35,000	46,090
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,931
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	11,550	12,668
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	54,785	64,907
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	17,000	19,595
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	24,400	27,026
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	21,778
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	51,517
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	48,122
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	51,569
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,000	5,599
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	18,900	22,622
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	45,094
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	16,542
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	9,408
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	20,756
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	4,705	4,885
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	7,500	8,279
	Conestoga Valley School District GO	4.000%	2/1/27	250	299
	Conestoga Valley School District GO	4.000%	2/1/28	535	651
	Conestoga Valley School District GO	4.000%	2/1/30	465	558
	Conestoga Valley School District GO	4.000%	2/1/31	500	596
	Conestoga Valley School District GO	4.000%	2/1/32	325	385
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	2,312
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,451
[5]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,417
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,863
	Dauphin County PA GO	5.000%	11/15/28	1,000	1,301
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,895
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,146
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,565
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	4,315
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	4,850	5,197
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,750	7,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	6,100	6,537
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,201
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,282
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,900
	Easton Area School District GO	4.000%	4/1/30	2,300	2,546
	Easton Area School District GO	5.000%	2/1/31	1,580	2,026
	Exeter Township School District GO	4.000%	5/15/28	4,265	5,160
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	6,925
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,000	2,403
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	10,000	13,332
[4]	Harrisburg School District GO	5.000%	11/15/26	4,560	5,700
[4]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,810
	Haverford Township School District GO	3.000%	3/1/35	3,925	4,342
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	1,002
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	558
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	531
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	8,428
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,775
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,712
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,686
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,680
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	6,501
[1,6]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,202
[1,6]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	485
[1,6]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	603
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,680
	Lower Merion School District GO	4.000%	11/15/29	8,755	10,923
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	637
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	6,580
[4]	Luzerne County PA GO	5.000%	12/15/25	500	601
[4]	Luzerne County PA GO	5.000%	12/15/25	400	481
[4]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,237
[4]	Luzerne County PA GO	5.000%	12/15/26	500	618
[4]	Luzerne County PA GO	5.000%	12/15/27	500	634
[4]	Luzerne County PA GO	5.000%	12/15/27	500	634
	Lycoming County Authority College & University Revenue	5.000%	10/1/21	1,030	1,062
	Lycoming County Authority College & University Revenue	5.000%	10/1/22	1,025	1,104
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	842

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,262
Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	804
Middletown Area School District GO, Prere.	5.000%	3/1/22	3,030	3,190
Middletown Area School District GO, Prere.	5.000%	3/1/22	3,375	3,553
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,125	7,641
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,347
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,504
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,717
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	5,169
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	9,154
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	5,042
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,523
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,584
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	1,370	1,778
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,961
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	5,779
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	5,081
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,506
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,330
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	7,000	7,445
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	6,000	6,382
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	8,500	9,041
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	8,000	8,598
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	4,665	5,186
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	7,840	8,996
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/26	7,435	8,593
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/27	3,500	4,028
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,610
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,687
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/29	3,850	4,397
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/31	8,350	9,477
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/32	9,055	10,253
[4]	Montour School District GO	5.000%	4/1/32	3,245	3,851
[4]	Moon Area School District GO	4.000%	11/15/30	3,235	3,853
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	6,322
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	6,925	7,411
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,935
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,455
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,266
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,261
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,570
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	3,027
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,643
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,221
	North Allegheny School District GO	4.000%	5/1/35	1,010	1,206
	North Allegheny School District GO	4.000%	5/1/36	760	905
[4]	North Pocono School District GO	4.000%	9/15/29	2,175	2,693
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	3,235
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,849
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	6,244
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	9,223
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	9,683
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,286
[4]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,221
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,455	1,594
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,050	3,478
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,631
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,436
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,523
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,180	6,502
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	5,443
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	5,321
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	4,324
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	12,808
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,893
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	11,085
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	4,247
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,000	5,082
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	3,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,020	2,556
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	14,812
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,664
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,060	2,597
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	6,865	7,826
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,843
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	11,373
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	11,097
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,417
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,824
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,635
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	2,010
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/23	8,220	9,272
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,435	1,495
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/24	7,040	8,269
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	1,670	1,737
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	6,187
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,690	1,755
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	4,625	5,596
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/26	9,550	11,556
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/27	700	747
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/28	1,650	1,760
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	1,064
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,530
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/30	500	532
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,994
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,324
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,328
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	3/1/32	1,000	1,062
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,317
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	9,658
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	11,326
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	5,316
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,502
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,000	3,866
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	12,590	16,183
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/42	1,200	1,261
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere	5.000%	6/15/21	1,975	2,011
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	3/1/21	2,405	2,415
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,065	2,182
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,140	1,205
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,120	1,184
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,085	3,260
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	2,985	3,155
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,500	3,699
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/22	1,745	1,859
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,629
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,937
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	7,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,870
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,489
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	7,630	8,944
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,648
[2,5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	2/7/21	6,945	6,945
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	643
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	129
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	653
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	12,000	13,295
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	620	638
	Pennsylvania State University College & University Revenue	5.000%	9/1/21	1,400	1,440
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	4,800	5,713
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	6,273
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	6,221
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	2,225
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	2,040
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	5,125	6,466
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,937
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,649
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	5,539
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	3,015	3,392
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,832
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	2,312
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,922
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	27,855	31,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	14,044
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	44,725
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	12,408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	43,156
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	43,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	4,159
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,801
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	6,441
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	6,344
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	6,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	2,211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	11,666
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	4,237
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,852
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,271
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,170
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,632
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	9,278
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,686
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,689
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	2,000	2,334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	6,260
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	3,522
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	3,579
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	4,000	4,666
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,735
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	8,571
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	5,570	7,071
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,924
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	25,500	29,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,785	4,416
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,000	2,690
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	17,561
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,811
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	21,344
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	31,235	36,414
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	4,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,676
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	11,918
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	5,702
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	9,182
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,420	3,065
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,940	5,717
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	23,000	26,799
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5,525	7,140
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,500	1,999
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	10,125
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	3,271
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,770	3,201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,025	4,736
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,600	2,126
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,705
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	26,847
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,774
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	36,786
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,700
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	30,882
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,750
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	19,193
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,829
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	7,790
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	16,024
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	7,842
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	3,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,780	2,071
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,626
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,470	4,640
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	6,552
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,000	2,669
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	4,000	4,661
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,440	4,567
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	1,075
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	2/4/21	36,800	36,800
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.040%	2/4/21	20,000	20,000
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,190	2,386
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,165	2,359
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,825	1,988
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.980%	1.020%	12/1/21	37,500	37,584
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	2/1/21	11,135	11,135
[2,4,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	2/1/21	25,895	25,895
	Pennsylvania Turnpike Commission Rev Highway Revenue	5.000%	12/1/30	6,795	8,454
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/28	420	508
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	765	804
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/29	220	263
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/30	145	173
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	525	633

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philadelphia Authority for Industrial Development Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	750
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/24	6,500	7,409
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/25	7,925	9,357
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/26	12,860	15,158
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/27	6,750	7,920
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/28	3,525	4,119
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/28	2,455	3,158
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	2,500	2,910
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/29	795	874
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/29	2,730	3,579
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/30	4,275	5,562
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,650	3,431
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,850	3,671
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/33	5,250	6,734
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/34	3,250	3,733
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/35	7,135	8,184
Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,250	2,657
Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	1,145	1,311
Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,875	2,206
Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/39	6,660	7,776
Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/40	8,715	10,149
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,255
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	2,343
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	4,713
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	3,315
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	7,195
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	6,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	6,068
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,280	6,613
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/21	7,265	7,485
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/23	5,590	6,275
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	7,393
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	2,390	2,766
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	3,023
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	2,149
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,184
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,831
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,488
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	4,339
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	8,421
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	6,152
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	3,529
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,954
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	941
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,706
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.040%	2/4/21	2,600	2,600
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	6,797
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	17,788
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	8,219
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,670	3,140
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	585
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	4,642
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,891

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/36	4,000	4,236
Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	10,000	10,556
Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	5,530	5,530
Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	5,150	5,150
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,446
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,540
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	13,541
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,916
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,707
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,478
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	10,636
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	8,160	9,615
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,165	6,056
Philadelphia PA GO	5.000%	8/1/23	7,310	8,127
Philadelphia PA GO	5.000%	8/1/29	5,000	5,933
Philadelphia PA GO	5.000%	8/1/34	2,640	3,241
Philadelphia PA GO	5.000%	8/1/37	1,370	1,683
Philadelphia PA Water & Wastewater Water Revenue	5.000%	1/1/23	2,410	2,630
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/23	2,030	2,263
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	4,394
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/26	5,510	6,337
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	8,940
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,472
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,956
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	2,031
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	2,322
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	5,929
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	7,498
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	7,249
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	7,175
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	10,079
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/35	11,000	12,332
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,494
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	17,936
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	684
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	2,077
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	18,785
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	2,072
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	2,172
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	16,630
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	2,359
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	17,245
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,923
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	6,617
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	3,613
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	6,599
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	7,933
[4,11]	Philadelphia School District GO	5.000%	6/1/24	2,000	2,272
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	23,874
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,741
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,622
	Philadelphia School District GO	5.000%	9/1/30	3,225	4,200
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,889
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,487
	Philadelphia School District GO	5.000%	9/1/32	4,425	5,715
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,926
	Philadelphia School District GO	4.000%	9/1/36	2,960	3,489
	Philadelphia School District GO	4.000%	9/1/39	4,520	5,250
[4]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.070%	2/4/21	43,070	43,070
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/29	2,750	3,578
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/30	2,925	3,855
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/31	3,750	4,920
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,325
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	722
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	1,000	1,347
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	911
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	668
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	2,280
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,590
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,937
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,897
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,570
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.690%	6/1/23	8,990	9,011
[1]	Plum Boro PA School District GO	5.000%	9/15/23	1,000	1,111
[4]	Pocono Mountain School District GO	4.000%	9/1/22	2,155	2,277
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	17,908
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	17,000	17,077
[4]	Reading School District GO	5.000%	3/1/26	1,235	1,493
[4]	Reading School District GO	5.000%	3/1/36	1,250	1,521
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,691
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	2,257
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	2,079
	Rose Tree Media School District GO	5.000%	4/1/29	700	859
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,965
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	445	527
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	355	419
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/33	115	135
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,199
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	1,059
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	9,800	9,800
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,540
	State Public School Building Authority College & University Revenue	5.000%	5/1/24	3,290	3,745
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	3,084
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	3,383
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	4,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,648
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/21	1,545	1,557
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/21	4,630	4,701
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	2,020	2,128
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	21,000	24,056
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	11,266
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	38,401
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	18,745
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	7,290	8,899
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	10,244
	State Public School Building Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	4/1/22	1,365	1,442
[4]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	747
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	4,142
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	4,340
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	3,257
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	3,160
	Unionville-Chadds Ford School District GO	5.000%	6/1/24	1,255	1,454
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,514
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	4,716
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	125	130
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	150	160
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	251
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	256
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	392
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	400
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	493
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	696
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,671
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	15,000	16,820
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	2,220
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,571
[1]	William Penn School District GO	3.000%	11/15/39	1,000	1,081
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,512
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,566
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,627
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,694
					4,090,366
Puerto Rico (0.5%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/29	5,000	5,275
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/21	24,290	24,419
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/21	5,000	5,036
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	10,000	10,271
[11,17]	Puerto Rico Highway & Transportation Authority Highway Revenue	5.250%	7/1/21	5,300	5,389
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	2,585	2,682
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,695	2,914
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	2,270	2,551
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	2,575	2,997
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	2,725	3,276
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	2,775	3,425
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	4,735	5,974
[4,9]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,287
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	5,121	4,872
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	36,156	32,539
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	66,751	56,933
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,766	9,268
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	4,819	3,513

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	194,838	215,353
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	19,725	21,802
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,590	1,781
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	4,175	4,676
				426,233
Rhode Island (0.2%)
Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	13,087
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	597
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	738
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,775
Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/37	500	561
Rhode Island GO	3.000%	5/1/32	8,170	9,225
Rhode Island GO	3.000%	5/1/33	8,420	9,425
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,447
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	624
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	497
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	494
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	614
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	550
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/45	1,000	1,143
Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.020%	2/4/21	6,000	6,000
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,657
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	5,195
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	5,579
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,369
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,674
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,333
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.500%	9/1/23	6,000	6,826
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	5,500	6,322
[2]	Rhode Island Health and Educational Building Corp. Recreational Revenue VRDO	0.040%	2/3/21	27,900	27,900
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,245	11,364
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,294
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	7,000	7,407
					140,761
South Carolina (1.0%)
	Aiken County SC Consolidated School District GO	5.000%	3/1/24	7,980	9,163
	Aiken County SC Consolidated School District GO	4.000%	4/1/37	2,450	2,972
	Berkeley County SC Combined Utility System Water Revenue, Prere.	5.000%	6/1/23	8,170	9,083
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/30	605	781
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/32	1,200	1,532
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/33	620	788
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,268
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	948
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,437
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	1,137
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	1,003
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/39	500	625
	Charleston County SC GO	5.000%	11/1/21	2,765	2,866
	Charleston County SC GO	5.000%	11/1/26	12,690	16,092
	Charleston County SC GO	4.000%	11/1/28	12,000	14,730
	Charleston County SC GO	4.000%	11/1/33	6,955	8,346
	Charleston County SC GO	4.000%	11/1/34	7,410	8,873
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	10,150	11,524
	Clemson University College & University Revenue	5.000%	5/1/22	4,860	5,143
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/28	475	621
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/29	1,750	2,102
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/29	500	670
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,197
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/30	585	778

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,265
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/31	605	802
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/32	1,250	1,486
Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,913
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/25	8,805	9,710
Dorchester County School District No. 2 Lease (Appropriation) Revenue	4.000%	12/1/26	9,760	10,733
Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	4,040
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	4,721
Fort Mill School District No. 4 GO	4.000%	3/1/31	2,890	3,454
Fort Mill School District No. 4 GO	3.000%	3/1/32	5,550	6,386
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,720	6,601
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,771
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,630
Horry County SC GO	4.000%	3/1/24	1,370	1,530
Horry County SC School District GO	5.000%	3/1/23	3,890	4,281
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,373
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,330
Kershaw County SC School District GO	5.000%	3/1/29	8,210	10,572
Lancaster County SC School District GO	5.000%	3/1/23	2,185	2,404
Lancaster County SC School District GO	5.000%	3/1/24	3,390	3,890
Lancaster County SC School District GO	5.000%	3/1/26	3,950	4,884
Lancaster County SC School District GO	4.000%	3/1/30	4,860	5,829
Lancaster County SC School District GO	4.000%	3/1/31	7,190	8,594
Lancaster County SC School District GO	4.000%	3/1/32	6,485	7,724
Lancaster County SC School District GO	4.000%	3/1/33	5,800	6,880
Lancaster County SC School District GO	4.000%	3/1/34	6,040	7,145
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	290	335
Lexington County Health Services District Inc Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	10	12
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,363
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,035	4,168
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,603
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	4,735	6,025
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	2,071
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,782
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,621
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	400	463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,564
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,999
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	13,353
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,615	1,893
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,210	2,289
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	300	371
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/1/27	375	464
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,131
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/27	2,075	2,334
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,114
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,500	2,780
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	3,045
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,715
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,412
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/26	4,000	4,660
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/29	3,390	3,915
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/30	5,210	6,003
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	11/1/23	49,795	54,918
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/22	9,950	9,901
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/23	8,780	8,671
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,405	1,524
[7]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,350
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	3,535	3,548
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,311
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	8,020	8,048
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,505
[9]	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	2,800	2,847
[9]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.000%	1/1/29	8,600	8,745
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/23	2,245	2,540

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/24	2,445	2,875
SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	2,000	2,385
SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/27	2,500	2,968
South Carolina GO	5.000%	4/1/25	1,460	1,751
South Carolina GO	5.000%	4/1/27	1,200	1,538
South Carolina GO	5.000%	4/1/27	1,525	1,955
South Carolina GO	5.000%	4/1/29	1,420	1,917
South Carolina GO	5.000%	4/1/29	1,175	1,586
South Carolina GO	5.000%	4/1/29	1,325	1,788
South Carolina GO	5.000%	4/1/29	1,685	2,274
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	10,815	13,562
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	8,993
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	897
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,222
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	1,102
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	631
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	624
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	22,776
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	4,493
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,994
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,605
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	11,740	13,143
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	7,850	8,788
South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/31	1,850	2,516
South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/32	2,675	3,614
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/33	1,025	1,269
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/34	2,100	2,593
South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/35	500	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/37	5,750	6,995
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/39	6,325	7,654
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/40	10,000	12,026
	South Carolina Public Service Authority Electric Power and Light Revenue	3.000%	12/1/41	9,900	10,785
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	10,240	11,599
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	13,985	16,475
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	7,039
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	6,479
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	5,769
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	18,038
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	9,325	10,924
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	12,615	14,742
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	14,180	16,562
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	8,535	9,950
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/33	10,465	12,189
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,250	4,911
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,465	4,260
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,642
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	490
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	4,048
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	20,000	24,294
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	4,650	5,740
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	22,515	25,206
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	5,000	5,182
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	6,000	6,722
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/28	6,500	7,355
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	17,905
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	30,000	38,270
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	287
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	657
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	653
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	694
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	597
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,245
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,770
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,161
[1]	Sumter Two School Facilities Inc. Lease (Appropriation) Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,726
	York County School District No. 1 GO	4.000%	3/1/29	2,805	3,202
					860,111
South Dakota (0.1%)
	Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,000	1,101
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	756
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	763
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	600	705
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	791
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,196
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,235	2,811
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	2,122
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,203
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	2,169
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,639
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	6,062
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,693
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	2,211

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	4,465
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	13,860
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	9,493
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	3,463
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,944
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	27,770
South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,452
				92,669
Tennessee (1.0%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	3,119
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,720	2,194
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,886
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,944
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,205	1,546
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,277
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,905
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	937
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,265
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	955
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,806
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/31	2,250	2,699
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	700	770
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,640

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,678
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,693
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,953
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	6,258
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	7,234
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,340	7,018
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	4,273
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,848
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,715	2,212
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,930
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,695
Hamilton County TN GO	5.000%	4/1/24	1,925	2,219
Hamilton County TN GO	5.000%	5/1/30	4,000	4,422
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	700	890
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,000	1,268
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,880	6,798
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,740	3,444
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,780	10,126
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	9,240	10,627
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,135	2,663
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,725	8,869
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,245
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,455	3,047
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,125	1,173
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	4,860	5,294

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,283
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	5,168
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	236
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	7,439
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	6,389
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,757
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	7,635
Knox County TN GO	5.000%	6/1/28	2,480	3,264
Knox County TN GO	5.000%	6/1/29	1,510	2,036
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,227
Memphis TN GO	5.000%	11/1/25	1,240	1,402
Memphis TN GO	5.000%	5/1/28	3,145	3,181
Memphis TN GO	5.000%	5/1/30	1,715	1,734
Memphis TN GO	4.000%	6/1/30	9,265	10,880
Memphis TN GO	4.000%	6/1/31	8,635	10,090
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,410
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/35	2,245	2,621
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	1,083
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,830
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/38	1,285	1,491
Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,206
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	636
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	649
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	661
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	2,144
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	2,229
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	2,338
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,436
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,898
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,204
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,194

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	294
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,065
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,373
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,273
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,273
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,537
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,588
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,316
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	949
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	813
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,256
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,504
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,559
Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,313
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	10,684
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32	3,750	4,458
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	2,181
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,983
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	2,239
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	5,475
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,880
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	3,245
Murfreesboro TN GO	4.000%	6/1/26	4,770	5,519
Murfreesboro TN GO	4.000%	6/1/27	4,965	5,753
Murfreesboro TN GO	4.000%	6/1/28	5,160	5,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,620
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,854
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	57,100	57,100
[4]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	27,755	27,755
	Shelby County TN GO	5.000%	3/1/26	1,165	1,225
	Shelby County TN GO	3.125%	4/1/32	6,145	7,196
	Shelby County TN GO	4.000%	4/1/32	5,705	7,077
	Shelby County TN GO	4.000%	4/1/33	6,055	7,473
	Shelby County TN GO	4.000%	4/1/35	7,200	8,835
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	7/1/24	112,955	131,337
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	725	746
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	10,175	10,642
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	10,975	12,368
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	6,865
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	6,765
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,767
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	27,566
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	2/1/23	91,685	98,649
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	8/1/25	46,990	54,188
	Tennessee GO	5.000%	8/1/22	2,000	2,146
	Tennessee GO	5.000%	8/1/22	3,000	3,219
	Tennessee GO	5.000%	8/1/23	3,630	4,071
	Tennessee GO	5.000%	9/1/27	2,000	2,341
	Tennessee GO	5.000%	9/1/27	4,300	5,033
	Tennessee GO	5.000%	9/1/28	1,850	2,161
	Tennessee GO	5.000%	9/1/30	1,180	1,370
	Tennessee GO	5.000%	9/1/31	1,150	1,332
	Tennessee GO	5.000%	9/1/36	5,005	6,394
	Tennessee GO	5.000%	9/1/37	5,005	6,379
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	320	330
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,250	5,824
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/22	3,105	3,368
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	3,580	4,055
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/24	2,560	3,018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/25	5,000	5,880
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/26	2,055	2,415
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/27	2,305	2,706
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/28	1,555	1,821
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/29	1,400	1,635
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/31	1,500	1,741
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	5,201
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/33	4,185	5,014
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/34	1,150	1,326
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	4,733
Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	7,230
Williamson County TN GO	5.000%	4/1/26	2,140	2,661
Williamson County TN GO, Prere.	4.000%	5/1/23	3,000	3,260
Wilson County TN GO	5.000%	4/1/25	3,435	4,111
Wilson County TN GO	5.000%	4/1/29	2,940	3,941
				872,798
Texas (8.6%)
Alamo Community College District GO	5.000%	8/15/37	3,000	3,782
Alamo Heights Independent School District GO	4.000%	2/1/30	830	983
Alamo Heights Independent School District GO	4.000%	2/1/31	810	956
Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	3,196
Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,789
Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,675
Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,632
Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	4,457
Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,676
Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,900
Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	5,140
Aldine Independent School District GO	5.000%	2/15/28	1,945	2,301
Aldine Independent School District GO	5.000%	2/15/28	8,000	9,463
Aldine Independent School District GO	4.000%	2/15/31	12,120	13,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aldine Independent School District GO	4.000%	2/15/32	12,660	14,300
	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,342
	Alief Independent School District GO	5.000%	2/15/23	2,600	2,855
	Alief Independent School District GO	5.000%	2/15/26	2,635	3,254
	Alief Independent School District GO	4.000%	2/15/29	2,780	3,251
	Allen Independent School District GO	5.000%	2/15/24	1,200	1,377
	Allen Independent School District GO	5.000%	2/15/31	1,070	1,306
	Allen Independent School District GO	5.000%	2/15/32	1,000	1,219
	Alvin TX Independent School District GO	5.000%	2/15/29	5,440	6,677
	Alvin TX Independent School District GO	4.000%	2/15/30	11,090	12,222
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	303
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	387
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	309
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	621
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	636
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	381
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	465
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	403
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,928
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	455
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,501
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,331
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,794
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	1,086
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	2,237
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	566
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,934
	Arlington TX Independent School District GO	5.000%	2/15/24	4,560	5,220
	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,231
	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,914
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,658
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	945
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,253
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,244
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,940
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	2,090
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,676
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	4,167
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,957
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	5,786
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,696
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	3,516
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	6,304
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	1,012
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	1,028
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	800	1,044
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	1,465	1,868
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,906
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	1,500	1,899
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	2,020
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	1,250	1,396
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,180
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,851
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,241
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	2,091
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	764
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	750	833
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,281
	Austin Independent School District GO	4.000%	8/1/33	9,000	10,586
	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,431
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,473
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,668
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	5,423
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,196
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/25	4,750	5,165
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/29	3,000	3,185
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/30	1,565	2,123
	Austin TX Electric Utility Electric Power & Light Revenue	4.000%	11/15/31	10,645	11,292
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	2,269
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	7,485
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,500	2,005
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,876
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,515	2,023
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,740

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,000	2,665
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,735
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,000	3,975
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,667
Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	6,264
Austin TX GO	5.000%	9/1/26	10,000	12,243
Austin TX GO	5.000%	9/1/27	6,530	8,255
Austin TX GO	5.000%	9/1/29	2,855	3,346
Austin TX GO	5.000%	9/1/30	1,240	1,452
Austin TX GO	5.000%	9/1/31	2,140	2,500
Austin TX GO	5.000%	9/1/33	4,315	5,042
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	5,000	5,418
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/31	4,000	4,333
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	10,705	12,280
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	13,073
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	13,814
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	6,990
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,999
Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	9,814
Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/21	350	363
Beaumont Independent School District GO	5.000%	2/15/26	1,560	1,923
Beaumont Independent School District GO	3.000%	2/15/31	1,500	1,635
Belton Independent School District GO	5.000%	2/15/29	1,530	2,041
Bexar County Hospital District GO	5.000%	2/15/25	1,630	1,937
Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,734
Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,094
Bexar County Hospital District GO	5.000%	2/15/30	1,895	2,072
Bexar County Hospital District GO	5.000%	2/15/31	1,895	2,235
Bexar County Hospital District GO	5.000%	2/15/32	2,750	3,241
Bexar County TX GO	5.000%	6/15/27	5,000	6,266
Bexar County TX GO	5.000%	6/15/28	3,520	4,394
Bexar County TX GO	5.000%	6/15/29	4,600	5,718
Bexar County TX GO	4.000%	6/15/33	2,750	3,224
Bexar County TX GO	4.000%	6/15/34	2,000	2,337
Bexar County TX GO	4.000%	6/15/34	1,260	1,504
Bexar County TX GO	4.000%	6/15/35	2,250	2,736
Bexar County TX GO	4.000%	6/15/36	6,080	7,373
Bexar County TX GO	4.000%	6/15/36	1,805	2,189
Bexar County TX GO	5.000%	6/15/36	3,550	4,504
Bexar County TX GO	4.000%	6/15/37	3,315	3,933
Bexar County TX GO	4.000%	6/15/37	5,925	7,169
Bexar County TX GO	4.000%	6/15/38	2,860	3,453
Bexar County TX GO	4.000%	6/15/39	3,300	3,975
Bexar County TX GO	4.000%	6/15/40	2,000	2,403
Bexar County TX GO, Prere.	5.000%	6/15/23	41,500	46,269
Bexar County TX GO, Prere.	5.000%	6/15/24	5,000	5,809

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boerne School District GO	5.000%	2/1/28	1,520	1,982
Canyon Independent School District GO	5.000%	2/15/26	2,500	3,091
Carrollton TX GO	5.000%	8/15/22	1,070	1,149
Carrollton TX GO	5.000%	8/15/23	1,455	1,631
Carrollton TX GO	5.000%	8/15/24	1,250	1,458
Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,000	1,231
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	750	779
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	725	786
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	2,375	2,685
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,331
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,446
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,574
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,128
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,244
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	3,481
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	5,500	4,935
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,505
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,553
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	830	1,082
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	1,011
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,687
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	2,825	3,372
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,181
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,333
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	1,086
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	4,017
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,497
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	750	992
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	905	1,180
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,322
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,294
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	3,097
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,414

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,273
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,440	1,675
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	2,000	2,358
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,525
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	3,003
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,297
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,359
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,245	1,444
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	3,700	4,349
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,573
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,608
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,337
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,500	2,895
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	3,350	3,932
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,318
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,328
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	1,128
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	3,250	3,807
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,777
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,373
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,810
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	2,318
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,924
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	6,406
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,889
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	5,898
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	3,023
Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	3,546
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	5,886
Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	3,133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	6,144
Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	3,500	3,823
Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,709
Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	11,895
Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	41,339
Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	17,187
Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	46,450
Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	62,499
Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	11,385	12,940
Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	18,343
Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	42,486
Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	10,555	11,470
Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,797
Clear Creek Independent School District GO	5.000%	2/15/31	3,750	4,422
Clear Creek Independent School District GO PUT	0.500%	8/15/23	5,000	5,003
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	438
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	996
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,401
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	483
Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	601
Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	5,080	5,101
Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	5,995	6,020
Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	6,180	6,205
Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	3,190	3,203
Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	6,535	6,562
Clifton Higher Education Finance Corp. College & University Revenue, Prere.	5.250%	3/1/21	4,305	4,323
Collin County Community College District GO	5.000%	8/15/31	1,000	1,343
Collin County TX GO	5.000%	2/15/32	3,000	3,948
Collin County TX GO	5.000%	2/15/33	2,000	2,617
Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	2,098
Comal Independent School District GO	5.000%	2/1/26	3,410	4,211
Comal Independent School District GO	5.000%	2/1/27	6,440	7,917
Comal Independent School District GO	5.000%	2/1/29	7,245	8,862
Comal Independent School District GO	4.000%	2/1/39	12,000	13,094
Conroe Independent School District GO	5.000%	2/15/25	1,650	1,966

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conroe Independent School District GO	5.000%	2/15/28	7,810	9,564
Conroe Independent School District GO	3.000%	2/15/32	600	709
Conroe TX GO	5.000%	11/15/26	980	1,229
Conroe TX GO	5.000%	11/15/27	1,015	1,308
Conroe TX GO	5.000%	11/15/28	1,715	2,266
Coppell Independent School District GO	5.000%	8/15/23	3,255	3,653
Coppell Independent School District GO	5.000%	8/15/24	3,230	3,774
Coppell Independent School District GO	5.000%	8/15/26	1,345	1,686
Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	4,181
Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,381
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,009
Corpus Christi TX GO	5.000%	3/1/25	2,190	2,600
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,495	6,044
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,770	6,346
Corpus Christi TX GO, Prere.	5.000%	3/1/23	5,235	5,758
Cypress-Fairbanks Independent School District GO	5.000%	2/15/23	9,830	10,797
Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,972
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,295	2,500
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	1,195	1,302
Dallas Area Rapid Transit Revenue, Prere.	5.000%	12/1/22	2,160	2,353
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	7,975	9,388
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	5,105	6,632
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	9,055	12,239
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	6,020	8,039
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,846
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,566
Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	7,000	8,065
Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/38	5,000	5,691
Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	10,365	12,381
Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	13,605
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	5,856
Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,656
Dallas County Community College District GO	5.000%	2/15/26	3,440	4,209
Dallas County Community College District GO	5.000%	2/15/27	3,610	4,546
Dallas County Hospital District GO	5.000%	8/15/23	3,000	3,358
Dallas County Hospital District GO	5.000%	8/15/27	6,745	8,663
Dallas County Hospital District GO	5.000%	8/15/31	15,395	19,956
Dallas County Hospital District GO	5.000%	8/15/32	14,520	18,736
Dallas County TX GO	5.000%	8/15/25	3,575	4,337
Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,085
Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	9,869
Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	9,803
Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	10,336
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,000	2,348
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	11,518
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	7,000	9,199
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,531
Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	8,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	10,699
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	16,887
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	14,195	15,288
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	9,665	13,170
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	14,149
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	7,775	8,368
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	5,675	7,681
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	5,785	6,221
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	3,620	4,863
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	9,040	9,717
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,020	2,699
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	3,660	4,468
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	6,104
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	3,210	3,905
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,776
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,403
[6]	Dallas Independent School District GO	4.000%	2/15/27	7,180	8,730
	Dallas TX GO, ETM	5.000%	2/15/22	45	47
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/23	9,880	9,918
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/24	8,345	8,377
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/25	5,050	5,070
[9]	Dallas TX Miscellaneous Revenue	5.000%	8/15/26	1,650	1,656
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/21	10,000	10,327
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/31	3,000	3,685
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/32	4,870	5,957
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	6,134
	Denton County TX GO	5.000%	7/15/21	1,515	1,548
	Denton County TX GO	5.000%	7/15/24	1,610	1,875
	Denton County TX GO	5.000%	7/15/25	1,605	1,942
	Denton County TX GO	4.000%	7/15/32	3,025	3,485
	Denton County TX GO	4.000%	7/15/33	2,000	2,299
	Denton Independent School District GO	5.000%	8/15/30	7,775	9,496
	Denton Independent School District GO	5.000%	8/15/32	2,150	2,582
	Denton Independent School District GO	5.000%	8/15/37	1,360	1,721
	Dickinson Independent School District GO	5.000%	2/15/32	3,135	3,532
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	1,895	2,115
	Dripping Springs TX Independent School District GO, Prere.	4.000%	2/15/24	3,000	3,348
	Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,100
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,352
	Ector County Hospital District GO	5.000%	9/15/29	780	970
	Ector County Hospital District GO	5.000%	9/15/30	850	1,073
	Ector County Hospital District GO	5.000%	9/15/32	1,750	2,192
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,592
	El Paso Independent School District GO	5.000%	8/15/35	5,380	6,621
	El Paso Independent School District GO	5.000%	8/15/36	5,000	6,139
	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,735
	El Paso Independent School District GO	5.000%	8/15/38	1,700	2,077
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,561
	El Paso TX GO	5.000%	8/15/28	1,000	1,320
	El Paso TX GO	5.000%	8/15/28	1,440	1,900
	El Paso TX GO	5.000%	8/15/29	1,265	1,704
	El Paso TX GO	5.000%	8/15/29	1,395	1,880
	El Paso TX GO	5.000%	8/15/29	780	1,051
	El Paso TX GO	5.000%	8/15/29	1,005	1,248
	El Paso TX GO	4.000%	8/15/30	3,480	4,109
	El Paso TX GO	5.000%	8/15/30	1,050	1,404
	El Paso TX GO	5.000%	8/15/30	620	829
	El Paso TX GO	5.000%	8/15/31	4,050	5,019
	El Paso TX GO	5.000%	8/15/31	1,355	1,804
	El Paso TX GO	5.000%	8/15/31	650	865
	El Paso TX GO	5.000%	8/15/32	3,625	4,488
	El Paso TX GO	5.000%	8/15/32	1,500	1,988
	El Paso TX GO	5.000%	8/15/32	1,015	1,345
	El Paso TX GO	5.000%	8/15/32	680	901
	El Paso TX GO	5.000%	8/15/33	1,280	1,689
	El Paso TX GO	5.000%	8/15/33	1,500	1,979
	El Paso TX GO	5.000%	8/15/34	4,570	5,639
	El Paso TX GO	4.000%	8/15/35	1,000	1,227
	El Paso TX GO	4.000%	8/15/35	1,075	1,319
	El Paso TX GO	5.000%	8/15/35	4,795	5,901
	El Paso TX GO	4.000%	8/15/36	1,010	1,234
	El Paso TX GO	4.000%	8/15/36	1,000	1,222
	El Paso TX GO	5.000%	8/15/36	4,005	4,917
	El Paso TX GO	5.000%	8/15/36	5,035	6,181
	El Paso TX GO	5.000%	8/15/36	1,000	1,112
	El Paso TX GO	4.000%	8/15/37	500	609
	El Paso TX GO	4.000%	8/15/37	1,110	1,353
	El Paso TX GO	4.000%	8/15/38	1,155	1,404
	El Paso TX GO	4.000%	8/15/39	1,000	1,213
	El Paso TX GO	4.000%	8/15/40	1,000	1,210
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	1,200	1,426
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/32	1,150	1,347
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,444
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,971
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	409
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	269
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	828
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	385
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	566
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	883
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	653
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	383
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	448
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	919
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	503
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	972
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	825	913
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	482
	Fort Bend County TX GO	5.000%	3/1/21	5,495	5,517
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,926
	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	9,753
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	3,603
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	7,523
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/30	6,430	6,454
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/31	6,255	6,278
[6]	Friendswood Independent School District GO	4.000%	2/15/29	800	1,006
[6]	Friendswood Independent School District GO	4.000%	2/15/30	950	1,213
	Frisco Independent School District GO	5.000%	8/15/22	5,000	5,376
	Frisco Independent School District GO	5.000%	8/15/23	2,025	2,273
	Frisco Independent School District GO	5.000%	8/15/24	2,195	2,564
	Frisco Independent School District GO	5.000%	8/15/25	4,545	5,511
	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,425
	Frisco Independent School District GO	5.000%	8/15/26	3,430	4,300
	Frisco Independent School District GO	5.000%	8/15/27	3,635	4,611
	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,845
	Frisco Independent School District GO	4.000%	8/15/32	3,765	4,463
	Frisco TX GO	5.000%	2/15/26	2,790	3,330
	Frisco TX GO	5.000%	2/15/27	5,475	6,770
	Frisco TX GO	5.000%	2/15/29	2,505	3,082
	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,712
	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,314
	Galena Park Independent School District GO	5.000%	8/15/27	1,825	2,349
	Galena Park Independent School District GO	5.000%	8/15/28	1,825	2,373
	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,586
	Galena Park Independent School District GO	5.000%	8/15/37	2,830	3,552
	Galveston County TX GO	4.000%	2/1/26	1,575	1,854
	Galveston County TX GO	4.000%	2/1/27	1,565	1,880
	Galveston County TX GO	4.000%	2/1/28	1,460	1,741
	Galveston County TX GO	4.000%	2/1/29	1,055	1,249
	Galveston County TX GO	5.000%	2/1/30	1,195	1,485
	Galveston County TX GO	4.000%	2/1/32	1,195	1,390
	Garland Independent School District GO	5.000%	2/15/22	3,000	3,153
	Garland Independent School District GO	5.000%	2/15/26	4,125	4,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,433
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,769
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,614
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,620
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,442
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,281
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,277
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	2,000	2,006
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	6,458
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	69,800	75,699
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.200% coupon rate effective 10/1/23	0.000%	10/1/31	2,990	3,529
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.300% coupon rate effective 10/1/23	0.000%	10/1/32	5,740	6,768
[8]	Grand Parkway Transportation Corp. Highway Revenue, 5.400% coupon rate effective 10/1/23	0.000%	10/1/33	18,100	21,337
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	4,780	5,453
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	4,011
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/28	3,000	3,614
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/32	2,325	2,790
	Gregory-Portland Independent School District GO	4.000%	2/15/29	2,690	3,365
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	0.010%	2/1/21	20,100	20,100
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/21	300	306
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/23	325	351
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	487
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	583
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	616
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	960
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	267
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	701
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	491
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	785
[4]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	902
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,316
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,286
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,336
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,530
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,890
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,725	2,011
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	9,755
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,503
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	2,065	2,322
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,170	3,704
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,302
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,729
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,958
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	8,760
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	4,692
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,594
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,500	3,332
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/26	3,500	4,400
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	36,475	36,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	7,087
	Harris County Flood Control District GO	3.000%	10/1/38	1,850	2,099
	Harris County Flood Control District GO	3.000%	10/1/40	2,230	2,502
	Harris County Flood Control District Lease Revenue	5.000%	10/1/27	5,020	5,890
	Harris County Flood Control District Lease Revenue	5.000%	10/1/28	3,000	3,514
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	2,000	2,340
	Harris County Flood Control District Lease Revenue	5.000%	10/1/29	10,000	12,142
	Harris County Flood Control District Lease Revenue	5.000%	10/1/32	5,015	6,349
	Harris County Flood Control District Lease Revenue	4.000%	10/1/35	4,115	4,910
	Harris County Flood Control District Lease Revenue	4.000%	10/1/36	5,865	6,978
	Harris County Flood Control District Lease Revenue	4.000%	10/1/38	5,010	5,934
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	2,220
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/4/21	8,475	8,475
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	2,500	3,236
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/34	2,235	2,812
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	2,114
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,100	2,625
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,504
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	3,490
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,822
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	2,610	3,222
	Harris County TX GO	5.000%	10/1/25	5,755	7,023
	Harris County TX GO	5.000%	10/1/25	8,180	9,970
	Harris County TX GO	5.000%	10/1/27	6,335	7,728
	Harris County TX GO	5.000%	10/1/28	6,660	8,107
	Harris County TX GO	5.000%	10/1/29	6,490	7,890
	Harris County TX GO	5.000%	10/1/30	5,405	6,554
	Harris County TX GO	5.000%	10/1/30	4,000	5,095
	Harris County TX GO	5.000%	10/1/34	2,700	3,395
	Harris County TX GO	5.000%	10/1/35	4,215	5,094
	Harris County TX GO	5.000%	10/1/36	6,545	7,900
	Harris County TX GO	5.000%	10/1/40	17,000	20,379
	Harris County TX Highway Revenue	5.000%	8/15/25	3,475	3,721
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,773
	Harris County TX Highway Revenue	5.000%	8/15/27	22,185	23,711
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	5,217
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,715
[2,5]	Harris County TX Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue TOB VRDO	0.110%	2/4/21	7,745	7,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	1,780	1,664
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,251
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,110
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,107
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,689
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,830
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	13,523
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,641
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,154
[5]	Hays County TX	3.250%	9/15/30	255	271
[5]	Hays County TX	3.750%	9/15/40	580	615
	Hays County TX GO	5.000%	2/15/26	1,145	1,406
	Hays County TX GO	5.000%	2/15/26	1,260	1,547
	Hays County TX GO	5.000%	2/15/27	1,105	1,396
	Hays County TX GO	5.000%	2/15/28	1,010	1,273
	Hays County TX GO	5.000%	2/15/28	1,695	2,137
	Hays County TX GO	5.000%	2/15/29	1,830	2,304
	Hays County TX GO	5.000%	2/15/29	1,615	2,034
	Hays County TX GO	5.000%	2/15/30	1,760	2,214
	Hays County TX GO	5.000%	2/15/30	2,175	2,736
	Hays County TX GO	5.000%	2/15/31	1,910	2,395
	Hays County TX GO	5.000%	2/15/31	1,590	1,993
	Hays County TX GO	5.000%	2/15/32	1,800	2,249
	Hays County TX GO	5.000%	2/15/34	1,035	1,285
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,761
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,210
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,282
	Highland Park Independent School District GO	5.000%	2/15/24	1,645	1,882
	Highland Park Independent School District GO	5.000%	2/15/26	3,000	3,697
	Houston Community College System GO	5.000%	2/15/23	3,635	3,995
[6]	Houston Community College System GO	5.000%	2/15/27	1,050	1,332
	Houston Independent School District GO	5.000%	2/15/21	15,920	15,948
	Houston Independent School District GO	5.000%	2/15/22	2,000	2,102
	Houston Independent School District GO	5.000%	2/15/26	1,855	2,289
	Houston Independent School District GO	5.000%	2/15/27	10,605	13,023
	Houston Independent School District GO	5.000%	2/15/28	22,185	28,117
	Houston Independent School District GO	4.000%	2/15/29	9,650	10,678
	Houston Independent School District GO	4.000%	2/15/30	17,925	19,823
	Houston Independent School District GO	4.000%	2/15/31	9,645	10,332
	Houston Independent School District GO	4.000%	2/15/32	4,000	4,718
	Houston Independent School District GO	5.000%	2/15/34	1,255	1,577
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,650	5,760
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	4,715
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,835
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	7,000	9,240
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,000	5,361

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	2,900	3,641
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,884
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	6,855
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	5,533
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	12,398
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	6,801
Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/21	3,000	3,061
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/21	2,945	2,986
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	7,325	8,133
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	9,595	11,106
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	6,080	7,033
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,530
Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	3,025	3,430
Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	1,055	1,196
Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	4,646
Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,913
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	6,050	7,093
Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	2,125
Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	18,905
Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	17,535	20,704
Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	12,583
Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	4,436
Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	2,054
Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	45,373
Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	5,185	6,771
Houston TX GO	5.000%	3/1/21	2,000	2,008
Houston TX GO	5.000%	3/1/22	12,250	12,900
Houston TX GO	5.000%	3/1/22	5,000	5,265
Houston TX GO	5.000%	3/1/23	4,000	4,402
Houston TX GO	5.000%	3/1/24	1,860	2,135
Houston TX GO	5.000%	3/1/25	1,600	1,908
Houston TX GO	5.000%	3/1/26	10,000	12,348
Houston TX GO	5.000%	3/1/26	10,000	11,426
Houston TX GO	5.000%	3/1/27	9,800	12,020
Houston TX GO	5.000%	3/1/27	6,025	7,654
Houston TX GO	5.000%	3/1/28	10,025	12,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	5.000%	3/1/29	6,000	7,552
	Houston TX GO	5.000%	3/1/30	4,000	4,541
	Houston TX GO	5.000%	3/1/31	5,195	6,290
	Houston TX GO	5.000%	3/1/32	3,840	4,635
	Houston TX GO	4.000%	3/1/33	5,000	5,834
	Houston TX GO	4.000%	3/1/34	5,015	5,823
	Houston TX GO	4.000%	3/1/35	3,000	3,470
	Houston TX GO, Prere.	5.000%	3/1/22	8,345	8,772
	Houston TX GO, Prere.	5.000%	3/1/22	8,335	8,775
[10]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/21	22,720	22,560
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,845
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,696
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,686
	Humble Independent School District GO	5.000%	2/15/21	5,575	5,585
	Humble Independent School District GO	5.500%	2/15/24	14,235	16,474
	Humble Independent School District GO	4.000%	2/15/28	5,090	5,780
	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/22	2,545	2,697
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	3,290	3,537
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/23	1,115	1,252
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,250	1,462
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	17,731
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	137
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	166
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	179
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	229
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	165
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	170
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	170
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	169
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	197
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	280
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	279
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	334
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	333
	Judson Independent School District GO	5.000%	2/1/25	1,070	1,272
	Katy Independent School District GO	5.000%	2/15/25	2,560	3,047
	Katy Independent School District GO	5.000%	2/15/26	2,090	2,481
	Katy Independent School District GO	5.000%	2/15/34	7,560	9,166
	Keller TX Independent School District GO	5.000%	8/15/26	5,155	6,120
	Keller TX Independent School District GO	4.000%	8/15/29	2,900	3,381
	Keller TX Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,958
	Kemp Independent School District GO	4.000%	2/15/30	1,650	1,806
	Klein Independent School District GO	4.000%	8/1/27	3,970	4,622
	Klein Independent School District GO	4.000%	8/1/34	2,805	3,216
	Klein Independent School District GO	5.000%	8/1/35	2,000	2,472
	Klein Independent School District GO	5.000%	8/1/37	3,000	3,699
	Klein Independent School District GO	4.000%	2/1/45	11,000	12,311
	La Joya Independent School District GO, Prere.	5.000%	8/15/22	2,985	3,207
	Lake Dallas Independent School District GO	4.000%	8/15/30	975	1,199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,367
Lake Travis Independent School District GO, Prere.	5.000%	2/15/21	2,665	2,670
Lamar Consolidated Independent School District GO	5.000%	2/15/25	1,375	1,442
Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	6,028
Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	5,347
Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,496
Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	5,343
Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,170
Laredo College District Combined Fee Revenue GO	5.000%	8/1/22	1,500	1,609
Laredo College District Combined Fee Revenue GO	4.000%	8/1/29	2,905	3,250
Laredo College District Combined Fee Revenue GO	5.000%	8/1/30	2,000	2,307
Laredo College District Combined Fee Revenue GO	5.000%	8/1/34	1,500	1,724
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	200	259
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/29	200	258
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/30	215	275
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/31	250	320
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/32	270	345
Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/33	225	287
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	358
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	280
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	654
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/37	400	474
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/38	375	444
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	738
Leander Independent School District GO	0.000%	8/16/24	8,500	8,399
Leander Independent School District GO	0.000%	8/16/25	10,000	9,811
Leander Independent School District GO	5.000%	8/15/30	5,420	6,502
Lewisville Independent School District GO	4.000%	8/15/27	4,535	5,266
Lewisville Independent School District GO	5.000%	8/15/28	5,000	6,628
Lone Star College System GO	5.000%	2/15/21	3,650	3,656
Lone Star College System GO	5.000%	2/15/21	1,140	1,142
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	6,755	9,108
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,750	3,592
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/29	2,500	3,339
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/30	1,000	1,326

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/31	1,750	2,314
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/32	2,250	2,965
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	3,000	3,941
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/33	1,245	1,675
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	4,250	5,553
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/34	1,500	2,011
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	4,500	5,869
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/35	1,250	1,671
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,060	1,410
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,988
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,635
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	2,710	3,555
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,195	1,378
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	2,565	2,959
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	1,440	1,724
Lower Colorado River Authority Lease Revenue	5.000%	5/15/27	5,300	6,084
Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	4,500	5,159
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	10,000	10,133
Lower Colorado River Authority Lease Revenue	5.000%	5/15/29	4,470	5,110
Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	4,000	4,053
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,010	3,319
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,635	1,923
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	1,375	1,665
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	13,955	15,376
Lower Colorado River Authority Lease Revenue	5.000%	5/15/32	1,420	1,669
Lower Colorado River Authority Lease Revenue	5.000%	5/15/33	8,500	9,359
Lower Colorado River Authority Lease Revenue	5.000%	5/15/34	2,010	2,564
Lower Colorado River Authority Lease Revenue	5.000%	5/15/35	3,065	3,900
Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue (ExxonMobil Project) VRDO	0.010%	2/1/21	9,200	9,200
Lubbock County TX GO	4.000%	2/15/29	2,170	2,725
Lubbock County TX GO	4.000%	2/15/30	2,260	2,878
Lubbock TX GO	4.000%	2/15/31	1,525	1,774
Lubbock TX GO	4.000%	2/15/32	1,425	1,654
Lubbock TX GO	4.000%	2/15/33	1,000	1,158
Lubbock TX GO, Prere.	5.000%	2/15/21	5,735	5,745
Lubbock TX GO, Prere.	5.000%	2/15/21	4,335	4,343
Lubbock TX GO, Prere.	5.000%	2/15/21	6,660	6,672
Lubbock TX GO, Prere.	5.000%	2/15/21	4,120	4,127
Lubbock TX GO, Prere.	5.000%	2/15/22	700	736
Mainland College GO	4.000%	8/15/30	650	813
Mainland College GO	4.000%	8/15/31	795	990
Mainland College GO	4.000%	8/15/32	560	693
Mainland College GO	4.000%	8/15/33	510	629
Mainland College GO	4.000%	8/15/34	635	780
Mainland College GO	4.000%	8/15/35	500	611
Mainland College GO	4.000%	8/15/36	1,000	1,216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mainland College GO	4.000%	8/15/37	750	907
Mainland College GO	4.000%	8/15/38	750	903
Mainland College GO	4.000%	8/15/39	1,680	2,013
Mainland College GO	4.000%	8/15/40	895	1,068
Mansfield Independent School District GO	5.000%	2/15/26	2,215	2,725
Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,000	6,472
Mansfield Independent School District GO, Prere.	4.000%	2/15/23	6,100	6,580
Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	10,995
Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,000	944
Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,462
Midway Independent School District GO	4.000%	8/15/32	1,500	1,871
Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	5,425	6,376
Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	5,645	6,595
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	608
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	790
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	816
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,743
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,267
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/38	1,830	2,082
Montgomery County TX GO	4.000%	3/1/29	11,625	14,115
Montgomery County TX GO	4.000%	3/1/30	13,500	16,271
Montgomery County TX GO	5.000%	3/1/31	16,450	20,071
Montgomery County TX GO	5.000%	3/1/32	16,910	20,604
Montgomery Independent School District GO	4.000%	2/15/45	20,475	22,817
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	3,048
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	2,000	2,107
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,290	4,209
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,040	2,585
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,522
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,666
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,874
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,504

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	4,368
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,905
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	815	844
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,811
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,479
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,320
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	10,375
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	13,197
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/24	1,225	1,380
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,839
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,183
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,558
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,684
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,759
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,838
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,927
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,718
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	10,372
North East TX Independent School District GO	4.000%	8/1/33	1,450	1,748
North East TX Independent School District GO	4.000%	8/1/35	1,250	1,495
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/21	7,275	7,482
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/22	6,000	6,462
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/23	7,000	7,872
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	10,204
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	10,186
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	8,085	8,811
North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,865	2,031
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	9,715	11,036

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,455	1,650
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	8,285	9,388
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,571
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,465	4,088
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	10,720	12,157
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,055	1,148
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,400	1,524
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,356
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,430	5,017
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	5,576
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	3,301
North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,888
North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,890
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	5,400	6,101
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	7,829
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	2,320
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,150	12,583
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	17,759
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,875
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,720
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	11,160
North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	15,597
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	56,106
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	19,023
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	4,332
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,932
North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,963
North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	51,797
North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	11,902
North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	8,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,947
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,348
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	38,382
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,788
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	5,245
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	9,813
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,855
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,455
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	7,547
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,220
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	6,155
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,630
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	15,137
[4]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,562
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	2,292
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	8,610
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,639
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15,935	18,264
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,488
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	44,351
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,000	12,179
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,035	3,520
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	14,061
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	3,150	3,239
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	4,000	4,113
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	13,500	13,882
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	4,130	4,253
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	1,250	1,289
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	12,400	12,949
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,681
	Northside Independent School District GO	5.000%	2/15/23	3,130	3,438

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northside Independent School District GO	5.000%	6/15/23	3,015	3,360
Northside Independent School District GO	5.000%	2/15/24	5,090	5,832
Northside Independent School District GO	4.000%	6/1/24	3,345	3,512
Northside Independent School District GO	5.000%	6/15/25	3,000	3,335
Northside Independent School District GO	4.000%	6/1/27	3,645	3,820
Northside Independent School District GO	5.000%	6/15/27	2,390	2,979
Northside Independent School District GO	4.000%	6/1/28	3,020	3,164
Northside Independent School District GO PUT	0.700%	6/1/25	10,000	10,136
Northwest Independent School District GO	5.000%	2/15/25	10,000	11,917
Northwest Independent School District GO	5.000%	2/15/26	6,380	7,652
Northwest Independent School District GO	4.000%	2/15/37	3,125	3,896
Northwest Independent School District GO	4.000%	2/15/39	2,410	2,993
Northwest Independent School District GO	4.000%	2/15/40	1,550	1,924
Odessa Junior College District GO	5.000%	8/15/26	770	958
Odessa Junior College District GO	5.000%	8/15/28	660	838
Odessa Junior College District GO	4.000%	8/15/35	2,170	2,489
Odessa Junior College District GO	4.000%	8/15/36	1,000	1,144
Odessa Junior College District GO	4.000%	8/15/37	2,885	3,290
Pampa Independent School District GO	5.000%	8/15/25	1,000	1,211
Pasadena Independent School District GO	5.000%	2/15/43	5,000	5,463
Pasadena Independent School District GO, Prere.	5.000%	2/15/23	5,465	6,006
Pasadena TX GO	4.000%	2/15/29	1,000	1,139
Pasadena TX GO	4.000%	2/15/30	1,765	2,010
Pearland Independent School District GO	5.000%	2/15/26	2,100	2,588
Pearland Independent School District GO	5.000%	2/15/28	2,055	2,527
Pearland Independent School District GO	4.000%	2/15/31	3,830	4,454
Pearland Independent School District GO	5.000%	2/15/31	1,000	1,221
Pearland TX GO	5.000%	3/1/30	9,575	11,683
Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	3,130	3,639
Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	7,523
Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,370
Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/33	5,675	6,308
Permanent University Fund - University of Texas System College & University Revenue VRDO	0.010%	2/4/21	5,000	5,000
Pflugerville Independent School District GO	5.000%	2/15/23	2,000	2,196
Pflugerville Independent School District GO	5.000%	2/15/31	2,795	3,608
Pflugerville Independent School District GO	5.000%	2/15/32	5,160	6,642
Pflugerville Independent School District GO	5.000%	2/15/37	4,400	5,298
Pflugerville Independent School District GO	5.000%	2/15/38	5,000	6,007
Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,605
Plano Independent School District GO	5.000%	2/15/21	7,200	7,213
Plano Independent School District GO	5.000%	2/15/28	12,745	15,737
Port Arthur Independent School District GO	5.000%	2/15/24	1,700	1,944
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,832
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,544
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,804
Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,440
Prosper Independent School District GO	4.000%	2/15/32	3,290	4,052
Prosper Independent School District GO	5.000%	2/15/37	2,270	2,878

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,140
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	1,150
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	1,045
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	705	814
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,631
Red River Education Finance Corp College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	1,064
Richardson Independent School District GO	5.000%	2/15/21	3,000	3,005
Round Rock Independent School District GO	5.000%	8/1/29	1,255	1,571
Round Rock Independent School District GO	4.000%	8/1/32	5,050	6,268
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	3,060	3,139
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	215	242
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	5,634
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	8,734
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	2,094
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	20,965	21,989
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	40,320	44,227
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	7,510	8,054
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	855	985
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	3,150	3,378
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	15,092
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,725	9,160
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	19,120
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	3,695	4,650
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	14,041
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	3,082
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,407
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,861
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,000	11,686
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	16,005	21,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	24,766
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,963
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	21,175
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	4,000	4,136
	San Antonio TX GO	5.000%	2/1/23	12,630	13,848
	San Antonio TX GO	5.000%	2/1/24	8,010	9,163
	San Antonio TX GO	5.000%	2/1/25	10,000	11,895
	San Antonio TX GO	5.000%	2/1/26	4,300	4,919
	San Antonio TX GO	5.000%	2/1/26	5,800	6,912
	San Antonio TX GO	5.000%	2/1/27	4,915	5,842
	San Antonio TX GO	4.000%	8/1/35	9,170	11,219
	San Antonio TX GO, Prere.	4.000%	8/1/22	4,395	4,651
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,150	5,739
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,572
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	2,003
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,144
	San Antonio TX GO, Prere.	5.000%	2/1/24	2,100	2,403
	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	6,634
	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	7,577
	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,821
	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	2,084
	San Antonio TX Independent School District GO	5.000%	8/15/30	3,035	3,774
	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,240
	San Antonio TX Independent School District GO	5.000%	8/15/32	4,525	5,873
	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,579
	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,572
	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	3,347
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,408
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	7,799
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	8,727
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	8,079
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	3,427
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	5,593
	San Antonio Water System Water Revenue	4.000%	5/15/37	1,150	1,428
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	6,490
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	7,009
	San Antonio Water System Water Revenue	4.000%	5/15/40	19,000	21,290
[6]	San Jacinto Community College District GO	5.000%	2/15/29	1,200	1,599
[6]	San Jacinto Community College District GO	5.000%	2/15/30	500	680
[6]	San Jacinto Community College District GO	5.000%	2/15/31	500	693
[6]	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,261
[6]	San Jacinto Community College District GO	4.000%	2/15/35	750	944
[6]	San Jacinto Community College District GO	4.000%	2/15/36	700	878
	San Marcos TX GO	5.000%	8/15/26	1,610	2,007
	Socorro Independent School District GO	5.000%	8/15/29	4,005	5,129
	Socorro Independent School District GO	4.000%	8/15/31	9,000	10,855
	Socorro Independent School District GO	4.000%	8/15/32	3,000	3,603
	Socorro Independent School District GO	5.000%	8/15/34	4,605	5,949
	Socorro Independent School District GO	5.000%	8/15/35	4,435	5,726
	Socorro Independent School District GO	5.000%	8/15/36	4,305	5,553
	Socorro Independent School District GO	5.000%	8/15/39	9,335	11,988
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	5,213
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	3,115
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	876
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	3,332
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	952
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	2,051
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/31	3,440	3,690
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/32	3,530	3,773
	Southwest Higher Education Authority Inc. College & University Revenue	3.000%	10/1/33	3,760	4,006
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,543
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	3,124
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	560	697
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	200	253
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/30	500	640
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/31	425	503
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	450	524
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/34	225	261
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/35	225	261
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	4.000%	9/1/36	350	404
	Spring Branch Independent School District GO	5.000%	2/1/21	2,500	2,500
	Spring Branch Independent School District GO	5.000%	2/1/26	3,465	4,279
	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	4,391
	Spring Independent School District GO	5.000%	8/15/24	5,145	6,019
	Spring Independent School District GO	5.000%	8/15/25	3,690	4,482
	Spring Independent School District GO	5.000%	8/15/28	7,850	9,428
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,863
	Spring Independent School District GO	5.000%	8/15/29	4,315	5,176
	Spring Independent School District GO	5.000%	8/15/32	6,165	7,365
	Spring Independent School District GO	5.000%	8/15/33	8,565	10,568
	Spring Independent School District GO	5.000%	8/15/34	8,995	11,087
	Spring Independent School District GO	5.000%	8/15/35	6,000	7,388
	Spring Independent School District GO	5.000%	8/15/36	6,915	8,506
	Spring Independent School District GO	5.000%	8/15/37	5,000	6,148
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	746
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,803
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,228
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,749
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,158
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,521

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	935	1,017
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	1,048
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	550	648
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	4,334
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	5,026
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	5,156
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	7,718
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,740
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	795	1,062
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/31	21,880	24,373
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,913
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	3,323
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	3,419
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,850	2,436
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	3,472
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	4,009
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,208
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	2,286
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	963
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	3,000	3,170
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	10,300	10,300
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	36,095	36,095
	Tarrant Regional Water District Water Revenue	5.000%	3/1/28	4,565	5,933
	Tarrant Regional Water District Water Revenue	5.000%	3/1/29	4,825	6,424
	Tarrant Regional Water District Water Revenue	4.000%	3/1/30	2,735	3,439
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	3/1/24	7,570	8,690
	Texas A&M University College & University Revenue	5.000%	5/15/22	10,935	11,626
	Texas A&M University College & University Revenue	4.000%	5/15/29	10,065	11,838
	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,710
	Texas GO	5.000%	8/1/21	365	374
	Texas GO	5.000%	8/1/21	1,995	2,044
	Texas GO	5.000%	10/1/21	3,550	3,666
	Texas GO	5.000%	4/1/22	10,290	10,878
	Texas GO	5.000%	4/1/22	14,010	14,810
	Texas GO	5.000%	8/1/22	885	950
	Texas GO	5.000%	8/1/22	1,000	1,073
	Texas GO	5.000%	10/1/22	19,055	20,607
	Texas GO	5.000%	10/1/22	7,000	7,570
	Texas GO	5.000%	10/1/23	13,260	14,983
	Texas GO	5.000%	4/1/24	6,230	7,180
	Texas GO	5.000%	10/1/24	2,020	2,329
	Texas GO	5.000%	10/1/24	20,700	24,339
	Texas GO	5.000%	10/1/24	4,000	4,703
	Texas GO	5.000%	4/1/25	3,855	4,618
	Texas GO	5.000%	4/1/25	10,050	11,582
	Texas GO	5.000%	10/1/25	33,710	39,637
	Texas GO	5.000%	10/1/25	5,435	6,636
	Texas GO	5.000%	10/1/25	16,250	19,840
	Texas GO	5.000%	4/1/26	13,560	15,609
	Texas GO	5.000%	10/1/26	8,000	9,403
	Texas GO	5.000%	10/1/27	5,320	6,266
	Texas GO	5.000%	10/1/27	2,000	2,430
	Texas GO	4.000%	10/1/30	3,500	3,964
	Texas GO	5.000%	10/1/30	17,430	22,424
	Texas GO	5.000%	4/1/32	15,000	18,450
	Texas GO	5.000%	10/1/32	12,225	15,631
	Texas GO	5.000%	4/1/33	5,000	6,144
	Texas GO	4.000%	10/1/33	3,500	4,160
	Texas GO	5.000%	10/1/33	7,560	9,633
	Texas GO	5.000%	4/1/34	4,010	4,921
	Texas GO	5.000%	10/1/34	11,795	14,997
	Texas GO	5.000%	4/1/36	13,000	15,908
	Texas GO	5.000%	4/1/36	19,300	23,618
	Texas GO	5.000%	10/1/36	55,945	67,323
	Texas GO	5.000%	4/1/37	8,000	9,776
	Texas GO	5.000%	4/1/38	4,300	5,242
	Texas GO	5.000%	4/1/39	10,450	12,716
	Texas GO VRDO	0.040%	2/3/21	25,790	25,790
	Texas GO VRDO	0.050%	2/3/21	18,000	18,000
	Texas GO VRDO	0.060%	2/3/21	22,385	22,385
	Texas GO VRDO	0.070%	2/3/21	8,000	8,000
	Texas GO, Prere.	4.000%	4/1/24	5,000	5,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO, Prere.	5.000%	4/1/24	32,025	36,893
	Texas GO, Prere.	5.000%	4/1/24	10,015	11,537
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	6,000	6,326
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	4,400	4,864
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	8,000	8,840
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	5,100	5,630
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,204
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,500	8,270
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,837
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	12,000	13,212
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	7,492
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	8,190	8,999
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	5,065	6,538
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	21,255	23,305
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	8,585	11,276
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	9,580	12,793
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	17,685	19,327
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,010	8,156
[6]	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	9,060	12,459
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/21	10,820	11,281
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/22	4,090	4,462
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,874
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	23,550	28,173
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	450	452
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	600	602
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	450	452
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	550	552
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/31	550	552
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/32	475	477
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/33	500	502
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/34	1,000	1,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/35	700	703
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/36	785	788
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/37	590	592
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	6,214
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	1,000	1,307
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	7,000	8,626
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	5,250	6,452
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,250	5,172
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	7,885
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	11,055
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	14,468
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	18,014
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	11,454
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	9,175	11,003
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	8,386
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	6,370	7,610
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	9,990
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	8,395
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	2,125	2,515
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	8,562
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	7,093
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	190	222
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	7,775	9,150
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	5,875	6,907
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	3,519
Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,977
Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,892
Texas State University System College & University Revenue	4.000%	3/15/34	3,510	4,259
Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,952
Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,421
Texas State University System College & University Revenue	5.000%	3/15/35	1,710	2,126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,860
Texas State University System College & University Revenue, Prere.	5.000%	3/15/21	3,870	3,893
Texas State University System College & University Revenue, Prere.	5.000%	3/15/21	4,480	4,506
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	765	843
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,215	1,339
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	13,650	14,436
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	5,610	6,197
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	5,500	6,333
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	35,325	41,493
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	26,135	31,868
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	5,542
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,754
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	12,175	12,479
Texas Water Development Board Water Revenue	5.000%	10/15/21	3,340	3,456
Texas Water Development Board Water Revenue	5.000%	10/15/23	2,030	2,296
Texas Water Development Board Water Revenue	5.000%	8/1/24	3,435	4,011
Texas Water Development Board Water Revenue	5.000%	10/15/24	2,385	2,808
Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,824
Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	7,469
Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	6,611
Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	3,265
Texas Water Development Board Water Revenue	5.000%	10/15/25	2,710	3,314
Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	16,261
Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	4,851
Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	12,631
Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	10,029
Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	5,296
Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	8,746
Texas Water Development Board Water Revenue	4.000%	10/15/31	2,120	2,526
Texas Water Development Board Water Revenue	5.000%	10/15/31	5,605	7,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/31	8,090	9,782
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,000	8,557
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	6,252
	Texas Water Development Board Water Revenue	4.000%	10/15/33	9,000	11,100
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	4,360
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	4,972
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	7,121
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	22,776
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	7,339
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	7,264
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	43,615
	Texas Water Development Board Water Revenue	4.000%	10/15/35	9,000	10,603
	Texas Water Development Board Water Revenue	4.000%	10/15/36	8,690	10,636
	Texas Water Development Board Water Revenue	4.000%	10/15/36	3,895	4,579
	Texas Water Development Board Water Revenue	3.000%	10/15/37	10,000	11,600
	Texas Water Development Board Water Revenue	3.000%	10/15/38	7,500	8,666
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	6,496
	Texas Water Development Board Water Revenue	3.000%	10/15/40	1,795	2,058
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	6,354
[2,5]	Texas Water Development Board Water Revenue TOB VRDO	0.080%	2/4/21	3,100	3,100
	Tomball Independent School District GO	5.000%	2/15/23	5,000	5,487
	Tomball Independent School District GO	5.000%	2/15/24	10,000	11,438
	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,172
	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,265
	Travis County TX GO	5.000%	3/1/23	4,200	4,620
	Travis County TX GO	5.000%	3/1/27	2,510	3,109
	Travis County TX GO	5.000%	3/1/28	6,180	7,635
	Travis County TX GO	5.000%	3/1/31	5,100	6,739
	Travis County TX GO	5.000%	3/1/33	15,910	20,823
	Travis County TX GO	5.000%	3/1/37	8,930	11,582
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	8,733
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/30	2,845	3,949
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	5,258
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	4,526
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	5,763

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	5,044
Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	5,094
Tyler Independent School District GO	5.000%	2/15/26	1,015	1,205
University of Houston College & University Revenue	5.000%	2/15/28	2,500	3,059
University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,900
University of Houston College & University Revenue	5.000%	2/15/29	1,210	1,474
University of Houston College & University Revenue	3.000%	2/15/31	9,150	10,473
University of Houston College & University Revenue	4.000%	2/15/31	4,865	5,449
University of Houston College & University Revenue	3.000%	2/15/32	12,375	14,090
University of Houston College & University Revenue	4.000%	2/15/32	4,875	5,443
University of Houston College & University Revenue	4.000%	2/15/32	11,375	12,912
University of Houston College & University Revenue	3.000%	2/15/33	10,290	11,647
University of Houston College & University Revenue	4.000%	2/15/33	10,000	11,313
University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,994
University of Houston College & University Revenue	3.000%	2/15/35	10,920	12,280
University of Houston College & University Revenue	4.000%	2/15/35	15,080	16,996
University of Houston College & University Revenue	5.000%	2/15/37	15,015	17,859
University of Houston College & University Revenue, Prere.	5.000%	2/15/21	255	255
University of Houston College & University Revenue, Prere.	5.000%	2/15/21	4,745	4,753
University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	4,572
University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,229
University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,833
University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,380
University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	3,145
University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	2,038
University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,502
University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	2,246
University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,614
University of Texas System College & University Revenue	5.000%	8/15/22	2,915	3,135
University of Texas System College & University Revenue	5.000%	8/15/22	1,000	1,075
University of Texas System College & University Revenue	5.000%	8/15/22	1,550	1,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/22	5,030	5,409
	University of Texas System College & University Revenue	5.000%	8/15/23	9,030	10,150
	University of Texas System College & University Revenue	5.000%	8/15/24	2,320	2,717
	University of Texas System College & University Revenue	5.000%	8/15/24	8,235	9,640
	University of Texas System College & University Revenue	5.000%	8/15/24	3,450	4,040
	University of Texas System College & University Revenue	5.000%	8/15/25	3,760	4,571
	University of Texas System College & University Revenue	5.000%	8/15/25	2,950	3,586
	University of Texas System College & University Revenue	5.000%	8/15/25	10,190	12,387
	University of Texas System College & University Revenue	5.000%	8/15/26	5,490	6,899
	University of Texas System College & University Revenue	5.000%	8/15/26	6,500	8,169
	University of Texas System College & University Revenue	5.000%	8/15/26	6,140	7,716
	University of Texas System College & University Revenue	5.000%	8/15/27	10,045	12,976
	University of Texas System College & University Revenue	5.000%	8/15/27	2,300	2,971
	University of Texas System College & University Revenue	5.000%	8/15/29	2,535	3,237
	University of Texas System College & University Revenue	5.000%	8/15/33	10,495	13,948
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	9,835	10,573
	University of Texas System College & University Revenue, Prere.	5.000%	8/15/22	4,180	4,494
	Victoria Independent School District GO	5.000%	2/15/24	1,000	1,144
	Waco TX GO	5.000%	2/1/27	2,610	3,310
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,413
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	3,090
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,479
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,731
	Wichita Falls Independent School District GO	5.000%	2/1/24	1,670	1,908
	Williamson County TX GO	5.000%	2/15/23	6,000	6,301
	Wylie Independent School District GO	5.000%	8/15/32	2,515	3,362
	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,921
	Wylie Independent School District GO	5.000%	8/15/34	1,700	2,256
	Ysleta Independent School District GO	5.000%	8/15/34	1,750	2,147
	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,547
	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,865
					7,126,148
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	8,798
	Alpine UT School District GO	5.000%	3/15/30	3,450	4,475
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	2,322
	Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,024
	Central Utah Water Conservancy District GO	5.000%	4/1/28	765	771

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,056
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/32	4,080	4,876
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	3,042
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,753
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,556
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/36	3,345	3,954
Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	3,066
Central Utah Water Conservancy District Water Revenue, Prere	5.000%	10/1/22	4,640	5,017
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,186
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,178
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,586
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/36	1,000	1,172
Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,683
Metropolitan Water District of Salt Lake & Sandy Water Revenue, Prere.	5.000%	7/1/22	2,000	2,138
Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	1,190	1,190
Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	3,845	3,845
Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	2/4/21	22,150	22,150
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	2,253
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	2,143
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,609
Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,990
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,383
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,347
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,239
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,342
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,543
Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,428
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/33	1,120	1,474
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,508
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,374
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,505

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	2,165
University of Utah College & University Revenue	5.000%	8/1/27	850	1,098
University of Utah College & University Revenue	5.000%	8/1/28	565	749
University of Utah College & University Revenue	5.000%	8/1/28	750	995
University of Utah College & University Revenue	5.000%	8/1/29	555	753
University of Utah College & University Revenue	5.000%	8/1/29	625	848
University of Utah College & University Revenue	5.000%	8/1/30	540	746
University of Utah College & University Revenue	5.000%	8/1/32	1,415	1,934
University of Utah College & University Revenue	5.000%	8/1/33	1,000	1,360
University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,365
University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,237
University of Utah College & University Revenue	4.000%	8/1/39	1,100	1,353
University of Utah College & University Revenue	4.000%	8/1/41	1,200	1,467
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,060	4,373
Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project), Prere.	5.000%	9/1/22	4,260	4,589
Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	861
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,545
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,777
Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,602
Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.050%	2/3/21	18,590	18,590
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,375
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,330	1,772
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,496
Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,105	1,459
Utah GO	5.000%	7/1/22	5,100	5,452
Utah GO	5.000%	7/1/23	14,500	16,202
Utah GO	5.000%	7/1/24	5,095	5,937
Utah GO	5.000%	7/1/24	9,000	10,488
Utah GO	5.000%	7/1/25	5,000	6,062
Utah GO	5.000%	7/1/27	2,750	3,559
Utah State University College & University Revenue	4.000%	12/1/32	1,295	1,544
Utah State University College & University Revenue	3.000%	12/1/33	1,965	2,133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah State University College & University Revenue	3.000%	12/1/34	2,025	2,184
Utah State University College & University Revenue	3.000%	12/1/35	2,085	2,233
Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	1,885	2,162
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	5,004
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,679
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,000	2,387
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,120	3,559
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,826
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,262
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,689
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,713
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	8,055
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	5,444
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	12,456
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	12,673
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	8,567
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	12/15/35	5,215	6,602
Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	18,200	18,200
				322,557
Vermont (0.1%)
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	4,004
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	4,674
University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	2,481
Vermont Educational & Health Buildings Financing Agency College & University Revenue	5.000%	11/1/31	4,130	4,428
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,303
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,416
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,537
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,673
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,902
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	3,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/34	7,910	9,429
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,909
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	4,574
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,875
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,911
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/31	2,265	2,856
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,915
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,241
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,377
					56,546
Virgin Islands (0.0%)
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	3,138
Virginia (2.1%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	21,500	21,500
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	6,300	6,300
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	812
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	947
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	940
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	1,002
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,595
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,633
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,312
	Arlington County VA GO	5.000%	8/15/25	2,445	2,977
	Arlington County VA GO	4.000%	6/15/32	8,590	10,772
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/23	1,600	1,702
	Chesapeake VA GO	5.000%	8/1/26	3,670	4,620
	Commonwealth of Virginia GO	4.000%	6/1/24	10,145	11,058
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/22	8,045	8,699
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,102
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,326
	Fairfax County VA GO	5.000%	10/1/21	1,075	1,110
	Fairfax County VA GO	5.000%	10/1/21	4,315	4,456

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fairfax County VA GO	5.000%	10/1/23	10,000	11,302
Fairfax County VA GO	4.000%	10/1/25	4,000	4,673
Fairfax County VA GO	5.000%	10/1/25	4,000	4,706
Fairfax County VA GO	5.000%	10/1/25	5,000	6,056
Fairfax County VA GO	5.000%	10/1/26	4,285	5,042
Fairfax County VA GO	4.000%	10/1/27	1,505	1,790
Fairfax County VA GO	4.000%	10/1/30	11,420	13,746
Fairfax County VA GO	5.000%	10/1/30	6,000	7,870
Fairfax County VA GO	4.000%	10/1/31	11,420	13,720
Fairfax County VA GO	5.000%	10/1/31	8,075	10,569
Fairfax County VA GO	4.000%	10/1/32	10,000	11,980
Fairfax County VA GO	5.000%	10/1/33	9,630	12,865
Fairfax County VA GO	5.000%	10/1/38	5,730	7,685
Fairfax County Water Authority Water Revenue, Prere.	5.000%	4/1/22	2,500	2,642
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/30	1,275	1,536
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/31	2,390	2,864
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/32	2,510	2,988
Farmville IDA Local or Guaranteed Housing Revenue (Longwood University Student Project)	5.000%	1/1/33	2,635	3,120
Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/23	2,500	2,765
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/37	7,260	9,138
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	46,500	49,629
Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	270	284
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,895
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,637
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	559
Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/28	3,205	3,992
Loudoun County VA GO	5.000%	12/1/25	10,100	12,435
Loudoun County VA GO	3.000%	12/1/32	7,535	8,586
Loudoun County VA GO	3.000%	12/1/33	7,535	8,552
Loudoun County VA GO	3.000%	12/1/34	3,770	4,269
Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	2,024
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/28	1,805	2,155
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/29	2,030	2,450
Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/30	2,605	3,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/31	1,500	1,806
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/32	780	934
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/34	1,320	1,566
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/35	1,155	1,367
	Mosaic District Community Development Authority Appropriation Revenue	4.000%	3/1/36	1,475	1,739
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,934
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	2,017
	Newport News VA GO	5.000%	8/1/29	2,970	3,808
	Newport News VA GO	4.000%	2/1/30	1,000	1,256
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	4,600	5,981
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	2/3/21	11,005	11,005
	Norfolk VA GO	5.000%	8/1/30	2,360	3,103
	Norfolk VA GO	5.000%	8/1/31	3,815	4,995
	Norfolk VA GO	5.000%	8/1/32	3,700	4,823
	Norfolk VA GO	5.000%	8/1/36	5,475	7,050
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,750	3,222
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,485	6,426
	Norfolk VA GO, Prere.	5.000%	9/1/24	4,410	5,167
	Norfolk VA GO, Prere.	5.000%	9/1/24	5,345	6,262
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,343
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,343
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,515
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,515
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,343
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,515
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,515
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	5,553
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	7,579
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	5,295
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	8,810
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	9,273
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,833
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	19,575
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	11,044
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,780
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	3,552
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,498
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,617
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,742
[5]	Peninsula Town Center Community Development Authority	4.500%	9/1/28	725	773
[5]	Peninsula Town Center Community Development Authority	5.000%	9/1/37	1,750	1,899
	Richmond VA GO, Prere.	5.000%	3/1/23	7,685	8,461
	Richmond VA GO, Prere.	5.000%	3/1/23	9,120	10,040
	Richmond VA GO, Prere.	5.000%	3/1/23	4,525	4,982
	Richmond VA Public Utility Water Revenue	5.000%	1/15/28	4,000	4,905

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	2,500	2,549
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,040	3,243
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,493
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,475	1,572
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	700	864
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,520	1,862
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,550	1,894
Salem VA GO	5.000%	5/1/28	2,450	3,232
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	2,442
Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/35	2,185	2,545
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,185
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	2,079
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,813
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,863
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,180
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,943
Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,938
Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,374
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	893
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,165
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,336
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,398
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	836
Virginia Beach VA GO	5.000%	5/1/22	4,300	4,560
Virginia Beach VA GO	5.000%	5/1/23	4,300	4,769
Virginia Beach VA GO	5.000%	5/1/24	4,300	4,971
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/39	3,745	4,313
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	4,409
Virginia Beach VA Water & Sewer System Water Revenue	5.000%	10/1/25	2,750	3,360

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	1,045	1,096
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	2,495	2,971
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	23,453
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	37,120
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	6,166
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/30	4,080	4,711
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/31	4,300	4,951
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	18,335	21,099
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	20,225	23,216
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	21,461
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	21,035	24,064
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	7,982
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	11,123
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	8,096
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	9,856
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/24	20,605	23,565
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	21,385	25,466
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	16,065	19,117
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	28,480
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/21	5,840	5,840
Virginia College Building Authority College & University Revenue	5.000%	9/1/22	13,615	14,671
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	6,085	7,615
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	5,302
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	3,261
Virginia College Building Authority College & University Revenue	4.000%	9/1/36	6,500	7,805
Virginia College Building Authority College & University Revenue (Richmond University Project) VRDO	0.020%	2/1/21	3,500	3,500
Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/22	4,385	4,713
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	10,020	11,127

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	5,262
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	3,015	3,760
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	5,692
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	4,605	5,914
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	6,807
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	7,936
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/30	10,190	12,155
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	12,607
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	7,000	7,801
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,020	13,056
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/32	11,855	13,859
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	10,467
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	11,749
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	9,608
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/23	3,520	3,909
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/24	6,845	7,925
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	6,025
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	6,186
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	9,306
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	13,765	13,959
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/21	30,140	30,566
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	21,000	22,319
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	12,560	13,349
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	10,000	10,628
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/21	2,000	2,061
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	11,449
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	4,494
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/29	8,465	10,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	2,000	2,486
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/22	2,000	2,110
[16]	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	15,155	18,480
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	18,674
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	12,801
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	16,755
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,040	13,015
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,075	15,549
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,790	3,011
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,040	5,439
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,100	2,266
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	1,800	1,942
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,035	5,433
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	2,000	2,158
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN, Prere.	5.000%	9/15/22	5,260	5,676
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,326
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	2,204
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,480
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	2,086
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,451
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,734
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	9,165	9,388
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	8,055	8,251
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	8,500	9,922
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	4,437
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	7,114
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	6,100	8,154
	Virginia Public School Authority Ad Valorem Property Tax Revenue	5.000%	3/1/22	3,780	3,980

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Public School Authority Appropriations Revenue	5.000%	4/15/24	10,000	11,539
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	25,225	27,078
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	12,240	13,716
Virginia Public School Authority Lease Revenue	5.000%	8/1/24	6,400	7,473
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,235	2,717
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	6,420	7,793
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	5,770	7,004
Virginia Public School Authority Lease Revenue	5.000%	3/1/26	5,125	6,367
Virginia Public School Authority Lease Revenue	3.000%	8/1/26	11,935	13,019
Virginia Public School Authority Lease Revenue	5.000%	8/1/29	8,500	10,669
Virginia Public School Authority Lease Revenue	4.000%	3/1/31	5,795	7,041
Virginia Public School Authority Lease Revenue	3.000%	8/1/31	6,010	6,672
Virginia Public School Authority Lease Revenue	5.000%	8/1/31	4,630	6,207
Virginia Public School Authority Lease Revenue	4.000%	3/1/32	5,795	7,012
Virginia Public School Authority Lease Revenue	5.000%	8/1/32	4,775	6,369
Virginia Public School Authority Lease Revenue	3.000%	10/1/33	5,455	6,314
Virginia Public School Authority Lease Revenue	3.000%	8/1/35	3,750	4,197
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	8,500	9,194
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/22	7,870	8,512
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	6,005	6,782
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/23	9,985	11,277
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,997
Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/37	2,000	2,274
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	230	249
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	140	152
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	7,245	7,857
Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/22	4,255	4,614
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	5,000	6,000
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	7,178
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	5,000	5,966
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,420	27,546
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,533
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,530
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,926
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,503
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	14,570
				1,728,784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington (2.5%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,520
	Bellevue WA GO	5.000%	12/1/37	6,265	6,627
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/26	400	490
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	882
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/28	325	419
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	750	987
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	1,004
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	820
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/32	650	883
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/33	600	811
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	842
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	940
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	969
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	1,066
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	764
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	828
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	859
[6]	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	922
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,344
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,656
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,523
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,300	1,617
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	3,207
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	2,006
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	3,405
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	3,190
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	5,932
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	7,890
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	10,118
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	5,263
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	3,290
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/22	3,420	3,654
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/23	3,825	4,269
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,848
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/26	10,000	10,198
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	6,000	6,905
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/31	10,150	11,655
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	5,025	5,766
	Energy Northwest Nuclear Revenue	4.000%	7/1/23	5,725	6,252

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,840	2,139
Energy Northwest Nuclear Revenue	5.000%	7/1/24	5,520	6,416
Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	48,102
Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,874
Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,201
Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	10,812
Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	7,691
Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	32,899
Energy Northwest Nuclear Revenue	5.000%	7/1/38	42,585	55,696
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	2,445	2,952
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	19,010	22,011
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	8,530	9,093
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	26,609
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	22,118
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	13,010	15,040
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	7,752
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,237
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,168
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,399
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,833
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,890
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	14,056
King County School District No. 401 Highline GO	5.000%	12/1/24	7,105	7,722
King County School District No. 401 Highline GO	5.000%	12/1/25	13,000	14,123
King County School District No. 403 Renton GO	4.000%	12/1/34	1,475	1,838
King County School District No. 405 Bellevue GO	5.000%	12/1/22	3,035	3,305
King County School District No. 405 Bellevue GO	5.000%	12/1/23	4,200	4,770
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	16,505	16,771
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	17,335	17,614
King County School District No. 405 Bellevue GO, Prere.	5.000%	6/1/21	18,200	18,493
King County School District No. 411 Issaquah GO	4.000%	12/1/28	11,910	12,855
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,585
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,816
King County School District No. 414 Lake Washington GO	5.000%	12/1/21	14,785	15,387
King County WA GO, Prere.	5.000%	7/1/22	4,140	4,426
King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,826

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King County WA Sewer Revenue	4.000%	7/1/32	5,460	6,320
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,976
King County WA Sewer Revenue	4.000%	7/1/33	12,500	14,423
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,459
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/32	1,025	1,229
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,854
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	4,093
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	4,106
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,297
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,334
Pierce County School District No. 3 Puyallup GO	5.000%	12/1/25	6,500	7,069
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	13,448
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	1,127
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,744
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,672
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	3,100
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/22	2,000	2,004
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	12/1/22	5,525	5,537
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	2,089
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	1,515	1,752
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,575
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,219
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,153
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	8,650	9,229
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	2,045
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/28	7,485	7,974
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,319
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,709
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	6/1/30	6,000	6,012
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	8,000	8,507
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,560	5,907
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,152
Seattle WA Water System Water Revenue	5.000%	9/1/23	14,315	15,413
Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	2,062

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,519
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	4,210
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	6,012
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	4,232
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/30	3,000	3,427
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/31	3,650	4,164
Snohomish County WA GO	4.000%	12/1/26	3,515	3,812
Spokane WA Water & Wastewater Water Revenue	3.000%	12/1/26	2,900	3,184
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,732
Thurston County School District No. 111 Olympia GO	4.000%	12/1/32	3,150	3,776
University of Washington College & University Revenue	5.000%	7/1/27	6,935	7,391
University of Washington College & University Revenue	5.000%	4/1/28	10,195	10,275
University of Washington College & University Revenue	5.000%	7/1/28	11,490	12,225
University of Washington College & University Revenue	5.000%	12/1/28	955	1,202
University of Washington College & University Revenue	5.000%	7/1/29	7,500	7,973
University of Washington College & University Revenue	5.000%	4/1/30	9,315	9,388
University of Washington College & University Revenue	5.000%	7/1/30	10,495	11,157
University of Washington College & University Revenue	5.000%	4/1/31	10,500	10,582
University of Washington College & University Revenue	5.000%	4/1/32	11,375	11,464
University of Washington College & University Revenue	5.000%	7/1/32	5,000	5,312
Washington COP	5.000%	7/1/36	5,135	6,414
Washington COP	5.000%	7/1/37	5,385	6,707
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,652
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,791
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,521
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,701
Washington GO	5.000%	8/1/21	5,600	5,738
Washington GO	5.000%	7/1/22	10,015	10,713
Washington GO	5.000%	7/1/22	20,110	21,511
Washington GO	5.000%	7/1/22	23,575	25,217
Washington GO	5.000%	8/1/22	5,470	5,873
Washington GO	5.000%	7/1/23	10,025	10,712
Washington GO	5.000%	8/1/23	5,435	5,829
Washington GO	5.000%	7/1/24	5,135	5,486
Washington GO	5.000%	7/1/24	3,025	3,518
Washington GO	5.000%	8/1/24	2,375	2,661
Washington GO	5.000%	7/1/25	50,585	58,814
Washington GO	5.000%	8/1/25	10,000	12,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	6/1/26	3,070	3,834
	Washington GO	5.000%	8/1/26	6,175	6,617
	Washington GO	5.000%	8/1/26	12,370	15,527
	Washington GO	4.000%	7/1/27	27,500	28,967
	Washington GO	5.000%	7/1/27	8,655	10,243
	Washington GO	5.000%	7/1/27	14,900	17,603
	Washington GO	5.000%	7/1/27	5,010	5,919
	Washington GO	5.000%	8/1/27	7,495	9,053
	Washington GO	5.000%	8/1/27	14,675	18,970
[6]	Washington GO	5.000%	6/1/28	3,400	4,468
	Washington GO	4.000%	7/1/28	10,000	10,518
	Washington GO	4.000%	7/1/28	26,080	27,431
	Washington GO	5.000%	7/1/28	19,745	23,318
	Washington GO	5.000%	8/1/28	7,050	8,515
	Washington GO	5.000%	8/1/28	20,210	24,410
	Washington GO	5.000%	6/1/29	10,545	10,711
[6]	Washington GO	5.000%	6/1/29	3,215	4,323
	Washington GO	4.000%	7/1/29	9,000	9,748
	Washington GO	5.000%	2/1/30	8,545	9,737
	Washington GO	5.000%	2/1/30	13,740	16,271
[6]	Washington GO	5.000%	6/1/30	2,800	3,847
	Washington GO	5.000%	7/1/30	8,015	9,458
	Washington GO	5.000%	7/1/30	6,975	8,470
	Washington GO	5.000%	8/1/30	11,495	14,657
	Washington GO	5.000%	6/1/31	5,250	5,333
[6]	Washington GO	5.000%	6/1/31	2,400	3,279
	Washington GO	4.000%	7/1/31	23,685	26,518
	Washington GO	5.000%	7/1/31	3,000	3,539
	Washington GO	5.000%	7/1/31	12,950	15,277
	Washington GO	5.000%	8/1/31	13,860	16,073
	Washington GO	5.000%	8/1/31	13,085	16,673
	Washington GO	5.000%	8/1/31	32,640	41,590
	Washington GO	5.000%	6/1/32	5,500	5,587
[6]	Washington GO	5.000%	6/1/32	3,070	4,172
	Washington GO	5.000%	8/1/32	29,775	33,175
	Washington GO	5.000%	8/1/32	26,855	34,199
	Washington GO	5.000%	8/1/33	6,800	7,571
	Washington GO	5.000%	8/1/33	5,020	6,190
[6]	Washington GO	5.000%	6/1/34	4,000	5,389
	Washington GO	5.000%	8/1/34	11,640	12,951
	Washington GO	5.000%	8/1/34	5,015	6,175
[6]	Washington GO	5.000%	6/1/35	2,500	3,357
	Washington GO	5.000%	8/1/35	2,530	3,109
[6]	Washington GO	5.000%	6/1/36	3,800	5,084
	Washington GO	5.000%	8/1/36	10,000	12,969
[6]	Washington GO	5.000%	6/1/37	4,500	6,001
	Washington GO	5.000%	8/1/37	10,005	12,958
	Washington GO	5.000%	8/1/37	15,000	17,215
	Washington GO	5.000%	2/1/38	12,245	14,309
[6]	Washington GO	5.000%	6/1/38	3,000	3,989
	Washington GO	5.000%	8/1/38	18,960	24,499
	Washington GO	5.000%	8/1/38	16,840	19,301
	Washington GO	5.000%	2/1/39	12,860	15,006
	Washington GO	5.000%	6/1/39	3,250	4,311
	Washington GO	5.000%	8/1/39	6,110	7,453
	Washington GO, Prere.	5.000%	2/1/21	10,000	10,000
	Washington GO, Prere.	5.000%	2/1/21	9,650	9,650
	Washington GO, Prere.	5.000%	2/1/22	6,170	6,471

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,055	2,497
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,338
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	3,111
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,366
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	2,090
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,831
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,991
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	576
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,501
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,551
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	3,227
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	5,703
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,551
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	766
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,742
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	2,024
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	4,454
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	4,552
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	3,081
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	554
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	5,178
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	4,663
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	3,182
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	2,367
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	442
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	5,152
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,749
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,636
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	304
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	3,257

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,823
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,882
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	4,032
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	2,235
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	4,081
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	802
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,560
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	666
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	11,953
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	531
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	24,351
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	661
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	2,105	2,657
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	4,415	5,572
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	6,731
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	989
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,984
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,000	5,036
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,315
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,500	5,652
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,200	1,574
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,308
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/21	2,750	2,819
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/24	7,000	7,910
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	7,150	8,364
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	8,000	9,657
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,695
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,971
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,578
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	1,435	1,768
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,734
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	1,221
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	2,200	2,677
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	1,175	1,426
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,483
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	1,208
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,397
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,939
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	5,123
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,879
[2]	Washington Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.050%	2/3/21	33,000	33,000
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/30	665	821
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	250	308
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/32	250	306
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/33	250	305
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	545	660
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/37	945	1,141
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,030	1,240
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	3,340	3,502
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	1,020
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	872
	Washington State University College & University Revenue	5.000%	10/1/28	1,000	1,318
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,140	3,242
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,170	3,273
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,070	3,169
	Washington State University College & University Revenue, Prere.	5.000%	10/1/21	3,070	3,169
					2,047,065
West Virginia (0.5%)
[4]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	2,200
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,440
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,350
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,585
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/21	11,210	11,525
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/22	5,160	5,551
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,993
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	8,079
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	6,039
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,731
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,757
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,373
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	6,644
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	7,444
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	6,278
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	7,025	8,195
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	8,474
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	9,114
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	9,447
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	8,026
	West Virginia GO	5.000%	12/1/33	10,035	12,899

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia GO	5.000%	12/1/35	16,375	20,947
West Virginia GO	5.000%	6/1/36	14,890	19,019
West Virginia GO	5.000%	6/1/37	2,935	3,739
West Virginia GO	5.000%	12/1/37	16,020	20,937
West Virginia GO	5.000%	6/1/38	13,920	18,169
West Virginia GO	5.000%	12/1/38	16,835	21,946
West Virginia GO	5.000%	6/1/39	17,255	22,470
West Virginia GO	5.000%	12/1/39	17,685	23,009
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,107
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,975
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,579
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,946
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,105
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,915
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,105
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	2,078
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	2,116
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	2,340
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,527
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,929
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	3,468
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,598
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,502
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	3,396
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,917
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,785
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,577
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,485
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,964
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	6,654
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,260	7,886
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	4,032
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,788
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,500	3,117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	9,907
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,250	2,791
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	5,104
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,414
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,579
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	1,010	1,286
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,578
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,900
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/26	2,590	3,221
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/27	2,720	3,480
West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/28	2,855	3,732
West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,000	3,098
West Virginia University College & University Revenue PUT	5.000%	7/1/29	23,125	29,720
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	3,174
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/31	3,435	3,957
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	4,240
				444,452
Wisconsin (1.7%)
Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	2,190
Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,315
Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,312
Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,733
Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,730
Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,729
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	4,238
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	4,387
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	4,554
Madison WI Area Technical College GO	5.000%	3/1/22	4,055	4,269
Madison WI Area Technical College GO	5.000%	3/1/23	4,345	4,776
Madison WI Area Technical College GO	4.000%	3/1/24	4,590	5,119
Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,453
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	6,482
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	6,720
Madison WI GO	3.000%	10/1/21	8,045	8,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Madison WI GO	4.000%	10/1/26	6,540	7,884
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	6,165
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	13,604
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	17,515
Milwaukee Metropolitan Sewerage District GO	5.250%	10/1/22	2,690	2,920
Milwaukee WI GO	5.000%	4/1/31	3,070	4,121
Milwaukee WI GO	4.000%	4/1/32	6,100	7,067
Milwaukee WI GO	3.000%	4/1/33	4,825	5,257
Milwaukee WI GO	3.000%	4/1/34	4,825	5,225
Neenah Joint School District GO	3.000%	3/1/30	4,600	5,214
Neenah Joint School District GO	3.000%	3/1/32	1,500	1,676
Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,148
Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,297
Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,929
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	350	371
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	280	310
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,532
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	7,488
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	5,781
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,695	5,477
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	8,213
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,595	3,067
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,294
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	5,051
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,301
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,475	1,759
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	987
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	8,992
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,859
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,585	3,109
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	975
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,225	1,634
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	937
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	4,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	643
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	11,822
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	7,024
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	768
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	3,025
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	894
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,763
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	929
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,500	4,574
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,275
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	4,865	5,840
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,392
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	3,375	4,384
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,489
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	7,278
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,145	1,442
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	9,578
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	38,645	38,645
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	9,240	9,240
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.010%	2/1/21	5,200	5,200
	Verona Area School District GO	5.000%	4/1/26	3,485	4,301
	West De Pere School District GO	5.000%	4/1/30	3,820	4,924
	West De Pere School District GO	4.000%	4/1/31	3,245	3,870
	Wisconsin Appropriations Revenue	5.000%	5/1/28	2,500	3,179
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	919
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	341
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	933
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	550	469
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,350	1,106
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	819
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,500	1,183
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,893
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	1,023
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,456
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	1,118
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	2,181
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	1,038
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,676
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	1,600	1,027
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,838
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	1,600	983
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,682
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	1,705	1,004
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	3,087
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	1,650	930
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	3,374
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	5,230	6,085
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	6,644
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	7,020	8,704
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	13,325	16,852
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	6,000	7,406
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	7,740	9,540
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/33	8,125	10,000
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	4,440	5,108
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/34	8,530	10,478
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/35	3,700	4,250
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/37	3,085	3,535
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	5,000	5,345
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/35	6,435	7,682
	Wisconsin GO	5.000%	11/1/23	2,620	2,969
	Wisconsin GO	5.000%	5/1/26	9,000	9,974
	Wisconsin GO	5.000%	5/1/27	4,000	4,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wisconsin GO	5.000%	5/1/28	4,500	5,936
	Wisconsin GO	5.000%	11/1/28	30,170	38,748
	Wisconsin GO	5.000%	5/1/29	16,840	20,074
	Wisconsin GO	5.000%	5/1/29	5,055	5,578
[6]	Wisconsin GO	5.000%	5/1/29	4,000	5,409
	Wisconsin GO	5.000%	11/1/29	3,210	4,098
	Wisconsin GO	5.000%	5/1/30	7,760	9,243
[6]	Wisconsin GO	5.000%	5/1/30	3,000	4,150
	Wisconsin GO	5.000%	5/1/30	1,910	2,574
[6]	Wisconsin GO	5.000%	5/1/31	2,000	2,764
	Wisconsin GO	5.000%	11/1/31	5,150	6,525
	Wisconsin GO	4.000%	5/1/32	12,500	14,924
	Wisconsin GO	5.000%	5/1/32	5,025	5,960
	Wisconsin GO	5.000%	5/1/32	9,870	12,815
	Wisconsin GO	4.000%	5/1/33	11,520	13,701
	Wisconsin GO	5.000%	5/1/33	10,475	12,819
	Wisconsin GO	5.000%	5/1/33	10,340	13,384
	Wisconsin GO	5.000%	5/1/34	5,000	5,921
	Wisconsin GO	5.000%	5/1/34	12,500	15,290
	Wisconsin GO	5.000%	5/1/34	11,020	13,480
	Wisconsin GO	5.000%	5/1/34	11,905	14,958
	Wisconsin GO	5.000%	5/1/34	7,000	9,040
	Wisconsin GO	4.000%	11/1/34	4,000	4,746
	Wisconsin GO	5.000%	5/1/35	13,090	15,470
	Wisconsin GO	5.000%	5/1/35	15,040	18,380
	Wisconsin GO	5.000%	5/1/35	10,600	12,954
	Wisconsin GO	5.000%	5/1/36	24,590	29,005
	Wisconsin GO	5.000%	5/1/36	21,325	25,154
	Wisconsin GO	5.000%	5/1/36	15,830	19,318
	Wisconsin GO	5.000%	5/1/36	11,195	13,662
	Wisconsin GO	5.000%	5/1/36	14,385	17,995
	Wisconsin GO	5.000%	5/1/37	12,500	15,599
	Wisconsin GO	5.000%	5/1/38	11,000	13,700
	Wisconsin GO, Prere.	5.000%	5/1/21	10,425	10,552
	Wisconsin GO, Prere.	5.000%	5/1/22	1,400	1,485
	Wisconsin GO, Prere.	5.000%	5/1/22	2,060	2,185
	Wisconsin GO, Prere.	5.000%	5/1/22	1,715	1,819
	Wisconsin GO, Prere.	5.000%	5/1/22	110	117
	Wisconsin GO, Prere.	5.000%	5/1/22	40	42
	Wisconsin GO, Prere.	5.000%	5/1/22	7,405	7,856
	Wisconsin GO, Prere.	5.000%	5/1/22	2,835	3,008
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	700	753
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,865	2,002
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,500	1,608
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,371
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	1,660	1,777
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	13,267
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	7,636
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	2/1/21	17,435	17,435
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,226

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	1,072
Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	1,166
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,588
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,819
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,973
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	1,122
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	880	1,099
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	2,004
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	2,352
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,381
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	770	947
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	191
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,235	1,291
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	1,069
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,756
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	13,917
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	227
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,459
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	1,018
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,243
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	13,738

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	265
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,737
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	9,907
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,225	2,543
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	361
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	7,131
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,882
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	392
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	2,032
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,903
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,775	5,948
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	6,327
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	9,262
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	857
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,905
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,966
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,870	1,949
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	477
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,476
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	58,032
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	8,476
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,429
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	38,835	44,513
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	903
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	4,455
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	6,737
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	17,075	19,532
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	3,024
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	4,715	5,521
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	5,394
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	3,091
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	6,903
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	8/1/38	4,780	4,953
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	6,165
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	11,179
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/21	34,255	34,805
[2,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	2/4/21	10,890	10,890
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,950	6,392
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	2,715	3,054
[2]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue VRDO	0.040%	2/3/21	15,800	15,800
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.050%	2/4/21	6,100	6,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/32	4,000	4,420
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/33	3,550	3,924
					1,402,553
Wyoming (0.1%)
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	311
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	314
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	374
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	341
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	309
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	308
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	245
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	170
[6]	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	194
	Lincoln County WY Resource Recovery Revenue VRDO	0.020%	2/1/21	15,370	15,370
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	25,113
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/25	1,000	1,175
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/28	1,025	1,272
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/29	1,040	1,283
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/31	1,105	1,351
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/32	1,050	1,279
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/35	1,450	1,752
					51,161
Total Tax-Exempt Municipal Bonds (Cost $76,443,756)					81,880,023

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[18]	Vanguard Municipal Cash Management Fund (Cost $1,090,313)	0.034%	10,901,745	1,090,392
Total Investments (99.7%) (Cost $77,534,069)				82,970,415
Other Assets and Liabilities—Net (0.3%)				211,343
Net Assets (100%)				83,181,758
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $1,178,862,000, representing 1.4% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2021.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Securities with a value of $9,093,000 have been segregated as initial margin for open futures contracts.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	9,543	1,201,225	15
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(1,315)	(269,205)	14,815
				14,830
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	81,880,023	—	81,880,023
Temporary Cash Investments	1,090,392	—	—	1,090,392
Total	1,090,392	81,880,023	—	82,970,415
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,410	—	—	1,410
1	Represents variation margin on the last day of the reporting period.